As filed with the Securities and Exchange Commission on
                                 April 6, 1999.
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.
                              Post-Effective Amendment No. 30    X

                                                 and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                               Amendment No 32                   X

                              THE AAL MUTUAL FUNDS
               (Exact name of registrant as specified in charter)


                             222 WEST COLLEGE AVENUE
                         APPLETON, WISCONSIN 54919-0007
               (Address of Principal Executive Offices)(Zip Code)

       Registrant's Telephone Number, including Area Code: (920) 734-5721

                                 ROBERT G. SAME
                                    Secretary
                              THE AAL MUTUAL FUNDS
                             222 WEST COLLEGE AVENUE
                         APPLETON, WISCONSIN 54919-0007
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offerings:  Continuous

It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b): on July 1, 1999 pursuant to paragraph (b)
               60 days after filing pursuant to paragraph (a)(1)
          X    on July 1, 1999  pursuant to  paragraph  (a)(1)
               75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

               this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                              THE AAL MUTUAL FUNDS

                                   PROSPECTUS
                              Class A and B Shares
                                  July 1, 1999


                          The AAL Small Cap Stock Fund

                           The AAL Mid Cap Stock Fund

                           The AAL International Fund

                           The AAL Capital Growth Fund

                           The AAL Equity Income Fund

                              The AAL Balanced Fund

                          The AAL High Yield Bond Fund

                           The AAL Municipal Bond Fund

                                The AAL Bond Fund

                            The AAL Money Market Fund




This Fund prospectus provides information that you should review before investing. Please keep the prospectus for future reference. If you have any questions or want additional material, please call The AAL Mutual Funds at 800-553-6319, or write The AAL Mutual Funds at 222 West College Avenue, Appleton, Wisconsin 54919-0007. The Telecommunications Device for the Deaf ("TDD") number is 800-684-3416.



As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is complete or accurate. If anyone tells you otherwise, they are committing a crime.

TABLE OF CONTENTS

RISK/RETURN INFORMATION: INVESTMENT PROGRAMS AND PERFORMANCE

PROSPECTUS SUMMARY
     Reading the Prospectus
     The Funds
     Principal Risks Common to All Funds
     Class A Versus Class B Shares
     Institutional Shares

THE AAL SMALL CAP STOCK FUND
     Investment Objective
     Investment Strategies
     Primary Risk
     Past Performance
     Expenses

THE AAL MID CAP FUND
     Investment Objective
     Investment Strategies
     Primary Risk
     Past Performance
     Expenses

THE AAL INTERNATIONAL FUND
     Investment Objective
     Investment Strategies
     Primary Risk
     Past Performance
     Expenses

THE AAL CAPITAL GROWTH FUND
     Investment Objective
     Investment Strategies
     Primary Risk
     Past Performance
     Expenses

THE AAL EQUITY INCOME FUND
     Investment Objective
     Investment Strategies
     Primary Risk
     Past Performance
     Expenses

THE AAL BALANCED FUND
     Investment Objective
     Investment Strategies
     Primary Risk
     Past Performance
     Expenses

THE AAL HIGH YIELD BOND FUND
     Investment Objective
     Investment Strategies
     Primary Risk
     Past Performance
     Expenses

THE AAL MUNICIPAL BOND FUND
     Investment Objective
     Investment Strategies
     Primary Risk
     Past Performance
     Expenses

THE AAL BOND FUND
     Investment Objective
     Investment Strategies
     Primary Risk
     Past Performance
     Expenses

THE AAL MONEY MARKET FUND
     Investment Objective
     Investment Strategies
     Primary Risk
     Past Performance
     Expenses

MANAGEMENT AND CAPITAL STRUCTURE
     Investment Adviser
     Portfolio Management
     Adviser Fees per Fund
     The Aid Association for Lutherans Savings Plan
     Year 2000

SHAREHOLDER INFORMATION
     Pricing Funds' Shares
     How to Buy Shares
     How to Redeem (Sell) Shares

DIVIDENDS

TAX CONSIDERATIONS

DISTRIBUTION ARRANGEMENTS
     12b-1 Fees
     Distribution Fees
     Service Fees
     Shareholder Maintenance Agreement

FINANCIAL HIGHLIGHTS

RISK/RETURN INFORMATION: INVESTMENT PROGRAMS AND PERFORMANCE

PROSPECTUS SUMMARY

Reading the Prospectus
References to "you" and "your" in the prospectus refer to prospective investors or shareholders. References to "we," "us" or "our" refer to the Trust or the Funds and Fund management; the Adviser, and/or Sub-Adviser for The AAL International Fund, Distributor, Administrator, Transfer Agent and Custodians.

The Funds
In this prospectus, we provide you with information on: the investment objectives and policies; risks of investing in the Funds; historic performance information; how to buy and sell Class A and Class B shares; management and services provided to the Funds; and other information.

This prospectus describes two share classes, Class A shares and Class B shares. You pay a sales charge immediately when you purchase Class A shares (front-end sales charge or load). You pay a sales charge when you redeem Class B shares held for less than five years (contingent deferred sales charge). In addition, you pay higher "12b-1 fees" for Class B shares than Class A shares. 12b-1 fees are ongoing asset based fees that we charge pursuant to a plan to cover the costs of certain activities related to the distribution and service of the Funds' shares.

Principal Risks Common to All Funds
You assume certain risks when you invest in any of the Funds. Risks specific to each Fund are discussed on the following pages. More generally, the investment style and strategies that we use to select stocks, bonds and other securities for each Fund depends on our ability to select those that perform well over time. Our selections may not always achieve our growth and/or income expectations, and securities we select could decline in value. There can be no assurance that any of the Funds will achieve its objective, and you could lose money.

Class A Versus Class B Shares
Whether you should purchase Class A or Class B shares depends on how long you intend to own the shares and the size of your investment. If you intend to own shares for more than five years and plan to invest less than $100,000, you should consider Class B shares. If you plan to redeem shares in less than five years or invest $100,000 or more, you should consider Class A shares. The following table shows some of the differences between Class A and Class B shares:

CLASS A SHARES                              CLASS B SHARES
--------------------------------            -----------------------------------

Maximum 4% front-end sales charge No front-end sales charge No contingent deferred sales charge Maximum 5% contingent deferred sales charge Lower annual expenses, which includes Higher annual expenses, which includes 12b-1 fees, than Class B shares 12b-1 fees, than Class A shares No conversion to Class B shares Automatic conversion to Class A shares after 5 years

Institutional Shares
We also offer an institutional class of shares ("Institutional shares"). They are described in a separate prospectus. Institutional shares are for Lutheran organizations or enterprises with the minimum initial investment in the Funds of $500,000. We designed Institutional shares to give Lutheran organizations and enterprises (non-natural persons) or financial institutions acting in a fiduciary or agency capacity for these organizations a convenient means of accumulating an interest in The AAL Mutual Funds. Lutheran organizations or enterprises that invest in Institutional shares purchase shares at net asset value. They do not pay initial sales charges, redemption fees or 12b-1fees. The performance of Class A, Class B and Institutional shares will vary based on differences in sales charges and fees. For more information on the Funds' Institutional shares and a prospectus, you may call our Mutual Funds Service Center at 800-553-6319.

THE AAL SMALL CAP STOCK FUND

Investment Objective
The AAL Small Cap Stock Fund seeks long-term capital growth by investing primarily in small company common stocks, and securities convertible into small company common stocks.

Investment Strategies
Under normal circumstances, we invest at least 65% of the Fund's total assets in small company common stocks. We may invest the remaining 35% of the Fund's total assets in any combination of small-cap, mid-cap, large-cap stocks, and securities convertible into these stocks.

By small companies we mean those with market capitalizations of less than $1.5 billion. We often refer to small company stocks as small cap stocks. Small-cap stocks trade in the over-the-counter market as well as on U.S. securities exchanges. We focus on companies with market capitalizations ranging from $100 million to $1 billion. Generally, small companies have not yet gained a reputation for a quality. Further, small companies tend to be less recognizable, than companies listed in the S&P 500(R) Index or the S&P Mid Cap 400(R) Index. We look for small companies (including companies initially offering stock to the public) that, in our opinion:

(1) are in the early stages of development or positioned in new and emerging industries;
(2)      have an opportunity for rapid growth;
(3)      have capable management; and
(4)      are financially sound.

Due to certain market inefficiencies, we believe properly selected small company stocks offer greater opportunities for long-term capital growth. We tend to sell the stocks of companies when we think that other investments offer better opportunities. This investment strategy may result in short-term gains or losses for the Fund.

Primary Risks

Financial Risk: When compared with large companies, small, less-established companies may have relatively lower revenues, limited product lines, less management depth and a lower share of the market for their products or services. Because of these and other factors, stocks of small companies present a greater risk of losing value than stocks of larger, more established companies.

Market Risk: Over time, the stock market tends to move in cycles, with periods when stock prices rise and periods when stock prices decline. Historically, small-cap stocks have experienced more price volatility than mid-cap and large-cap stocks.

Small company stocks tend to have greater price volatility than large company stocks. Generally, the value of the Fund's investments tend to increase more than the stock market, as measured by the S&P 500(R) Index, in a period of rising stock prices. Conversely, the value of the Fund's investments tend to decrease more than the stock in a period of declining stock prices. However, these price trends do not always occur. You could lose money investing in the Fund.

Past Performance
The following table and chart reflect the Fund's annual return and long-term performance. The bar chart and table show the risks of investing in the Fund by demonstrating the variability in performance from year-to-year. As with all investments, past performance is not a guarantee of future results.

Year-by-Year Total Return
The following chart shows calendar year total returns for Class A shares since the Fund started operations. Total returns assume reinvestment of all dividends and distributions, but do not reflect any deduction for sales charges. If the chart reflected sales loads, returns would be less than those shown.

Class A shares

[Bar chart with following data:]

         12/31/97          ____%
         12/31/98          ____%

The Fund's year to date return as of March 31st, 1999 was ______%.

Best and Worst Quarterly Returns

Best Quarter:              _____ Quarter of 19__              ______%
Worst Quarter:             _____ Quarter of 19__              ______%

Average Annual Total Return
The tables below compares the Fund's average annual total return for Class A and B shares with the S&P Small Cap 600(R) Index.* Performance of the Fund reflects the maximum sales load you would pay for the stated period. The average annual return for both the Fund and the S&P Small Cap 600(R) Index is calculated as of the close of the Fund's fiscal year, which ends April 30, 1999. Returns for Class A shares are shown for a one year period and since the Fund started operations. For Class B shares, returns are shown for a one-year period and since inception of Class B shares.

Small Cap Fund                               1 Year            Since Inception

Class A Shares                               ____%             ____% (1)

S&P Small Cap 600(R) Index                   ____%             ____%


Small Cap Fund                               1 Year            Since Inception

Class B Shares                               ____%             ____% (2)

S&P Small Cap 600(R) Index                   ____%             ____%

(1) Inception of the Fund, July 1, 1996
(2) Inception of Class B Shares, January 8, 1997
* The S&P Small Cap 600(R) Index is an unmanaged index comprised of 600 stocks designed to represent performance of the small-cap segment of the U.S. equity markets.

Please note, investment returns and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the price you paid.

Expenses
Like any investor, you pay certain expenses related to your investments. Annual Fund and operating expenses are paid from portfolio assets, so they directly reduce your share price. These expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

Shareholder Fees
(fees paid directly from your investment)    Class A  Shares     Class B Shares

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)    4.00%               None

Maximum deferred sales charge (load)
(as a percentage of net asset value)             None                5.00%

Annual Fund Operating Expenses
(expenses deducted from Fund assets)         Class A  Shares     Class B Shares

Management Fees                                   ___%                ___%

Distribution and Service (12b-1) Fees             0.25%               1.00%

Other Expenses                                    ___%                ___%

Total Fund Operating Expenses                     ___%                ___%

Expense Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period                Class A Shares            Class B Shares         Class B Shares No Redemptions
---------------------------------------------------------------------------------------------------------

1 Year                         $____                    $____                           $____

3 Year                         $____                    $____                           $____

5 Year                         $____                    $____                           $____

After 10 years                 $____                     N/A*                            N/A*


*Class B shares convert into Class A shares after five years.

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.


THE AAL MID CAP STOCK FUND

Investment Objective
The AAL Mid Cap Stock Fund seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks, of mid-sized companies.

Investment Strategies
Under normal circumstances, we invest at least 65% of the Fund's total assets in mid-sized company stocks. By mid-sized companies, we mean those with market capitalizations ranging from $100 million to $6 billion. Within this category, we generally focus on companies with market capitalizations ranging from$400 to $3.5 billion. Mid-cap companies tend to be smaller and less-seasoned than large-cap companies listed in the S&P 500(R) Index. Mid-cap companies may trade in the over-the-counter market as well as on national securities exchanges.

We may invest the remaining 35% of the Fund's total assets in any combination of additional mid-cap stocks, large-cap stocks and securities convertible into such stocks. We look for mid-sized companies (including companies initially offering their stocks to the public) that, in our opinion:

(1) have prospects for growth in their sales and earnings; (2) are in an industry with a good economic outlook; (3) have high quality management; and (4) have a strong financial position.

We usually pick companies in the middle stages of their development. These companies tend to have established a record of profitability and possess a new technology, unique product or market niche. We tend to sell stocks of companies when we think other investments offer better opportunities. Due to this policy, the Fund may from time to time have short-term gains or losses.

Primary Risks

Financial Risk: Stocks of mid-sized companies may present a greater risk of losing value than stocks of larger, more established companies, but may present less risk than stocks of smaller companies. Mid-sized companies tend to have relatively smaller revenues, narrower product lines, less management depth and smaller shares of the market for their products or services than large companies.

Market Risk: Over time, the stock market tends to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. Due to the tendency for mid cap stocks to have less liquidity in the market than large company stocks, the value of the Fund's investments might increase and decrease more than the stock market in general, as measured by the S&P 500(R). You could lose money investing in the Fund.

Past Performance
The following table and chart reflect the Fund's annual return and long-term performance. The bar chart and table show the risks of investing in the Fund by demonstrating the variability in performance from year-to-year. As with all investments, past performance is not a guarantee of future results.

Year-by-Year Total Return
The following chart shows calendar year total returns for Class A shares since the Fund started operations. Total returns assume reinvestment of all dividends and distributions, but do not reflect any deduction for sales charges. If the chart reflected sales loads, returns would be less than those shown.

Class A shares

[Bar chart with following data:]

         12/31/94          ____%
         12/31/95          ____%
         12/31/96          ____%
         12/31/97          ____%
         12/31/98          ____%

The Funds year to date return as of March 31st, 1999 was ______%.

Best and Worst Quarterly Returns

Best Quarter:              _____ Quarter of 19__              ______%
Worst Quarter:             _____ Quarter of 19__              ______%

Average Annual Total Return
The tables below compares the Fund's average annual total return for Class A and B shares with the S&P Mid Cap 400(R) Index.* Performance of the Fund reflects the maximum sales load you would pay for the stated period. The average annual return for both the Fund and the S&P Mid Cap 400(R) Index is calculated as of the close of the Fund's fiscal year, which ends April 30, 1999. For Class A shares, returns are shown for one and five year periods, and since the Fund started operations. For Class B shares, returns are shown for a one-year period and since inception of Class B shares.

Mid Cap Stock Fund                1 Year         5 Year          Since Inception
--------------------------------------------------------------------------------

Class A Shares                    ____%          ____%           ____% (1)

S&P Mid Cap 400(R) Index          ____%          ____%           ____%


Mid Cap Stock Fund                1 Year         Since Inception
-----------------------------------------------------------------------

Class B Shares                    ____%          ____% (2)

S&P Mid Cap 400(R) Index          ____%          ____%

(1)  Inception  of the  Fund,  June 30,  1993
(2)  Inception  of Class B Shares, January 8, 1997
* The S&P Mid Cap 400(R) Index is an unmanaged index that represents the average performance of a group of 400 medium-capitalization stocks.

Please note, investment returns and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the price you paid.

Expenses
Like any investor, you pay certain expenses related to your investments. Annual Fund and operating expenses are paid from portfolio assets, so they directly reduce your share price. These expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

Shareholder Fees
(fees paid directly from your investment)     Class A  Shares     Class B Shares

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)     4.00%               None

Maximum deferred sales charge (load)
(as a percentage of net asset value)              None                5.00%

Annual Fund Operating Expenses
(expenses deducted from Fund assets)          Class A  Shares     Class B Shares

Management Fees                                   ___%                ___%

Distribution and Service (12b-1) Fees             0.25%               1.00%

Other Expenses                                    ___%                ___%

Total Fund Operating Expenses                     ___%                ___%

Expense Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period     Class A Shares   Class B Shares    Class B Shares No Redemptions
--------------------------------------------------------------------------------

1 Year              $____           $____                    $____

3 Year              $____           $____                    $____

5 Year              $____           $____                    $____

After 10 years      $____            N/A*                     N/A*

*Class B shares convert into Class A shares after five years.

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.


THE AAL INTERNATIONAL FUND

Investment Objective
The AAL International Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

Investment Strategies
Under normal circumstances, we invest at least 65% of the Fund's total assets in foreign stocks primarily traded in at least three countries, not including the United States. We may not invest more than 25% of the Fund's assets in any one country. We do not have any other limitations on how much of the Fund's assets we may invest in securities primarily traded in any one country. Typically, we consider an issuer as domiciled in a particular country if it:

(1)  is incorporated under the laws of that country;
(2)  has at least 50% of the value of its assets located in that country; or
(3) derives at least 50% of its income from operations or sales in that country.

We may invest the remaining 35% of the Fund's total assets in: additional foreign stocks; U.S. stocks; structured notes and/or preferred stocks; and up to 20% of the Fund's total assets in U.S. and foreign bonds and other debt obligations, including lower-rated debt, commonly referred to as "junk bonds." We do not place any restrictions on the debt ratings of securities acquired or the portion of the Fund's assets we may invest in a particular rating category for the Fund.

[Sidebar: Mature and Emerging Markets]

Mature Markets: A mature market is generally defined as a stable and efficient country economy with well developed governmental entities and an advanced financial infrastructure.

Emerging Markets: An emerging market refers to lesser developed country economy. An emerging market is characterized by relatively weak governmental entities and a developing financial infrastruture with market inefficiencies.

The following examples help distinguish mature markets and emerging markets.

Mature Markets                      Emerging Markets

United States                       Czech Republic
Japan                               Poland
Canada                              Taiwan
United Kingdom                      Brazil

We focus on stocks primarily trading in the United Kingdom, Western Europe, Australia, Far East, Latin America and Canada. Many of these markets are mature, while others are emerging. There are no limits on the extent to which we can invest in either mature or emerging markets. We may invest up to 100% of the Fund's total assets in emerging markets.

Pending the investment of cash from new sales or to meet ordinary daily cash needs, we may hold cash temporarily (U.S. dollars, foreign currencies or multinational foreign currency units) for the Fund. We may invest any portion of the Fund's total assets in money market instruments.

Primary Risks

Foreign  Investment  Risks:  The Fund faces  particular  risks  associated  with foreign investing. Foreign investment risks include currency, liquidity, political, economic and market risks, as well as risks associated with governmental regulation and non-uniform corporate disclosure standards.

Currency Fluctuations: A change in the value of a foreign currency against the U.S. dollar may affect the value (in terms of U.S. Dollars) of the foreign stocks held by the Fund. The value of the Fund's foreign stocks also may be affected significantly by currency restrictions and currency exchange control regulations enacted from time to time by foreign governments.

Market Characteristics and Liquidity: Foreign exchanges and markets may be more volatile than those in the United States, and foreign stocks may be less liquid than domestic securities. Settlement practices for transactions in foreign stock markets may differ from those practices in U.S. stock markets, and may involve delays beyond customary periods in the United States.

Political and Economic Factors: The economies of some foreign countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. Also, some foreign governments participate to a significant degree, through ownership interests or regulation, in their economies. Actions by these governments could include restrictions on foreign investments, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on the prices of stocks and the payment of interest on bonds. The economies of many foreign countries are highly dependent on international trade and therefore, are affected by trade policies and economic conditions of their trading partners. If those trading partners engage in protectionist trade legislation, the price of the stocks of the foreign country and the markets in which they trade could be affected.

Regulation: Some foreign countries have less supervision and regulation of securities markets, broker/dealers and issuers of securities than is the case in the United States. Also, many foreign countries do not require publicly traded companies to disclose information which is as extensive and detailed as that which public companies in the United States are required to disclose. This lack of regulation and disclosure makes our assessment of the growth potential of stocks we select less certain than might be the case for domestic stocks.

These risks tend to be more pronounced in emerging markets than is the case for mature markets. We may invest up to 100% of the Fund's net assets in emerging growth countries.

Past Performance
The following table and chart reflect the Fund's annual return and long-term performance. The bar chart and table show the risks of investing in the Fund by demonstrating the variability in performance from year-to-year. As with all investments, past performance is not a guarantee of future results.

Year-by-Year Total Return
The following chart shows calendar year total returns for Class A shares since the Fund started operations. Total returns assume reinvestment of all dividends and distributions, but do not reflect any deduction for sales charges. If the chart reflected sales loads, returns would be less than those shown.

Class A shares

[Bar chart with following data:]

         12/31/97          ____%
         12/31/98          ____%

The Funds year to date return as of March 31st, 1999 was ______%.

Best and Worst Quarterly Returns

Best Quarter:              _____ Quarter of 19__              ______%
Worst Quarter:             _____ Quarter of 19__              ______%

Average Annual Total Return
The tables below compares the Fund's average annual total return for Class A and B shares with the EAFE(R) Index.* Performance of the Fund reflects the maximum sales load you would pay for the stated period. The average annual return for both the Fund and the EAFE(R) Index is calculated as of the close of the Fund's fiscal year, which ends April 30, 1999. Returns for Class A shares are shown for a one year period and since the Fund started operations. For Class B shares, returns are shown for a one-year period and since inception of Class B shares.

International Fund                 1 Year            Since Inception

Class A Shares                     ____%             ____% (1)

EAFE(R) Index                      ____%             ____%


International Fund                 1 Year            Since Inception

Class B Shares                     ____%             ____% (2)

EAFE(R) Index                      ____%             ____%

(1)  Inception  of the Fund,  August 1,  1995
(2)  Inception  of Class B Shares, January 8, 1997
* The Morgan Stanley Capital International, Europe, Australia, Far East Index (EAFE(R) Index) is a stock index designed to measure the investment returns of the developed countries outside North America. The EAFE(R) Index currently includes stocks from 21 countries.

Please note, investment returns and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the price you paid

Expenses
Like any investor, you pay certain expenses related to your investments. Annual Fund and operating expenses are paid from portfolio assets, so they directly reduce your share price. These expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

Shareholder Fees
(fees paid directly from your investment)    Class A  Shares      Class B Shares

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)         4.00%                None

Maximum deferred sales charge (load)
(as a percentage of net asset value)                  None                 5.00%

Annual Fund Operating Expenses
(expenses deducted from Fund assets)         Class A  Shares      Class B Shares

Management Fees                                       ___%                 ___%

Distribution and Service (12b-1) Fees                 0.25%                1.00%

Other Expenses                                        ___%                 ___%

Total Fund Operating Expenses                         ___%                 ___%

Expense Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period      Class A Shares   Class B Shares   Class B Shares No Redemptions
--------------------------------------------------------------------------------

1 Year               $____           $____                   $____

3 Year               $____           $____                   $____

5 Year               $____           $____                   $____

After 10 years       $____            N/A*                    N/A*

*Class B shares convert into Class A shares after five years.

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.


THE AAL CAPITAL GROWTH FUND

Investment Objective
The AAL Capital Growth Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Investment Strategies
Under normal circumstances, we invest at least 65% of the Fund's total assets in common stocks, not including convertible securities. Generally, we focus on dividend-paying stocks issued by companies with earnings growth per share that is higher than stocks included in the S&P 500(R). In selecting stocks, we look for quality, operating growth predictability and financial strength.

We may invest the remaining 35% of the Fund's total assets in additional common stocks, preferred stocks and bonds. The Fund does not invest in bonds for capital growth or for long time periods. We limit our investments in convertible securities to no more than 5% of the Fund's net assets.

Primary Risks

Financial Risk: Many factors affect an individual company's performance, such as management or the demand for a company's products or services and company performance affects the value of stocks in the Fund's portfolio.

Market Risk: Over time, the stock market tends to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund's investments may increase and decrease more than the stock market in general, as measured by the S&P 500(R).

Past Performance
The following table and chart reflect the Fund's annual return and long-term performance. The bar chart and table show the risks of investing in the Fund by demonstrating the variability in performance from year-to-year. As with all investments, past performance is not a guarantee of future results.

Year-by-Year Total Return
The following chart shows calendar year total returns for Class A shares since the Fund started operations. Total returns assume reinvestment of all dividends and distributions, but do not reflect any deduction for sales charges. If the chart reflected sales loads, returns would be less than those shown.

Class A shares

[Bar chart with following data:]
         12/31/89          ____%
         12/31/90          ____%
         12/31/91          ____%
         12/31/92          ____%
         12/31/93          ____%
         12/31/94          ____%
         12/31/95          ____%
         12/31/96          ____%
         12/31/97          ____%
         12/31/98          ____%

The Funds year to date return as of March 31st, 1999 was ______%.

Best and Worst Quarterly Returns

Best Quarter:              _____ Quarter of 19__              ______%
Worst Quarter:             _____ Quarter of 19__              ______%

Average Annual Total Return
The tables below compares the Fund's average annual total return for Class A and B shares with the S&P 500(R) Index.* Performance of the Fund reflects the maximum sales load you would pay for the stated period. The average annual return is calculated as of the close of the Fund's fiscal year, which ends April 30, 1999. Returns for Class A shares are shown for one, five and ten-year periods. For Class B shares, returns are shown for a one-year period and since inception of Class B shares.

Capital Growth Fund                 1 Year            5 Year            10 Year
-------------------------------------------------------------------------------

Class A Shares                      ____%             ____%             ____%

S&P 500(R) Index                    ____%             ____%             ____%

Capital Growth Fund                 1 Year            Since Inception

Class B Shares                      ____%             ____% (1)

S&P 500(R) Index                    ____%             ____%

(1) Inception of Class B Shares January 8, 1997
* The S&P  500(R)  Index is a  broad-based  composite  unmanaged  index  that
represents   the   average   performance   of  a  group   of  500   widely-held,
publicly-traded stocks.

Please note, investment returns and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the price you paid.

Expenses
Like any investor, you pay certain expenses related to your investments. Annual Fund and operating expenses are paid from portfolio assets, so they directly reduce your share price. These expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

Shareholder Fees
(fees paid directly from your investment)    Class A  Shares      Class B Shares

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)    4.00%                None

Maximum deferred sales charge (load)
(as a percentage of net asset value)             None                 5.00%

Annual Fund Operating Expenses
(expenses deducted from Fund assets)         Class A  Shares      Class B Shares

Management Fees                                  ___%                  ___%

Distribution and Service (12b-1) Fees            0.25%                 1.00%

Other Expenses                                   ___%                  ___%

Total Fund Operating Expenses                    ___%                  ___%

Expense Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period     Class A Shares    Class B Shares   Class B Shares No Redemptions
--------------------------------------------------------------------------------

1 Year               $____            $____                   $____

3 Year               $____            $____                   $____

5 Year               $____            $____                   $____

After 10 years       $____             N/A*                    N/A*

*Class B shares convert into Class A shares after five years.

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.


The AAL Equity Income Fund

Investment Objective
The AAL Equity Income Fund seeks  current  income,  long-term  income growth and
capital   growth  by  investing   primarily  in  a   diversified   portfolio  of
income-producing equity securities.

Investment Strategies
Under normal circumstances, we invest at least 65% of the Fund's total assets in income-producing equity securities. By "income-producing equity securities," we mean equity securities, including securities exchangeable or convertible into equity securities, that offer dividend yields that exceed the average dividend yields on stocks comprising the S&P 500(R). We may invest the remainder of the Fund's total assets, in whole or in part, in additional income-producing equity securities, bonds and commercial paper.

In selecting equity securities for the Fund, we look for companies that:

(1) have a good growth rate and return on capital;
(2) have  favorable  aspects for  future  growth  and  dividends;
(3)  are  financially   sound;
(4)  have high-quality management; and
(5) are in a favorable competitive environment.

We buy bonds, including convertible securities, if, at the time of purchase at least two Nationally recognized statistical rating organization (NRSRO's) have rated them investment grade; or, if unrated, we have determined them to be of a credit quality comparable to investment grade. We may invest up to 5% of the Fund's total assets in such securities rated below investment grade. We buy commercial paper rated in the top two categories by an NRSRO. We may buy unrated commercial paper, if we determine the commercial paper is of a credit quality comparable to investment grade.

We expect to receive income from dividends paid on equity investments and interest earned on debt securities. We seek capital appreciation by attempting to select income-producing equity securities that we believe are under-priced relative to the securities of companies with comparable fundamentals.

Primary Risks

Industry Concentration: Although we intend to diversify the Fund's investments in securities across many different industries, income-producing equity securities tend to be more prevalent in some market sectors than others. The higher dividend yielding securities included in the S&P 500(R) are found primarily in the services (communications and retail), energy, utilities, financial services and consumer non-cyclical and cyclical market sectors. Accordingly, our investments for the Fund may tend to emphasize certain market sectors more than others. Prices of stocks of companies in these industries may not always move in tandem with the market, generally, causing the Fund's performance to lag or outperform the overall market.

Financial Risk: The market sectors in which companies tend to issue income-producing equity securities usually have high operating, interest and other regulatory expenses, such as the public utilities industry. Also, some of these sectors are maturing, meaning that growth is peaking. Companies in these market sectors frequently use their profits for paying higher dividends rather than reinvesting for company growth. As a result, income-producing equity securities typically have lower capital growth potential than equity securities in other sectors. Capital growth for many income-producing equity securities corresponds to the company's competitive position, in particular its capability to capture market share from its competitors.

Interest Rate Risk: Like bonds, changes in the level of interest rates affect the value of income-producing equity securities and the value of the Fund as a whole. Their values tend to move in the opposite direction of interest rates.

Market Risk: Market cycles affect all equity securities over time, with periods when stock prices rise generally and periods when stock prices decline generally. However, income-producing equity securities may rise less and fall less than the market as a whole, because of the higher income component of these securities.

Past Performance
The following table and chart reflect the Fund's annual return and long-term performance. The bar chart and table show the risks of investing in the Fund by demonstrating the variability in performance from year-to-year. As with all investments, past performance is not a guarantee of future results.

Year-by-Year Total Return
The following chart shows calendar year total returns for Class A shares since the Fund started operations. Total returns assume reinvestment of all dividends and distributions, but do not reflect any deduction for sales charges. If the chart reflected sales loads, returns would be less than those shown.

Class A shares

[Bar chart with following data:]

         12/31/95          ____%
         12/31/96          ____%
         12/31/97          ____%
         12/31/98          ____%

The Funds year to date return as of March 31st, 1999 was ______%.

Best and Worst Quarterly Returns

Best Quarter:              _____ Quarter of 19__              ______%
Worst Quarter:             _____ Quarter of 19__              ______%

Average Annual Total Return
The tables below compares the Fund's average annual total return for Class A and B shares with the S&P 500(R) Index.* Performance of the Fund reflects the maximum sales load you would pay for the stated period. The average annual return for both the Fund and the S&P 500(R) Index is calculated as of the close of the Fund's fiscal year, which ends April 30, 1999. Returns for Class A shares are shown for one and five-year periods, and since the Fund started operations. For Class B shares, returns are shown for a one-year period and since inception of Class B shares.

Equity Income Fund           1 Year            5 Year           Since Inception
--------------------------------------------------------------------------------

Class A Shares               ____%             ____%            ____% (1)

S&P 500(R) Index             ____%             ____%            ____%


Equity Income Fund           1 Year            Since Inception

Class B Shares               ____%             ____% (2)

S&P 500(R) Index             ____%             ____%

(1)  Inception  of the Fund,  March 18,  1994
(2)  Inception  of Class B Shares, January 8, 1997
*  The  S&P  500(R)  Index  is a  broad-based  composite  unmanaged  index  that
represents   the   average   performance   of  a  group   of  500   widely-held,
publicly-traded stocks.

Please note, investment returns and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the price you paid.

Expenses
Like any investor, you pay certain expenses related to your investments. Annual Fund and operating expenses are paid from portfolio assets, so they directly reduce your share price. These expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

Shareholder Fees
(fees paid directly from your investment)    Class A  Shares      Class B Shares

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)     4.00%                None

Maximum deferred sales charge (load)
(as a percentage of net asset value)              None                 5.00%

Annual Fund Operating Expenses
(expenses deducted from Fund assets)         Class A  Shares      Class B Shares

Management Fees                                   ___%                  ___%

Distribution and Service (12b-1) Fees             0.25%                 1.00%

Other Expenses                                    ___%                  ___%

Total Fund Operating Expenses                     ___%                  ___%

Expense Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period     Class A Shares   Class B Shares    Class B Shares No Redemptions
--------------------------------------------------------------------------------

1 Year             $____           $____                      $____

3 Year             $____           $____                      $____

5 Year             $____           $____                      $____

After 10 years     $____            N/A*                       N/A*

*Class B shares convert into Class A shares after five years.

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.


The AAL Balanced Fund

Investment Objective
The AAL Balanced Fund seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

Investment Strategies
Under normal circumstances, we invest from 50% to 60% of the Fund's total assets in common stocks, from 30% to 40% in fixed-income securities and up to 20% in money market instruments. However, we will at all times maintain an investment mix within the following ranges:

(1) 35% to 75% in common stocks;
(2) 25% to 50% in fixed-income securities;  and
(3) 0% to 40% in money market instruments.

We select investments in each category of security by using the following criteria:

(1) common stocks, including the securities in which The AAL Capital Growth Fund may invest;
(2) bonds and other debt securities with maturities generally exceeding one year, including securities in which The AAL Bond Fund may invest; and
(3) money market instruments and other debt securities with maturities generally not exceeding 397 days, including the securities in which The AAL Money Market Fund may invest.

We periodically review and adjust the mix of investments among these three categories to capitalize on potential variations in returns produced by the interaction of changing financial markets and economic conditions. Changes in the investment mix may occur several times within a year or over several years, depending on market and economic conditions.

Primary Risks

Stock Investment Risks

Financial Risk: Many factors affect an individual company's performance, such as its management or the demand for a company's products or services. Company performance affects the value of stock and the value of stocks in the Fund's portfolio.

Market Risk: Over time, the stock market tends to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund's investments may increase or decrease more than the stock market in general, as measured by the S&P 500(R). Because we invest 35% to 75% of the Fund's assets in stocks, fluctuating stock prices will have a significant impact on the Fund's value (the price of the Fund's shares).

Bond and Money Market Instrument Investments Risks

Interest Rate Risk: Changes in interest rate levels affect the value of the bonds and money market instruments in the portfolio and the value of the Fund as a whole.

Credit Risk: The creditworthiness of bond issuers will affect the value of their bonds and money market instruments, which may decline during the Fund's holding periods and affect the value of the Fund as a whole.

Asset Allocation Risks
We may shift the portfolio's asset mix of stocks, bonds and money market instruments based on existing or anticipated market conditions. The returns you receive will depend on how we have allocated the Fund's investments across these asset categories. As the allocation fluctuates over time, your returns fluctuate as well. The Fund's performance will depend on our ability to successfully predict market and economic trends and to achieve optimal allocation.

The Fund seeks total return, consisting of both capital appreciation, current income and long-term income growth, by following an asset allocation strategy. The Fund, however, may not achieve as high a level of either capital appreciation or income as a mutual fund that has only one of these as a primary objective.

Past Performance
The following table and chart reflect the Fund's annual return and long-term performance. The bar chart and table show the risks of investing in the Fund by demonstrating the variability in performance from year-to-year. As with all investments, past performance is not a guarantee of future results.

Year-by-Year Total Return
The following chart shows calendar year total returns for Class A shares since the Fund started operations. Total returns assume reinvestment of all dividends and distributions, but do not reflect any deduction for sales charges. If the chart reflected sales loads, returns would be less than those shown.

Class A shares

[Bar chart with following data:]

         12/31/98          ____%

The Funds year to date return as of March 31st, 1999 was ______%.

Best and Worst Quarterly Returns

Best Quarter:              _____ Quarter of 19__              ______%
Worst Quarter:             _____ Quarter of 19__              ______%

Average Annual Total Return
The tables below compares the Fund's average annual total return for Class A and B shares with the S&P 500(R) Index and the Lehman Brothers Aggregate Bond Index(R).* Performance of the Fund reflects the maximum sales load you would pay for the stated period. The average annual return for the Fund, the S&P
500(R)  Index  and  the  Lehman  Brothers  Aggregate  Bond  Index(R),   is
calculated as of the close of the Fund's fiscal year, which ends April 30, 1999. Returns for Class A shares are shown for a one year period and since the Fund started operations. For Class B shares, returns are shown for a one-year period and since inception of Class B shares.

Balanced Fund                                 1 Year            Since Inception

Class A Shares                                ____%             ____% (1)

S&P 500(R) Index                              ____%             ____%

Lehman Brothers Aggregate Bond Index(R)       ____%             ____%


Balanced Fund                                 1 Year            Since Inception

Class B Shares                                ____%             ____% (2)

S&P 500(R) Index                              ____%             ____%

Lehman Brothers Aggregate Bond Index(R)       ____%             ____%

(1)  Inception of the Fund,  December 29, 1997
(2)  Inception of Class B shares, December 29, 1997
* The S&P  500(R)  Index is a  broad-based  composite  unmanaged  index  that
represents   the   average   performance   of  a  group   of  500   widely-held,
publicly-traded stocks. The Lehman Brothers Aggregate Bond Index(R) is an unmanaged index that encompasses four classes of fixed-income securities in the United States: U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset backed securities.

Please note, investment returns and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the price you paid.

Expenses
Like any investor, you pay certain expenses related to your investments. Annual Fund and operating expenses are paid from portfolio assets, so they directly reduce your share price. These expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

Shareholder Fees
(fees paid directly from your investment)    Class A  Shares      Class B Shares

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)     4.00%                None

Maximum deferred sales charge (load)
(as a percentage of net asset value)              None                 5.00%

Annual Fund Operating Expenses
(expenses deducted from Fund assets)         Class A  Shares      Class B Shares

Management Fees                                   ___%                 ___%

Distribution and Service (12b-1) Fees             0.25%                1.00%

Other Expenses                                    ___%                 ___%

Total Fund Operating Expenses                     ___%                 ___%

Expense Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period    Class A Shares    Class B Shares    Class B Shares No Redemptions
--------------------------------------------------------------------------------

1 Year             $____            $____                      $____

3 Year             $____            $____                      $____

5 Year             $____            $____                      $____

After 10 years     $____             N/A*                       N/A*

*Class B shares convert into Class A shares after five years.

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.


The AAL High Yield Bond Fund

Investment Objective
The AAL High Yield Bond Fund seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high risk, high yield bonds commonly referred to as "junk bonds." The Fund actively seeks to achieve the secondary objective of capital growth to the extent it is consistent with the primary objective of high current income.

Investment Strategies
Under normal circumstances, we invest at least 65% of the Fund's total assets in high yield bonds. We may invest the remaining 35% of the Fund's total assets in any combination of:

(1)  additional high yield bonds;
(2)  investment grade bonds;
(3)  common and preferred stocks (including structured preferred stocks); and
(4) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. Government Obligations").

We may invest up to 20% of the Fund's net assets in bonds of foreign issuers. In evaluating the quality of a particular high yield bond for investment in the Fund, we do not rely exclusively on ratings assigned by the NRSRO's. In appropriate circumstances, we perform our own credit analysis. We consider the issuer's:

(1)  financial resources;
(2)  operating history;
(3)  sensitivity to economic conditions and trends;
(4)  management's abilities;
(5)  debt maturity schedules;
(6)  borrowing requirements; and
(7) relative values based on anticipated cash flow, interest and asset coverage and earnings prospects.

We attempt to identify those issuers of high yield bonds whose financial condition: is (a) adequate to meet future obligations; and (b) has improved or is expected to improve in the future. However, there are no restrictions on the rating level of the securities in the Fund's portfolio, and we may purchase and hold securities in default.

We expect that portfolio turnover typically not to exceed ____%

[Sidebar: Junk Bonds]

High-yield bonds have a higher yield to compensate for greater risk that the issuer might not make its interest and principal payments. Most bonds are rated by national rating agencies according to the issuers ability to maintain interest payments and repay the principal amount at the time the bond comes due. High-yield bonds are speculative and, therefore, typically considered to be below investment-grade bonds by national ratings agencies. High yield bonds include:

      fixed rate bonds;
      variable rate bonds;
      convertible bonds;
      zero coupon bonds;
      pay-in-kind bonds;
      floating rate interest debt obligations;
      deferred interest debt obligations;
      structured debt obligations;
      asset-backed debt obligations; and
      mortgage-backed debt obligations.

Primary Risks

Interest Rate Risk: Changes in interest rate levels affect the value of the bonds in the portfolio and the value of the Fund as a whole.

Credit Risk: The primary risk of investing in the high yield sector is the credit risk. Bonds rated below investment grade have greater risks of default than investment grade bonds and, may in fact, be in default. Issuers of high yield bonds usually do not have strong historical financial conditions, requiring them to offer higher yields to compensate for the greater risk of default on the payment of interest and principal. These bonds have speculative characteristics or are speculative. As a result, their market values are less sensitive to interest rate changes on a short-term basis, but more sensitive to adverse economic developments or individual corporate developments because of their lower credit quality. During an economic downturn or period of rising interest rates, issuers of lower-rated bonds may have more difficulty meeting their principal and interest payment obligations or obtaining additional financing to make the interest payments on their debt. When issuers have difficulty meeting projected goals or obtaining additional financing, the default rate on high yield bonds will likely rise.

Market Risk: Frequently, high yield bonds have a less liquid resale market than the market for investment grade bonds. In some cases, these bonds have no resale market at all. As a result, we may have difficulty valuing portfolio securities, choosing the securities to sell to meet redemption requests and/or selling or disposing of portfolio securities on favorable terms.

The high yield market has in the past, and may in the future, experience market risk due to adverse publicity and investor perceptions, whether or not based on fundamental analysis, decreasing market values and liquidity, especially on the lesser traded issues. In the past, Congress has attempted restricting the advantages of high yield bonds and similar attempts could occur in the future.

Past Performance
The following table and chart reflect the Fund's annual return and long-term performance. The bar chart and table show the risks of investing in the Fund by demonstrating the variability in performance from year-to-year. As with all investments, past performance is not a guarantee of future results.

Year-by-Year Total Return
The following chart shows calendar year total returns for Class A shares since the Fund started operations. Total returns assume reinvestment of all dividends and distributions, but do not reflect any deduction for sales charges. If the chart reflected sales loads, returns would be less than those shown.

Class A shares

[Bar chart with following data:]

         12/31/98          ____%

The Funds year to date return as of March 31st, 1999 was ______%.

Best and Worst Quarterly Returns

Best Quarter:              _____ Quarter of 19__              ______%
Worst Quarter:             _____ Quarter of 19__              ______%

Average Annual Total Return
The tables below compares the Fund's average annual total return for Class A and B shares with the Merrill Lynch High Yield Master Index(R).* Performance of the Fund reflects the maximum sales load you would pay for the stated period. The average annual return for both the Fund and the Merrill Lynch High Yield Master Index(R) is calculated as of the close of the Fund's fiscal year, which ends April 30, 1999. Returns for Class A shares are shown for a one year period and since the Fund started operations. For Class B shares, returns are shown for a one-year period and since inception of Class B shares.

High Yield Bond Fund                         1 Year            Since Inception

Class A Shares                               ____%             ____% (1)

Merrill Lynch High Yield Master Index(R)     ____%             ____%


High Yield Bond Fund                         1 Year            Since Inception

Class B Shares                               ____%             ____% (2)

Merrill Lynch High Yield Master Index(R)     ____%             ____%

(1)  Inception  of the Fund,  January 8, 1997
(2)  Inception  of Class B Shares, January 8, 1997
* The Merrill Lynch High Yield Master Index(R) is an unmanaged index comprised of over 900 "cash-pay" high yield bonds representative of the high yield market as a whole.

Please note, investment returns and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the price you paid.

Expenses
Like any investor, you pay certain expenses related to your investments. Annual Fund and operating expenses are paid from portfolio assets, so they directly reduce your share price. These expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

Shareholder Fees
(fees paid directly from your investment)    Class A  Shares     Class B Shares

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)     4.00%               None

Maximum deferred sales charge (load)
(as a percentage of net asset value)              None                5.00%

Annual Fund Operating Expenses
(expenses deducted from Fund assets)         Class A  Shares     Class B Shares

Management Fees                                   ___%                ___%

Distribution and Service (12b-1) Fees             0.25%               1.00%

Other Expenses                                    ___%                ___%

Total Fund Operating Expenses                     ___%                ___%

Expense Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period    Class A Shares     Class B Shares   Class B Shares No Redemptions
--------------------------------------------------------------------------------

1 Year             $____             $____                     $____

3 Year             $____             $____                     $____

5 Year             $____             $____                     $____

After 10 years     $____              N/A*                      N/A*

*Class B shares convert into Class A shares after five years.

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.


The AAL Municipal Bond Fund

Investment Objectives
The AAL  Municipal  Bond Fund seeks a high level of current  income  exempt from
federal  income  taxes,   consistent  with  capital  preservation  by  investing
primarily in a diversified portfolio of municipal bonds.

Investment Strategies
Under normal circumstances, we invest at least 80% of the Fund's net assets in municipal bonds where the income is exempt from federal income tax. Of the 80% invested in municipal bonds, we invest at least 75% in bonds rated within the three highest rating categories assigned by at least one NRSRO at the time of purchase.

State and local governments and municipalities issue municipal bonds to raise money for a variety of public purposes, including general financing for state and local governments or financing for specific projects or public facilities. A municipality may issue municipal bonds in anticipation of future revenues from a specific municipal project (revenue bonds), or backed by the full taxing power of a municipality (general obligation bonds), or from the revenues of a specific project on the credit of a private organization (industrial development bonds).

Federal law generally exempts the interest paid on municipal bonds from federal income taxes.

We may invest 25% or more of the Fund's total assets in industrial development bonds. The Fund tries not to invest more than 25% of its total assets in municipal bonds that are so closely related that an economic, business or political development affecting one bond could also affect the others.

We may purchase certain tax-exempt bonds that involve a private purpose. The interest paid on these private activity bonds is subject to the alternative minimum tax ("AMT paper"). We limit our purchases of AMT paper to 25% of the Fund's total assets.

Options and Futures
We may engage in transactions in options, futures contracts and options on futures contracts to hedge against anticipated declines in the market value of the Fund's portfolio securities or to manage the Fund's exposure to changes in interest rates. We will not use these instruments for speculation. Our options and futures strategies may include selling futures, buying puts and writing calls, all of which tend to hedge the Fund's investments against price fluctuations. We may combine options and futures transactions with each other in order to adjust their risk and return characteristics or the Fund's overall strategy. Successful hedging strategies depend on our skill in predicting future movements in securities prices, interest rates and other economic factors. Our use of these strategies may not be successful, and could reduce the Fund's total return. In order to limit the Fund's exposure to these risks, we will not:

- Make additional investments in these instruments when the initial margin deposits and premiums paid for un-expired options and futures exceeds 5% of the Fund's total assets;
-    Commit more than 25% of the Fund's net assets to such instruments;
-    Commit more than 25% of the Fund's net assets to covered options; or
- Commit more than 5% of the Fund's net assets to premiums for put or call options.

[Sidebar:  Tax  Implications  of Options and Futures on The AAL  Municipal  Bond
Fund]

The use of options and futures for The AAL Municipal Bond Fund portfolio may result in taxable income. You should consult your personal tax adviser to determine the consequences of federal, state and local taxes.

When-Issued and Delayed Delivery Securities
We may purchase securities on a when-issued or delayed delivery basis (i.e., obligate the Fund to purchase or sell securities with delivery and payment to occur at a later date in order to secure what we consider to be an advantageous price and yield at the time we enter into the transaction). We will make such commitments on behalf of the Fund only with the intention of actually acquiring the securities, but we may sell the securities before the settlement date if we later determine it is advisable to do so for investment reasons.

Primary Risks

Interest Rate Risk: Changes in interest rate levels affect the value of the bonds in the Fund's portfolio and the value of the Fund as a whole. Generally, the value of bonds move in the opposite direction of interest rates

Credit Risk: The creditworthiness of bond issuers will affect the value of their bonds, which may decline during the Fund's holding period and reduce the value of the Fund as a whole.

Tax Risk: Changes in federal income tax rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from its portfolio securities..

Past Performance
The following table and chart reflect the Fund's annual return and long-term performance. The bar chart and table show the risks of investing in the Fund by demonstrating the variability in performance from year-to-year. As with all investments, past performance is not a guarantee of future results.

Year-by-Year Total Return
The following chart shows calendar year total returns for Class A shares since the Fund started operations. Total returns assume reinvestment of all dividends and distributions, but do not reflect any deduction for sales charges. If the chart reflected sales loads, returns would be less than those shown.

Class A shares

[Bar chart with following data:]

         12/31/89          ____%
         12/31/90          ____%
         12/31/91          ____%
         12/31/92          ____%
         12/31/93          ____%
         12/31/94          ____%
         12/31/95          ____%
         12/31/96          ____%
         12/31/97          ____%
         12/31/98          ____%

The Funds year to date return as of March 31st, 1999 was ______%.

Best and Worst Quarterly Returns

Best Quarter:              _____ Quarter of 19__              ______%
Worst Quarter:             _____ Quarter of 19__              ______%

Average Annual Total Return
The tables below compares the Fund's average annual total return for Class A and B shares with the Lehman Brothers Municipal Bond Index(R).* Performance of the Fund reflects the maximum sales load you would pay for the stated period. The average annual return is calculated as of the close of the Fund's fiscal year, which ends April 30, 1999. Returns for Class A shares are shown for one, five and ten-year periods. For Class B shares, returns are shown for a one-year period and since inception of Class B shares.

Municipal Bond Fund                           1 Year      5 Year        10 Year
--------------------------------------------------------------------------------

Class A Shares                                ____%       ____%         ____%

Lehman Brothers Municipal Bond Index(R)       ____%       ____%         ____%


Municipal Bond Fund                           1 Year      Since Inception

Class B Shares                                ____%       ____% (1)

Lehman Brothers Municipal Bond Index(R)       ____%       ____%

(1) Inception of Class B Shares, January 8, 1997
* Lehman Brothers Municipal Bond Index(R) is a market value-weighted index of investment grade municipal bonds with maturities of one year or more.

Please note, investment returns and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the price you paid.

Expenses
Like any investor, you pay certain expenses related to your investments. Annual Fund and operating expenses are paid from portfolio assets, so they directly reduce your share price. These expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

Shareholder Fees
(fees paid directly from your investment)    Class A  Shares      Class B Shares

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)     4.00%                None

Maximum deferred sales charge (load)
(as a percentage of net asset value)              None                 5.00%

Annual Fund Operating Expenses
(expenses deducted from Fund assets)         Class A  Shares      Class B Shares

Management Fees                                   ___%                 ___%

Distribution and Service (12b-1) Fees             0.25%                1.00%

Other Expenses                                    ___%                 ___%

Total Fund Operating Expenses                     ___%                 ___%

Expense Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period     Class A Shares    Class B Shares   Class B Shares No Redemptions
--------------------------------------------------------------------------------

1 Year              $____            $____                     $____

3 Year              $____            $____                     $____

5 Year              $____            $____                     $____

After 10 years      $____             N/A*                      N/A*

*Class B shares convert into Class A shares after five years.

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.


The AAL Bond Fund

Investment Objective
The AAL Bond Fund seeks a high level of current income, consistent with capital preservation by investing primarily in a diversified portfolio of investment grade bonds.

Investment Strategies
Under normal circumstances, we invest at least 65% of the Fund's total assets in:

(1) bonds of U.S. and foreign issuers payable in U.S. dollars rated within the four highest rating categories by at least two NRSRO's at the time of purchase; and
(2) bonds or other securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, primarily those securities supported by the full faith and credit of the U.S. Treasury.

We may invest the remaining 35% of the Fund's total assets in:

(1) privately issued or guaranteed mortgage-related securities rated within the four highest categories by at least two NRSRO's or unrated mortgage-related securities, if we determine at the time of purchase that these unrated securities have credit quality characteristics comparable to these ratings;
(2) commercial paper rated in the highest rating category by a NRSRO, or commercial paper issued or guaranteed by a corporation who has outstanding debt rated in the two highest categories by a NRSRO at the time of purchase;
(3) bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion; and
(4) corporate obligations, including variable rate master notes, rated in the two highest categories by a NRSRO, or issued by a corporation whose outstanding debt has an equal or better rating at the time of purchase.

Although there are no restrictions on the maturity of the debt securities we may purchase for the Fund, generally we maintain a weighted average effective maturity of between 5 and 10 years. Effective maturity of a debt security takes into account projected prepayments, call dates, put dates and sinking funds, if any, that reduce the stated maturity date of the bond.

We anticipate that during normal market conditions the average portfolio maturity of the Fund will not exceed 20 years. We use the stated final maturity date (rather than effective maturity) of a security to calculate average maturity, notwithstanding earlier call dates and possible prepayments.

Primary Risks

Interest Rate Risk: Changes in interest rate levels affect the value of the bonds in the portfolio and the value of the Fund as a whole. Generally, the value of a bond moves in the opposite direction of interest rates. Longer term bond prices tend to move more in response to interest changes than shorter term bonds.

Credit Risk: The creditworthiness of bond issuers will affect the value of their bonds, which may decline during the Fund's holding periods and affect the value of the Fund as a whole. The risk, generally, is less pronounced for U.S. Government and U.S. agency bonds than is the case for municipal and privately issued bonds.

Past Performance
The following table and chart reflect the Fund's annual return and long-term performance. The bar chart and table show the risks of investing in the Fund by demonstrating the variability in performance from year-to-year. As with all investments, past performance is not a guarantee of future results.

Year-by-Year Total Return
The following chart shows calendar year total returns for Class A shares since the Fund started operations. Total returns assume reinvestment of all dividends and distributions, but do not reflect any deduction for sales charges. If the chart reflected sales loads, returns would be less than those shown.

Class A shares

[Bar chart with following data:]

         12/31/89          ____%
         12/31/90          ____%
         12/31/91          ____%
         12/31/92          ____%
         12/31/93          ____%
         12/31/94          ____%
         12/31/95          ____%
         12/31/96          ____%
         12/31/97          ____%
         12/31/98          ____%

The Funds year to date return as of March 31st, 1999 was ______%.

Best and Worst Quarterly Returns

Best Quarter:              _____ Quarter of 19__              ______%
Worst Quarter:             _____ Quarter of 19__              ______%

Average Annual Total Return
The tables below compares the Fund's average annual total return for Class A and B shares with the Lehman Brothers Aggregate Bond Index(R).* Performance of the Fund reflects the maximum sales load you would pay for the stated period. The average annual return is calculated as of the close of the Fund's fiscal year, which ends April 30, 1999. Returns for Class A shares are shown for one, five and ten-year periods. For Class B shares, returns are shown for a one-year period and since inception of Class B shares.

Bond Fund                                  1 Year       5 Year        10 Year
------------------------------------------------------------------------------

Class A Shares                             ____%        ____%         ____%

Lehman Brothers Aggregate Bond Index(R)    ____%        ____%         ____%


Bond Fund                                  1 Year       Since Inception

Class B Shares                             ____%        ____% (1)

Lehman Brothers Aggregate Bond Index(R)    ____%        ____%

(1) Inception of Class B Shares, January 8, 1997
* The Lehman Brothers Aggregate Bond Index(R) is an unmanaged index that encompasses four classes of fixed-income securities in the United States: U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset backed securities.

Please note, investment returns and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the price you paid.

Expenses
Like any investor you, pay certain expenses related to your investments. Annual Fund and operating expenses are paid from portfolio assets, so they directly reduce your share price. These expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

Shareholder Fees
(fees paid directly from your investment)    Class A  Shares      Class B Shares

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)    4.00%                None

Maximum deferred sales charge (load)
(as a percentage of net asset value)             None                 5.00%

Annual Fund Operating Expenses
(expenses deducted from Fund assets)         Class A  Shares      Class B Shares

Management Fees                                  ___%                 ___%

Distribution and Service (12b-1) Fees            0.25%                1.00%

Other Expenses                                   ___%                 ___%

Total Fund Operating Expenses                    ___%                 ___%

Expense Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period     Class A Shares   Class B Shares    Class B Shares No Redemptions
--------------------------------------------------------------------------------

1 Year              $____           $____                      $____

3 Year              $____           $____                      $____

5 Year              $____           $____                      $____

After 10 years      $____            N/A*                       N/A*

*Class B shares convert into Class A shares after five years.

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.


The AAL Money Market Fund

Investment Objective
The AAL Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share by investing in a diversified portfolio of high quality, short-term money market instruments.

[Sidebar:  Important Information Concerning The AAL Money Market Fund]

This portfolio is a mutual fund, not a savings account. It consists of a pool of investments that are professionally managed. You should not consider an investment in the Fund a deposit or other obligation of any bank, credit union or any affiliated entity. Neither the Federal Deposit Insurance Company (FDIC) nor any other government agency insures or protects your investment. We cannot guarantee that the Fund will achieve its goal of maintaining a constant net asset value of $1.00 per share.

Investment Strategies
We invest in short-term money market instruments for the Fund, such as:

(1) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;
(2) certificates of deposit, bankers acceptances and similar obligations of U.S. banks, savings associations, foreign branches of U.S. banks and domestic branches of foreign banks, which have total assets of more than $1 billion at the time of purchase, and who are members of the Federal Deposit Insurance Corporation (FDIC);
(3) commercial paper that at the time of purchase is defined as First Tier or "Second Tier" by the Investment Company Act of 1940, as long as we do not invest more than 5% of the Fund's total assets in Second Tier commercial paper; and
(4) corporate obligations, including variable rate master notes that at the time of purchase are in one of the two highest categories of a NRSRO, or, if unrated, issued by a corporation with outstanding debt that has an equivalent or better rating at the time of purchase.

We make investments for the Fund consistent with Rule 2a-7 under the Investment Company Act of 1940. As such, we invest in securities maturing in 397 days or less and maintain a dollar-weighted average portfolio maturity of not more than 90 days. By limiting the maturity of the Fund's investments, we seek to lessen the changes in asset values caused by fluctuations in short-term interest rates. Part of the Fund's objective is to maintain a constant net asset value per share of $1.00.

We may purchase participation interests (interests in securities held by others) in securities we are authorized to invest for the Fund as described above.

Primary Risks

Interest Rate Risk: Changes in interest rate levels affect the yield. Increases in short-term interest rates generally cause the Fund's assets to decline in value. The relatively short maturity of the Fund as a whole tends to reduce this volatility, and minimizes the risk that the Fund's per share net asset value will deviate from $1.00.

Credit Risk: The price of a security that the Fund holds may decline in response to a deterioration of the creditworthiness of an issuer, or the provider of credit support or a maturity-shortening structure for that security.

Financial Services Exposure: Changes in government regulations or economic downturns can have a significant negative effect on issuers of money market instruments in the financial services sector. The Fund frequently concentrates its investments in this sector.

Past Performance
The following table and chart reflect the Fund's annual return and long-term performance. The bar chart and table show the risks of investing in the Fund by demonstrating the variability in performance from year-to-year. As with all investments, past performance is not a guarantee of future results.

Year-by-Year Total Return
The following chart shows calendar year total returns for Class A shares since the Fund started operations. Total returns assume reinvestment of all dividends and distributions. There is no front-end sales charge or contingent deferred sales charge on the Fund's Class A shares.

Class A shares

[Bar chart with following data:]

         12/31/89          ____%
         12/31/90          ____%
         12/31/91          ____%
         12/31/92          ____%
         12/31/93          ____%
         12/31/94          ____%
         12/31/95          ____%
         12/31/96          ____%
         12/31/97          ____%
         12/31/98          ____%

The Funds year to date return as of March 31st, 1999 was ______%.

Best and Worst Quarterly Returns

Best Quarter:              _____ Quarter of 19__              ______%
Worst Quarter:             _____ Quarter of 19__              ______%

Average Annual Total Return
The tables below compares the Fund's average annual total return for Class A and B shares with the Salomon Brothers Short-Term Index(R).* Performance of the Fund reflects the maximum sales load you would pay for the stated period. The average annual return is calculated as of the close of the Fund's fiscal year which ends April 30, 1999. Returns for Class A shares are shown for one, five and ten-year periods. For Class B shares, returns are shown for a one-year period and since inception of Class B shares.

Money Market Fund                          1 Year        5 Year        10 Year
--------------------------------------------------------------------------------

Class A Shares                             ____%         ____%         ____%

Salomon Brothers Short-Term Index(R)       ____%         ____%         ____%


Money Market Fund                          1 Year        Since Inception

Class B Shares                             ____%         ____% (1)

Salomon Brothers Short-Term Index(R)       ____%         ____%

(1) Inception of Class B Shares, January 8, 1997
* The Salomon Brothers Short-Term Index(R) is an unmanaged index composed of 1-month U.S. Treasury Bills.

The Fund attempts to maintain a stable net asset value per share value of $1.00.

Expenses
Like any investor you, pay certain expenses related to your investments. Annual Fund and operating expenses are paid from portfolio assets, so they directly reduce your yield. These expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

Shareholder Fees
(fees paid directly from your investment)    Class A  Shares      Class B Shares

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)     4.00%                None

Maximum deferred sales charge (load)
(as a percentage of net asset value)              None                 5.00%

Annual Fund Operating Expenses
(expenses deducted from Fund assets)         Class A  Shares      Class B Shares

Management Fees                                   ___%                  ___%

Distribution and Service (12b-1) Fees             0.25%                 1.00%

Other Expenses                                    ___%                  ___%

Total Fund Operating Expenses                     ___%                  ___%

Expense Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period     Class A Shares    Class B Shares   Class B Shares No Redemptions
--------------------------------------------------------------------------------

1 Year              $____            $____                     $____

3 Year              $____            $____                     $____

5 Year              $____            $____                     $____

After 10 years      $____             N/A*                      N/A*

*Class B shares convert into Class A shares after five years.

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.


MANAGEMENT, ORGANIZATION, AND CAPITAL STRUCTURE

Investment Adviser
AAL Capital Management Corporation (AAL CMC) serves as investment adviser and distributor to the Funds. AAL CMC was organized in 1986 as a Delaware corporation. AAL Holdings Inc., a wholly owned subsidiary of Aid Association for Lutherans (AAL), a fraternal benefit society, owns all of AAL CMC's shares. AAL is a non-profit, non-stock, membership organization licensed to do business as a fraternal benefit society in all states. AAL has approximately 1.7 million members and is one of the world's largest fraternal benefit society in terms of assets and life insurance in force. AAL ranks in the top two percent of all life insurers in the United States in terms of ordinary life insurance (nearly $82 billion in force). Membership is open to Lutherans and their families. AAL offers life, health, and disability income insurance and fixed annuities to its members and all members are part of one of approximately 9,500 local AAL branches throughout the United States. Through AAL CMC, AAL offers The AAL Mutual Funds to Lutherans and their families. AAL CMC has served as adviser to The AAL Mutual Funds since the commencement of operations. As of __________, 1999, AAL CMC managed over $____ billion for The AAL Mutual Funds.

The adviser's principal address is:

                  AAL Capital Management Corporation
                  222 West College Avenue
                  Appleton, WI 54919-0007

AAL's principal address is:

                  Aid Association for Lutherans
                  4321 North Ballard Road
                  Appleton, Wisconsin 54919-0001.

Pursuant to an investment advisory agreement with the Funds, AAL CMC manages the investment and reinvestment of the Funds' assets. AAL CMC also provides the Funds with personnel, facilities, administrative services, and supervises the Funds' daily business affairs. Services provided by AAL CMC to the Funds are subject to the supervision of the Funds' board of trustees. AAL CMC formulates and implements a continuous investment program for the Funds consistent with each Fund's investment objectives, policies and restrictions.

Adviser Fees per Fund
The table below reflects advisory fees paid by each Fund as a percentage of average daily net assets, for the fiscal year ended April 30, 1999.

THE AAL SMALL CAP STOCK FUND            ____% on the average daily net assets

THE AAL MID CAP STOCK FUND              ____% on the average daily net assets

THE AAL INTERNATIONAL FUND              0.80% on the average daily net assets
         Sub-Adviser Fees
         Oechsle International Advisers ____% on the average daily net assets

THE AAL CAPITAL GROWTH FUND             ____% on the average daily net assets

THE AAL EQUITY INCOME FUND              0.45% on the average daily net assets

THE AAL BALANCED FUND                   0.55% on the average daily net assets

THE AAL HIGH YIELD BOND FUND            0.55% on the average daily net assets

THE AAL MUNICIPAL BOND FUND             0.45% on the average daily net assets

THE AAL BOND FUND                       0.45% on the average daily net assets

THE AAL MONEY MARKET FUND               ____% on the average daily net assets

Portfolio Management

THE AAL SMALL CAP STOCK FUND
Kevin Schmitting, CFA, has managed the day-to-day Fund investments since its inception on July 1, 1996. Mr. Schmitting also managed the AAL Mid Cap Stock Fund from November 1, 1995, through March 17, 1997. Prior to November 1, 1995, Mr. Schmitting served as investment director and in other investment capacities for the State of Wisconsin Investment Board from 1984 through 1995.

THE AAL MID CAP STOCK FUND
Michael R. Hochholzer, CFA, has managed the day-to-day Fund investments since March 1997. Prior to managing the Fund, Mr. Hochholzer served as a securities analyst and portfolio manager for Aid Association for Lutherans, the parent company of AAL Capital Management Corporation from 1989 through 1997.

THE AAL INTERNATIONAL FUND
Oechsle LLC makes the day-to-day investment decisions for the International Fund portfolio under AAL CMC's direction and control. Oechsle LLC determines which securities to purchase and sell, arranges the purchases and sales and gives other help in formulating and implementing the investment program for the International Fund portfolio.

The portfolio managers for The AAL International Fund are Kathleen Harris and Sean Roche. Ms. Harris has been a Portfolio Manager at Oechsle since January, 1995. Prior to this, she was portfolio manager and Investment Director for the State of Wisconsin Investment Board and a Fund Manager and Equity Analyst for Northern Trust Company. Mr. Roche has been a general partner and portfolio manager with Oechsle since 1986.

THE AAL CAPITAL GROWTH FUND
Frederick L. Plautz has managed the day-to-day Fund investments since November 1, 1995. Prior to managing the Fund, Mr. Plautz served as vice president and portfolio manager for Federated Investors from 1990 through October 1995.

THE AAL EQUITY INCOME FUND
Lewis Alexander Bohannon, CFA, has managed the day-to-day Fund investments since November 1, 1995. From 1980 through 1994, Mr. Bohannon was at Cigna Corporation, serving as managing director and portfolio manager from 1990 to 1994.

THE AAL BALANCED FUND
Frederick L. Plautz, manager of The AAL Capital Growth Fund and Michael R. Hilt, manager of The AAL Bond and Money Market Funds, serve as co-managers of the Fund.

THE AAL HIGH YIELD BOND FUND
Dave Carroll, CFA, has managed the day-to-day Fund investments since its inception on January 8, 1997. Prior to managing the Fund, he served as an analyst and trader for Cargill Financial Services from January through September 1996. From 1986 to August 1995 he was a second vice president and portfolio manager for Fortis Advisers, Inc.

THE AAL MUNICIPAL BOND FUND
Duane A. McAllister, CFA, has managed the day-to-day Fund investments since April 1994. Prior to joining AAL Capital Management Corporation on November 1, 1995, he managed the Fund while serving as vice president of Duff & Phelps Investment Management Co. For the five-year period before managing the Fund, Mr. McAllister managed portfolios for the Northern Trust Company and First National Bank and Trust in Rockford, Illinois.

THE AAL BOND FUND
Michael R. Hilt, CFA, has managed the day-to-day Fund investments since November 1, 1995. From April 1994 through August 1995, Mr. Hilt served as portfolio manager and quantitative analyst for Conseco Capital Management, Inc. From August 1992 through April 1994, he served as a portfolio manager and quantitative analyst for PPM America, Inc. Mr. Hilt also manages The AAL Money Market Fund.

THE AAL MONEY MARKET FUND
Michael R. Hilt, CFA, has managed the day-to-day Fund investments since November 1, 1995. From April 1994 through August 1995, Mr. Hilt served as portfolio manager and quantitative analyst for Conseco Capital Management, Inc. From August 1992 through April 1994, he served as a portfolio manager and quantitative analyst for PPM America, Inc.

Year 2000
Year 2000 is approaching and AAL CMC is addressing potential problems that could affect its systems and those of The AAL Mutual Funds' other service providers, such as the Funds' transfer agent and dividend distribution agent, Firstar Trust Company. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way the software encodes and calculates dates. AAL CMC has formed a committee that is reviewing its systems as well as actively working with The AAL Mutual Funds' other service providers to address the Year 2000 problem. At this time, however, we cannot assure that these steps will be sufficient to avoid any adverse impact on the Funds. In addition, there can be no assurances that Year 2000 issues will not affect the companies in which the Funds invest, or worldwide markets and economies.


SHAREHOLDER INFORMATION

PRICING FUNDS' SHARES
The price of a Fund's share is based on the Fund's net asset value. The Funds determine the net asset value (NAV) per share once daily at the close of trading (normally 3:00 p.m. Central Time) on the New York Stock Exchange (NYSE). The Funds do not determine NAV on holidays observed by NYSE. To determine the NAV, the Funds value their securities at current market value using readily available market quotations. The Funds value securities that do not have readily available market quotations at fair value as determined in good faith under policies and guidelines approved by The AAL Mutual Funds' Board of Trustees. The Funds may use pricing services as approved by the Board of Trustees to determine the net asset value of their securities.

The price at which you purchase or redeem shares of the Funds is based on the NAV next determined after the Funds receive your payment or your redemption request.

HOW TO BUY SHARES
You can buy Class A and Class B in the Funds through a licensed registered representative, by mail or wire transfer. Sales charges and ongoing asset based distribution fees mark the primary differences between Class A and Class B shares. We describe the differences between the types of shares below.

Buying Class A Shares
Class A shares have an up-front sales charge which is commonly referred to as a front-end load. You buy Class A shares of each Fund at net asset value ("NAV") plus a maximum sales charge, front-end load, of 4.00% of the public offering price ("POP") incurred at the time of purchase. As a result, we do not impose a sales charge when an investor redeems Class A shares of a Fund. We may reduce or waive sales charges on certain purchases. The chart below shows the sales charge percentage for Class A shares imposed at different dollar level purchases.

                                   Breakpoints

Your                          Sales Charge     Sales Charge      50%Sales         50% Sales
Investment                    as a percent     as a percent      Charge as a      Charge as a percent
Amount                        of POP*          of Net Amount     percent of       of Net Amount
                                               Invested*         POP*             Invested*
--------------------------------------------------------------------------------------------------------
Less than $25,000             4.00%            4.17%             2.00%             2.04%

$25,000
   but less than $50,000      3.75%            3.90%             1.88%             1.91%

$50,000
   but less than $100,000     3.00%            3.09%             1.50%             1.52%

$100,000**
   but less than $250,000     2.00%            2.04%             1.00%             1.01%

$250,000
   but less than $500,000     1.00%            1.01%             0.50%             0.50%

$500,000 and up*              0.00%            0.00%             0.00%             0.00%


* Registered Representatives may receive compensation of 55% of the sales charge on amounts purchased, plus a bonus based on total commissions. Further, Registered Representatives may receive compensation of .50 of 1% on amounts invested of $500,000 or more.

** You should purchase Class A shares at this level of investment and above.

Please note, you buy Class A shares of The AAL Money Market Fund at net asset value without a sales charge and you do not pay a fee upon redemption.

Reducing Your Sales Charge
We may reduce your sales charges on purchases of Class A shares under certain circumstances, described below. If you are eligible for one of these reductions, you must tell us or your Registered Representative at the time you purchase Class A shares or you may or may not receive the reduction. Trustees, directors and employees of the Funds and the Adviser and Sub-Advisers, as well as persons licensed to receive commissions for sales of the Funds, may not pay a sales charge on their purchases or on purchases made by family members living with them. We reserve the right to stop or change these reductions at any time.

50% Reduction: Non-profit organizations, charitable trusts, charitable remainder unitrusts, endowments, AAL branches and congregations pay only 50% of the normal sales charge so long as there is a meaningful Lutheran affiliation. The reduction does not apply to 403(b)(7) Retirement Plan Accounts.

Right of Accumulation: You can combine all your Class A, Class B and Institutional share purchases, including the purchases of family members who live with you, when computing your current sales charge for Class A shares. Eligible shares for combination in computing the sales charge include those contained in individual, joint tenant, gift/transfer to minor, trust and IRA accounts. Employer sponsored plans can link the shares in the plan for purposes of calculating a sales charge reduction. Rights of accumulation include the value of all Class A shares at the public offering price, all Class B shares, all Institutional shares and reinvested dividends and capital gains.

Letter of Intent
To reduce your sales charge on purchases above the breakpoints listed above, you can sign a letter of intent if you intend to invest more than the dollar amount at any one breakpoint during the next 13 months. Class A or Class B share purchases fulfill the Letter of Intent, but you receive a reduced sales charge on Class A shares only. You can include purchases in accounts you have linked for purposes of the right of accumulation, as well as, purchases made in the last 90 days. We will not recalculate the sales charge on prior purchases.

You do not have any obligation to buy additional shares. During the Letter of Intent period, we will escrow shares totaling 5% of the investment goal. If for some reason you do not fulfill the Letter of Intent within the 13-month period, we will sell escrowed shares to cover any additional sales charges due from you. You should sign only one Letter of Intent for all accounts combined under Right of Accumulation.

Share purchases in The AAL Money Market Fund do not apply toward your Letter of Intent, unless you originally purchased shares in another Fund and paid a sales charge, and later exchanged those shares for your shares of The AAL Money Market Fund.

Buying Class B Shares
Class B shares have a contingent deferred sales charge, which is commonly referred to as a back-end load. You buy Class B shares of each Fund at net asset value with no initial sales charge. However, you may pay a contingent deferred sales charge (expressed as a percentage of the lesser of the current net asset value or original cost) of up to 5% if you redeem shares within five years after purchase. We do not impose a contingent deferred sales charge on shares you acquire through the reinvestment of dividends and capital gains. To reduce your cost, when you redeem shares in a Fund, you will redeem either shares that are not subject to a contingent deferred sales charge (i.e., those bought through reinvestment of dividends and capital gains) or shares with the lowest contingent deferred sales charge. We waive the contingent deferred sales charge upon redemption of shares following the death or disability of a shareholder or for mandatory or hardship distributions from retirement plans, IRAs and 403(b) plans or to meet certain retirement plan requirements. Also, we reduce the amount of a contingent deferred sales charge depending on the amount of years from the purchase of Class B shares until the sale of those shares according to the following table:

Years After                         Deferred Sales Charge on
Purchase                            Shares Sold*
-----------------------------------------------------------------------------
1st year                                 5.00%
2nd year                                 4.00%
3rd year                                 3.00%
4th year                                 2.00%
5th year                                 1.00%
After 5th year                           0.00%

*Registered Representatives may receive compensation upon the sale of Class B shares in the amount of up to 1.25% of the purchase amount, plus a bonus based on total commissions, even if such shares are not redeemed within five years of purchase and thus not subject to a back-end load. We base the sales charge on the lesser of the net asset value of the shares at the time of the purchase or at the time of the sale.

You should not consider buying Class B shares if you can elect the 50% reduction for purchases of Class A shares or you are investing $100,000 or more in the Funds. Also, because of the higher expenses, you should not consider buying Class B Shares of The AAL Money Market Fund unless you intend to exchange them for other Class B Shares or as part of The AAL Mutual Funds' Capital Builder Plan.

Conversion to Class A shares
Your Class B shares automatically convert to Class A shares after 5 years from the purchase date, reducing future annual expenses. Class B shares provide the benefit of putting all of your dollars to work from the time you make your investment. However, until your Class B shares convert to Class A shares, you will have a higher expense ratio, receive lower dividends and may have a lower net asset value than Class A shares due to the higher 12b-1 fees.

You should consider the amount and intended length of time of your investment when determining which share class would benefit you the most. In general, if you intend to make a large investment, thus qualifying for a reduced sales charge, you might consider purchasing Class A shares. If you intend to make a smaller investment, you might consider Class B shares because 100% of your purchase is invested immediately.

Minimum Purchase Amounts
The following minimum amounts apply to purchases of shares of each Fund:

              Minimum Purchase Amount per Account per Transaction*

Account                                 Initial Purchase    Additional Purchase

Regular Account                              $1,000                $50
IRA or other Retirement Plan Account         $250                  $50
Automatic Investment Plan                    $0                    $25

* Minimum amounts may be waived for qualified group retirement plans and payroll deduction plans with prior approval or when required by law.

Opening a New Account
Your AAL Capital Management Corporation Registered Representative is ready to help you open a new account. If you do not know the name of your Registered Representative, please call the Mutual Fund Service Center at 800-553-6319. The Telecommunications Device for the Deaf (TDD) is 800-684-3416. To open your account, just follow these steps:

(1) after reviewing this prospectus, complete an AAL Mutual Funds Application and New Account Form, which should be attached to the prospectus, for every different account registration. For example, you need separate application for an individual account in The AAL Bond Fund and a separate application for IRA account invested in The AAL Bond Fund. Remember to designate whether you are purchasing Class A shares or Class B shares. If you do not complete the application properly, your purchase may be delayed or rejected;

(2) Make your check payable to the Fund you are buying, for example, "The AAL Bond Fund." If you are buying more than one Fund, make your check payable to "THE AAL MUTUAL FUNDS." DO NOT MAKE YOUR CHECK PAYABLE TO AAL OR AAL CAPITAL MANAGEMENT CORPORATION; and

(3)  Mail your completed application and check to:

     THE AAL MUTUAL FUNDS
     222 W. COLLEGE AVE.
     P. O. BOX 8004
     APPLETON, WI 54913-8004.

Please note, how you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your AAL Mutual Funds Application. Some account registrations may require additional documents.

Purchasing New Shares for the First Time By Wire
If your bank is a member of or has a corresponding relationship with a member of the Federal Reserve System, you can buy shares of the Funds by wire transfer by following these steps:

(1)  Call AAL Capital  Management  Corporation at  800-553-6319  (The AAL Mutual
     Funds  Service  Center  ("Service   Center"))  and  provide  the  following
     information:

        your account registration;
        the name of the Fund(s) in which you want to invest and whether you wish to buy Class A or Class B shares;
        your address;
        your Social Security or tax identification number;
        the dollar amount;
        the name of the wiring bank; and
        the name and the telephone number of the person at your bank who the Funds can contact about your purchase.

     We must receive your wire order before the closing of the NYSE (normally 3:00 p.m. Central Time) to receive that day's price.

(2) Instruct your bank to use the following instructions when wiring funds:

     WIRE TO: FIRSTAR BANK MILWAUKEE, N. A.  ABA #075000022
     CREDIT:  FIRSTAR TRUST COMPANY ACCOUNT 112-952-137
     FURTHER CREDIT:  NAME OF FUND (SHAREHOLDER ACCOUNT NUMBER)
                      (SHAREHOLDER REGISTRATION)

     Please call (800) 553-6319 prior to sending the wire in order to obtain a confirmation number and to ensure prompt and accurate handling of funds.

     The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

(3) Complete The AAL Mutual Funds Application and mail it immediately to:

     THE AAL MUTUAL FUNDS
     222 W. COLLEGE AVE.
     P. O. BOX 8004
     APPLETON, WI 54913-8004.

Purchasing Shares for the First Time by Mail
You must complete a separate application and new account form for each different account registration in the Funds. A separate check should accompany each application. You should make the check payable to the name of the Fund in which you are investing, or if you are purchasing more than one Fund using a single application, you may send one check payable to "The AAL Mutual Funds" for the total amount invested, along with a completed shareholder application and new account form to:

     New Accounts
     AAL Capital Management Corporation
     222 West College Avenue
     Appleton, WI 54919-0007

Additional Purchases in Existing Accounts
After you have opened an account with The AAL Mutual Funds, you may purchase additional shares in your account by mail or wire.

Additional Purchase by Mail
Payment for additional purchases in existing Fund accounts should be sent directly to the Funds' transfer agent at the following address:

                           The AAL Mutual Funds
                           c/o Firstar Trust Company
                           615 E. Michigan Street
                           P. O. Box 2981
                           Milwaukee, WI 53201-2981

Please indicate your AAL Mutual Fund account number on the face of all subsequent investment checks and make your check payable to the specific Fund in which you are investing. If you have more than one account, always verify that you are investing in the proper account. This will help to ensure the proper handling of the transaction.

Additional Purchase by Wire
You may make additional wire purchases in an existing Fund account by following Step (2) of the wire transfer instructions shown for "Initial Purchase by Wire" above, and in addition, by providing your existing Fund account number.

The Funds' transfer agent, Firstar Trust Company, must receive your wire order funds in its offices prior to the close of the NYSE (normally 3:00 p.m. Central
Time), to purchase shares on that day. Money received after the close of the NYSE will go toward the purchase of shares the next day at that day's price.

Other Purchase Information
You will begin earning income on the business day following the date that payment for the purchase is received by the Funds' transfer agent. All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. The Funds do not accept cash and travelers checks. If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees incurred. When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for 12 days or until your check has cleared, if later. The Funds will mail a written confirmation of purchase to you, usually within two business days following your purchase date.

The Funds only issue share certificates upon written request and then only for full, not fractional shares. The Funds require a new written request for a share certificate for each subsequent purchase. There is no charge for the issuance of share certificates. If share certificates have been requested or issued, certificates must be delivered to the transfer agent, Firstar Trust Company, in negotiable form prior to redemptions, transfers or exchanges.

The deposit in the mail or with a delivery services, or receipt at a Post Office Box, of purchase applications or redemption requests, do not constitute receipt by the Funds, the distributor or the transfer agent. The legal effect of posting for other purposes, such as the April 15th IRA deadline, shall be determined by the applicable laws then in effect.

The Funds reserve the right to suspend the offering of shares for a period of time. They also reserve the right to reject any specific purchase of shares.

Automatic Investment Plans
The Funds offer several automatic investment plans available to make periodic investing more convenient. These plans do not need an initial investment.

Please note, it takes 12 days from the time you invest for the transfer agent to validate any electronic transfer. This will cause some delay in your ability to write checks on an AAL Money Market Fund Account or to redeem or transfer from your account.

The Bank Draft Plan
Investors who wish to make regular additional investments in an existing Fund Account may do so through the Funds' Bank Draft Plan. Under this Plan the Funds will draft an investor's bank checking or savings account in the amount specified -- which may not be less than $25 per account -- on specified dates, up to two transactions per month (at least 10 days apart), and have the proceeds invested in shares of the specified Fund at the applicable offering price determined on the date of the draft. To use this Plan you must authorize the Plan on your application form, or subsequently in writing, and submit additional documents. Your instructions to establish a Bank Draft Plan or to change the bank on an existing Plan, must be received by the Funds' transfer agent at least 13 business days prior to the transaction date. Your instructions for stopping a Bank Draft Plan or changing the dollar amount on an existing Plan must be received by the Funds' transfer agent at least 5 business days prior to the transaction date. For further information contact AAL Capital Management
Corporation (Mutual Fund Service Center -- 800-553-6319) or your Registered Representative. Instructions for changes, additions or termination of a Bank Draft Plan must be in writing and signed by all bank account owners.

The Capital Builder Plan
The Capital Builder Plan also allows investors to make regular automatic investments in an existing account in the AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, and Bond Funds by redemption of shares from their AAL Money Market Fund Account. The Capital Builder Plan Allows investors to select the transaction date. If you do not select the date, it will automatically be drawn from your account on the 15th of the month. All such investments will be subject to the applicable sales charge. These transactions must meet the minimum purchase amounts described above. To start, stop or change the plan, you must notify The Funds at least 24 hours prior to the transaction date.

Payroll Deduction Savings and Investment Plan
The Payroll Deduction Savings and Investment Plan allows employees of AAL, employees of Lutheran-affiliated institutions, and Lutheran employees whose employers agree to invest in the Funds, through direct deduction from their from their paychecks or commission checks.

Prestige Account
Investors who maintain a significant share balance will be provided with additional benefits, including personal attention from Prestige Account Representatives, an exclusive toll-free telephone number, personalized investment analysis, complimentary financial information, a Prestige Account organizer and more. Your AAL Capital Management Corporation Registered Representative can provide more detailed information.

Retirement Plans
AAL members and their enterprises and Lutheran organizations may establish their own individual or business retirement plans, with assets invested in The AAL Mutual Funds.

o         IRA (Individual Retirement Account)
o         "rollover" IRA
o         Roth IRA -- annual contributions are not tax deductible but distributions may not be subject to income tax
o         Education IRA -- annual contributions are not tax deductible, but distributions may not be subject to income tax
o         SEP-IRA (Simplified Employee Pension Plan) -- No new plans may start after 1996, but existing plans may continue
o         SARSEP-IRA (Salary Reduction Simplified Employee Pension Plan) -- No
               new plans may start after 1996, but existing plans may continue
o         SIMPLE-IRA (Savings Incentive Match Plan for Employees)
o         403(b)(7) Custodial Account -- for employees of public schools and certain non-profit organizations
o         Money Purchase Pension Plan
o         Profit Sharing Plan
o         401(k) Plans

Earning Income
You begin earning income, if any, on your shares on the business day following the day our Transfer Agent receives your payment.

Purchases
Your purchase must be in U.S. dollars and your check must be drawn on a U.S. bank. We do not accept cash or traveler's checks. If your check does not clear, we will cancel your purchase and hold you liable for any losses and any applicable fees. When you buy shares by any type of check, electronic funds transfer or automatic investment purchase, you may not be able to redeem the shares you purchased for 12 days or until your check has cleared, whichever is later. This does not limit your right to redeem shares. Rather, it operates to make sure that payment for the shares redeemed has been received by the Transfer Agent.

Confirmation
We generally mail written confirmation of your purchases, except for The AAL Money Market Fund, within two business days following the date of your purchase. We mail confirmation of additional purchases in The AAL Money Market Fund monthly. We mail confirmation of your automatic investment plan purchases at least quarterly.

Share Certificates
We issue share certificates only upon written request, and then only for full shares. You must make a new written request for a share certificate each time you purchase shares. We do not charge a fee to issue share certificates. If you have asked for or have received share certificates, you cannot use certain shareholder services, including wire, check and telephone redemption, share exchange and any systematic withdrawal. Before you can redeem, transfer or exchange your shares, you must deliver the share certificates to our Transfer Agent in negotiable form (with a signature guarantee). We may not have share certificates available for some retirement accounts.

Other Information
The U.S. Postal Service or private delivery services are not agents of the Funds, the Distributor, or the Transfer Agent. We do not legally receive your purchase application or your request for redemption when you deposit them in the mail, send them with a private delivery service or when you deposit them in our Post Office Box. We must have physical possession of your request to consider your request received. Current law will determine the legal effect of posting for deadline purposes.

We reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Changes to Your Account
After opening your AAL Mutual Fund account, you may wish to make changes to your account. Certain types of changes, such as moving to a new address or getting a new telephone number, do not have any other effect on an account. Any feature such as telephone exchange or participation in an automatic investment plan would continue uninterrupted. Other changes, such as exchanging from one Fund to another or transferring shares from a regular account to an IRA or adding a joint owner, will affect your account options because a new account is actually created. Account options such as an automatic investment plan are discontinued unless additional action is taken. These changes may require additional instructions and specific forms. If you are not sure whether a change affects your account, please contact your local Registered Representative or the Mutual Fund Service Center at 800-553-6319. When making these types of changes, please use The AAL Mutual Funds Account Change Request, which is available from your local Registered Representative or from the Mutual Fund Service Center.


HOW TO REDEEM (SELL) SHARES
You can sell your shares on any business day. When you sell your shares, you receive the net asset value per share, except for Class B shares for which you will receive the net asset value per share minus the back-end load, if any, depending on how long you own have held the shares redeemed. If we receive you request in good order; which means including all the information listed below, before the close of the NYSE (normally 3:00 p.m. Central Time) you will receive that day's price. If we receive your redemption request in good order on a holiday, weekend or day the NYSE is closed, we will process your transaction request on the next business day. You can sell shares several ways. Please note that transfers via Electronic Funds Transfer (EFT) generally take up to three business days to reach your bank account.

Redemption by Mail
Shareholders of any of the Funds may have their shares redeemed at any time at the net asset value per share next determined after a written request and all additional documents, if required, are received in proper form by the Funds' transfer agent.

The Funds base payment for shares presented for redemption at a Fund's net asset value next computed after a request is received in proper form by the transfer agent. Shareholders earn income and receive dividends paid on funds through the date of redemption. The Funds will mail payment proceeds within seven days following receipt of all required documents. The Funds may postpone payment or suspend the right of redemption in unusual circumstances. When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for 12 days or until your check has cleared, if later.

You may redeem shares of any of the Funds by mail, by sending a written request or redemption to:

                           The AAL Mutual Funds
                           c/o Firstar Trust Company
                           615 East Michigan Street
                           P. O. Box 2981
                           Milwaukee, Wisconsin 53201-2981

In your redemption request, you must include your shareholder account number, specify the dollar or share amount you wish to redeem. You and any other persons registered as shareholders on the account must sign your redemption request. You must sign the request exactly as the account is registered. If you wish to redeem shares with a value in excess of $25,000, you must have your signature(s) guaranteed. The transfer agent will accept signature guarantees from all institutions that are eligible to provide signature guarantees under federal or state law, provided that the individual giving the signature guarantee is authorized to do so. Institutions that usually are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan institutions and credit unions. Please note that a signature guarantee is not the same as a notarized signature. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary. If you wish to redeem an IRA or other retirement plan you must indicate on the redemption request whether or not federal income tax should be withheld. Redemption requests that fail to indicate an election not to have federal tax withheld will be subject to withholding.

Telephone Redemptions
The privilege to redeem shares by telephone is automatically extended to all accounts, unless the option is specifically declined. If you do not want the telephone redemption option, please call the Mutual Fund Service Center at 800-553-6319. By accepting this privilege, you assume some risks for unauthorized transaction. Once a telephone request has been made, it cannot be canceled or modified (see Telephone Transactions). AAL Capital Management Corporation has implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized designations and supplying transaction verification information.

Telephone Redemptions and Checks Mailed
The following conditions apply to telephone redemptions described above:

a. telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record;

b.   there has been no change of address in the preceding 60 days;

c.   the request is for $25,000 or less;

d.   retirement plan accounts are not eligible;

e.   shares to be redeemed cannot be in certificate form; and

f. Only one telephone redemption is permitted within any 30 day period for each authorized account.

Telephone Redemptions by Bank Wire
a. Existing shareholders must send The AAL Mutual Funds Application or Account Change Request with the appropriate section completed prior to exercising the privilege of wire redemption to:

                           Firstar Trust Company
                           615 E. Michigan Street
                           P. O. Box 2981
                           Milwaukee, WI  53201-2981.

b.   Wire redemptions can be made for any amount.

c.   A $12.00 fee is assessed for redemptions by wire.

d. Requests received in good order before the close of the NYSE (usually 3:00 p.m. Central time) receive that day's price.

If an account has multiple owners, AAL Capital Management Corporation may rely on the instructions of any one account owner. This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan (Usually Only Appropriate for Class A Shares)
You can have money automatically withdrawn from your AAL Mutual Funds account(s) on a regular basis by using our systematic withdrawal plan. The plan allows you to receive funds or pay a bill at regular intervals. The following rules and/or guidelines apply:

    You need a minimum of $5,000 in your account to start the plan;

    You can select the date(s) on which the money is withdrawn. If you don't select the date(s), we will withdraw the money automatically from your account on the 15th of the month:

    To start the plan or change the payee(s), you must notify us in writing at least 13 business days prior to the first withdrawal and you must have all account owner(s) sign the appropriate form;

    To stop or change your plan, you must notify us at least 5 business days prior to the next withdrawal; and

    Because of sales charges, you must consider carefully the costs of frequent investments in and withdrawals from your account.

The AAL Money Market Fund Checks (Class A Shares Only)
You can write checks on your AAL Money Market Fund account, except for Class B shares, if you complete a check writing signature card and agreement. You can request checks on your AAL Mutual Funds Application or in writing. We do not charge a fee for supplying your first set of checks, but charge a fee for each additional packet of checks. The following rules and/or guidelines apply:

    The checks you write on The AAL Money Market Fund must be for $500 or more (Because the Fund is not a bank, some features, such as stop payment, are not available);

    Our Transfer Agent may impose reasonable fees for each check that is returned;

    We do not return your canceled checks. For a fee, our Transfer Agent will send a copy of your check to you at your request;

    Unless you purchased shares by bank wire, you must wait 12 days after you purchase The AAL Money Market Fund shares to write checks against that purchase; and

    You need a written request --NOT A CHECK-- to close an AAL Money Market Fund account. Your written request will require a signature guarantee to close accounts over $25,000.

Reinstatement Privilege
A shareholder who redeems shares in a Fund on which a commission has been paid may, within 60 days after the date of redemption, reinstate any portion or all of a redemption in shares of a Fund (in the same Fund and with the same registration) without sales charges at net asset value next determined after receipt by the transfer agent of a written request for reinstatement together with a check for the amount to be reinstated. This reinstatement privilege is available only once with respect to any one shareholder account. Reinvested funds must be provided by a single check. In order to receive the reinvestment privilege, shareholders must clearly state in writing at the time of purchase that they qualify for the privilege.

Any gain recognized on a redemption is taxable despite the reinstatement in a Fund. Any loss realized as a result of a redemption may not be allowed as a deduction for federal income tax purposes, but may be applied, depending on the amount reinstated, to adjust the cost basis of the shares acquired on reinstatement.

Involuntary Redemption
Because all account owners share the high cost of maintaining accounts with low balances, the Funds reserve the right to involuntarily redeem a shareholder's account, other than a retirement plan account, at any time the value of the account falls below $250 as a result of redemption. Shareholders will be notified in writing of any planned involuntary redemption and will be allowed 30 days to increase the account balance above the stated minimum before the redemption is processed.

Exchange Privilege

Exchanges by Mail
Shares of the Funds held for at least 12 days may be exchanged for shares of any other AAL Mutual Fund (Class A shares only) with the same registration, without additional sales charge, at the net asset value per share next computed after receipt of a written exchange request in proper form by the transfer agent.

An exchange constitutes a redemption of the shares of one mutual fund and the purchase of shares of another. Because the Funds invest primarily in zero coupon securities, the net asset value per share may fluctuate substantially prior to the maturity date. Therefore, a shareholder who exchanges shares of a Fund prior to maturity may experience a significantly different investment return than was anticipated at the time of purchase.

Shareholders of a Fund may only exchange into such other Funds as are legally available for sale in any state. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.

Exchanges are sales for tax purposes and could result in a gain or loss, depending on the original cost of shares exchanged.

An excessive number of exchanges may be disadvantageous to the Funds. Therefore, the Funds reserve the right to terminate the exchange privilege of any shareholder who makes more than twelve exchanges in a year. Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders.

Exchanges by Telephone
You can sell or exchange shares by phone. By doing so, you assume some risks for unauthorized transactions. AAL Capital Management Corporation has implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of various pieces of personal information, restricting transmittal of redemption proceeds to pre-authorized designations, and supplying transaction/taping identification numbers and/or symbols. Please note, however, that The AAL Mutual Funds, AAL Capital Management Corporation, the custodian, the transfer agent or any of their employees will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures.

Telephone exchanges (transactions in which the registration does not change) are subject to the requirements described above, and additional requirements as follows.

You may exchange shares for which certificates have not been issued by telephoning the Mutual Fund Service Center at 800-553-6319 or 920-734-7633. Telephone exchange requests received prior to the close of the NYSE (usually 3:00 p.m. Central Time) will be made at the net asset value per share next determined that day.

Telephone exchanges will be permitted only if you elect the telephone exchange option on your initial purchase application, or requests the telephone exchange privilege in a subsequent written request, signed by all registered owners, with all signatures guaranteed.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the Mutual Fund Service Center by phone, and a telephone exchange may be difficult to implement at those times. The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.


DIVIDENDS

The Funds endeavor to qualify annually for, and elect tax treatment applicable to, a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended ("Code"). Pursuant to the requirements of the Code, we intend to distribute substantially all of the Funds' net investment income and net realized capital gains, if any, less any available capital loss carryover, to shareholders annually. We do this to avoid paying income tax on the Funds' net investment income and net realized capital gains or being subject to a federal excise tax on undistributed net investment income and net realized gains. Annually, we intend to comply with all of the requirements to qualify as a regulated investment company for each Fund. We provide you with full information on dividends and capital gains distributions for each Fund on an annual basis.

Below, we provide you with a general description of the distribution policies and some of the tax consequences for the Funds' shareholders. You should always check with your tax adviser to determine whether any dividends and distributions paid to you by a Fund are subject to any taxes, including state and local taxes.

The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Bond and Money Market Funds The dividends from net investment income of each of these Funds, including net short-term capital gains, are taxable as ordinary income to shareholders whether paid in additional shares or in cash. Any long-term capital gains distributed to shareholders are taxable as capital gains to shareholders, whether they receive them in cash or in additional shares, and regardless of the length of time a shareholder has owned the shares.

We distribute substantially all net investment income and any net realized capital gains, if any, for the Funds as follows:

Fund                             Dividends (if any)       Capital Gains (if any)
--------------------------------------------------------------------------------

The AAL Small Cap Stock Fund     annually                 annually
The AAL Mid Cap Stock Fund       annually                 annually
The AAL International Fund       annually                 annually
The AAL Capital Growth Fund      semiannually             annually
The AAL Equity Income Fund       quarterly                annually
The AAL Balanced Fund            quarterly                annually
The AAL High Yield Bond Fund     monthly                  annually
The AAL Municipal Bond Fund      monthly                  annually
The AAL Bond Fund                monthly                  annually
The AAL Money Market Fund        monthly                  annually

The AAL Bond, Municipal Bond, High Yield Bond and Money Market Funds accrue income dividends daily.

The AAL Municipal Bond Fund
Dividends derived from the interest earned on municipal securities constitute "exempt-interest dividends" and are generally not subject to federal income tax. Realized capital gains on municipal securities are subject to federal income tax. Thus, shareholders will be subject to taxation at ordinary rates on the dividends they receive that are derived from net short-term capital gains. Distributions of net long-term capital gains will be taxable as long-term capital gains regardless of the length of time a shareholder holds them. We may, for temporary defensive purposes, invest in short-term taxable securities for the Fund. Shareholders of this Fund are subject to federal income tax at ordinary rates on any income dividends they receive that are derived from interest on taxable securities.

For shareholders who are receiving Social Security benefits, the federal government requires you to add tax-exempt income, including exempt-interest dividends from this Fund, to your taxable income in determining whether a portion of your Social Security benefits will be subject to federal income tax. The Internal Revenue Code provides that every person required to file a tax return must report, solely for informational purposes, the amount of exempt-interest dividends received from the Funds during the taxable year.

Reinvestment of Fund Distributions
You can reinvest all of your income dividends and/or capital gains distributions into the Funds at net asset value and pay no up-front (Class A shares) or contingent deferred (Class B shares) sales charges. You also can have your distributions paid in cash. When you receive a distribution you may have to pay taxes whether or not you reinvested them or had them paid out to you in cash. If you have requested cash distributions and we cannot locate you, we will reinvest your dividends.


TAX CONSIDERATIONS

As with all funds distributing taxable income, you as a tax-paying investor will be subject to income taxes on all dividends and distributions, regardless of whether you elect to take them in cash or have them reinvested.

Each Fund intends to distribute in December and, if necessary, at such other times as the Fund may determine, its net investment income and any net realized capital gains resulting from investment activity. Any dividend (including a capital gains dividend) declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31st of the calendar year declared. Cumulative statements showing all activity in the account for the prior year will be mailed annually to all shareholders.

All income and capital gains distributions are reinvested in full and fractional shares of a Fund at net asset value, without sales charges, on a payment date unless a shareholder has requested payment in cash on the shareholder application or by separate written request. The shareholder returns that we project at maturity assume the reinvestment of all income and capital gains distributions. If a shareholder elects to receive these distributions in cash, the return at maturity will be substantially less than our projections at the time of purchase.

Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code") and to take all other action required so that no federal income tax will be payable by the Funds themselves. Each Fund will be treated as a separate regulated investment company under the Code. Shareholders are provided annually with full information on income and capital gains distributions for tax purposes. Shareholders should consult their tax advisers regarding the applicability of state and local taxes to dividends and distributions. The Funds are required by federal law to withhold 31% of reportable payments (which include dividends, capital gain distributions and redemption proceeds) paid to certain shareholders who have not properly certified that the Social Security or other taxpayer identification number provided by the shareholder is correct and that he or she is not otherwise subject to backup withholding. The Funds' shareholder application includes the required certification.

This discussion provides no information as to state and local tax consequences of ownership of shares of the Funds. You should consult your personal tax adviser to determine the consequences of state and local taxes, and for a more detailed assessment of federal tax consequences for your particular circumstances.


DISTRIBUTION ARRANGEMENTS

12b-1 Fees
In addition to the sales charge deducted at the time of purchase, each Fund is authorized, pursuant to a Rule 12b-1 Distribution Plan it has adopted ("12b-1 Distribution Plan" or "Plan"), to use a portion of its assets to cover the costs of certain activities relating to the distribution of its shares to investors.

The 12b-1 Distribution Plan permits each Fund to reimburse the Distributor for expenses incurred in distributing the Funds' shares to investors, which includes expenses relating to: sales representative compensation (excluding the initial sales charge); advertising; preparation and distribution of sales literature and prospectuses to prospective investors; implementing and operating the Plan; and performing other promotional or administrative activities on behalf of the Funds.

Pursuant to the Plan, we may also reimburse the Distributor for overhead expenses incurred in distributing the Funds' shares. We may not reimburse the Distributor for expenses of past fiscal years or in contemplation of expenses for future fiscal years. We may not use distribution fees we pay for one Fund to finance the distribution of shares for another Fund.

Except for The AAL Money Market Fund, each Fund pays a service fee of up to 0.25 of 1% of its average daily net assets for Class A and Class B shares. The AAL Money Market Fund pays a service fee of up to 0.125 of 1% of the average daily net assets for Class A and Class B shares. We use the shareholder servicing fee to compensate for certain shareholder services. The table below shows the maximum 12b-1 distribution and servicing fee paid by each Fund.

Distribution Fees

Fund                                Class A shares            Class B shares

The AAL Small Cap Stock Fund        None                      0.75%
The AAL Mid Cap Stock Fund          None                      0.75%
The AAL International Fund          None                      0.75%
The AAL Capital Growth Fund         None                      0.75%
The AAL Equity Income Fund          None                      0.75%
The AAL Balanced Fund               None                      0.75%
The AAL High Yield Bond Fund        None                      0.75%
The AAL Municipal Bond Fund         None                      0.75%
The AAL Bond Fund                   None                      0.75%
The AAL Money Market Fund           None                      0.75%

Service Fees

Fund                                Class A shares            Class B shares

The AAL Small Cap Stock Fund        0.25%                     0.25%
The AAL Mid Cap Stock Fund          0.25%                     0.25%
The AAL International Fund          0.25%                     0.25%
The AAL Capital Growth Fund         0.25%                     0.25%
The AAL Equity Income Fund          0.25%                     0.25%
The AAL Balanced Fund               0.25%                     0.25%
The AAL High Yield Bond Fund        0.25%                     0.25%
The AAL Municipal Bond Fund         0.25%                     0.25%
The AAL Bond Fund                   0.25%                     0.25%
The AAL Money Market Fund           0.125%                    0.125%

Shareholder Maintenance Agreement
Under contracts approved by the Board of Trustees, AAL Capital Management Corporation provides certain shareholder maintenance services. AAL Capital Management Corporation receives an annual fee for providing these services. This fee is based upon, and limited by, the difference between the current account fees charged and the normal full-service fee schedule established by our Transfer Agent. It also includes reimbursement for out-of-pocket costs including postage and telephone charges. This account differential, including reimbursement for expenses, is currently $____ per account per year.


FINANCIAL HIGHLIGHTS INFORMATION

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestments of all dividends and distributions). This information has been audited by the accounting firm of PriceWaterhouseCoopers LLP, whose report, along with each Fund's financial statements are included in the annual report, which is available upon request.

THE AAL SMALL CAP STOCK FUND

                                                   Period   Period   Period from
                                                   Ended    Ended    7/1/96 to
                                                   4/30/99  4/30/98  4/30/97
CLASS A SHARES
Per-Share Data [in $ dollars]
Net Asset Value - Start of Period                  _____    _____    _____
Income from Investment Operations
     Net Investment Income (Loss)                  _____    _____    _____
     Net Realized and Unrealized Gain (Loss)       _____    _____    _____
Total From Investment Operations                   _____    _____    _____
Distributions
     Dividends from Investment Income - Net        _____    _____    _____
     Distributions from Capital Gains              _____    _____    _____
Total Dividends and Distributions                  _____    _____    _____
Net Asset Value - End of Period                    _____    _____    _____
Total Return (1)                                   _____    _____    _____

Supplemental Data and Ratios
Net Assets at End of Period                        _____    _____    _____
Ratio of Expenses to Average Net Assets (2)*       _____    _____    _____
Ratio of Investment Income (Loss)   to
     Average Net Assets (2)*                       _____    _____    _____
Portfolio Turnover Rate                            _____    _____    _____

                                                   Period   Period   Period from
                                                   Ended    Ended    1/8/97 to
                                                   4/30/99  4/30/98  4/30/97

CLASS B SHARES
Per-Share Data [in $ dollars]
Net Asset Value - Start of Period                  _____    _____    _____
Income from Investment Operations
     Net Investment Income (Loss)                  _____    _____    _____
     Net Realized and Unrealized Gain (Loss)       _____    _____    _____
Total From Investment Operations                   _____    _____    _____
Distributions
     Dividends from Investment Income - Net        _____    _____    _____
     Distributions from Capital Gains              _____    _____    _____
Total Dividends and Distributions                  _____    _____    _____
Net Asset Value - End of Period                    _____    _____    _____

Supplemental Data and Ratios
Net Assets at End of Period                        _____    _____    _____
Ratio of Expenses to Average Net Assets (2)*       _____    _____    _____
Ratio of Investment Income (Loss)   to
     Average Net Assets (2)*                       _____    _____    _____
Portfolio Turnover Rate                            _____    _____    _____

* If the Fund had paid all of its expenses for Class A and Class B shares, the ratios would be as follows:
Class A shares - Ratio of Expenses to Average Net Assets(2): ____% , ____%, and ____%
Class B shares - Ratio of Expenses to Average Net Assets(2): ____%, ____%, and ____%
Class A shares - Ratio of Net  Investment  Income{Loss)  Average Net  Assets(2):
____%, ____%, and ____%
Class B shares - Ratio of Net  Investment  Income{Loss)  Average Net  Assets(2):
____%, ____%, and ____%
(1) Total Return assumes reinvestment of all dividends and distributions but does not reflect any deduction for sales charge. The aggregates, not annualized total return is shown for periods less than one year.
(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.


THE AAL MID CAP STOCK FUND

                                                  Period   Period   Period   Period  Period
                                                  Ended    Ended    Ended    Ended   Ended
                                                  4/30/99  4/30/98  4/30/97  4/30/96 4/30/95
CLASS A SHARES
Per-Share Data [in $ dollars]
Net Asset Value - Start of Period                 _____    _____    _____    _____   _____
Income from Investment Operations
     Net Investment Income (Loss)                 _____    _____    _____    _____   _____
     Net Realized and Unrealized Gain (Loss)      _____    _____    _____    _____   _____
Total From Investment Operations                  _____    _____    _____    _____   _____
Distributions
     Dividends from Investment Income - Net       _____    _____    _____    _____   _____
     Distributions from Capital Gains             _____    _____    _____    _____   _____
Total Dividends and Distributions                 _____    _____    _____    _____   _____
Net Asset Value - End of Period                   _____    _____    _____    _____   _____
Total Return (1)                                  _____    _____    _____   _____    _____

Supplemental Data and Ratios
Net Assets at End of Period                       _____    ____     _____    _____   _____
Ratio of Expenses to Average Net Assets*          _____    ____     _____    _____   _____
Ratio of Investment Income (Loss)   to
     Average Net Assets*                          _____    ____     _____    _____   _____
Portfolio Turnover Rate                           _____    ____     _____    _____   _____

                                                   Period   Period   Period from
                                                   Ended    Ended    1/8/97 to
                                                   4/30/99  4/30/98  4/30/97
CLASS B SHARES
Per-Share Data [in $ dollars]
Net Asset Value - Start of Period                  _____    _____    _____
Income from Investment Operations
     Net Investment Income (Loss)                  _____    _____    _____
     Net Realized and Unrealized Gain (Loss)       _____    _____    _____
Total From Investment Operations                   _____    _____    _____
Distributions
     Dividends from Investment Income - Net        _____    _____    _____
     Distributions from Capital Gains              _____    _____    _____
Total Dividends and Distributions                  _____    _____    _____
Net Asset Value - End of Period                    _____    _____    _____
Total Return (1)                                   _____    _____    _____

Supplemental Data and Ratios
Net Assets at End of Period                        _____    _____    _____
Ratio of Expenses to Average Net Assets (2)*       _____    _____    _____
Ratio of Investment Income (Loss)   to
     Average Net Assets (2)*                       _____    _____    _____
Portfolio Turnover Rate                            _____    _____    _____

* If the Fund had paid all of its expenses for Class A and Class B shares, the ratios would be as follows:
Class A shares - Ratio of Expenses to Average Net Assets: ____%, ____%, ____%, ____%, and ____%.
Class B shares - Ratio of  Expenses to Average Net  Assets:  ____%,  ____%,  and
____%.
Class A shares - Ratio of Net  Investment  Income{Loss)  Average Net  Assets:  :
____%, ____%, ____%, ____%, and ____%.
Class B shares - Ratio of Net  Investment  Income{Loss)  Average Net  Assets:  :
____%, ____%, and ____%.
(1) Total Return assumes reinvestment of all dividends and distributions but does not reflect any deduction for sales charge.
(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.


THE AAL INTERNATIONAL FUND

                                                  Period   Period   Period   Period from
                                                  Ended    Ended    Ended    8/1/95 to
                                                  4/30/99  4/30/98  4/30/97  4/30/96
CLASS A SHARES
Per-Share Data [in $ dollars]
Net Asset Value - Start of Period                 ____     ____     ____     ____
Income from Investment Operations
     Net Investment Income (Loss)                 ____     ____     ____     ____
     Net Realized and Unrealized Gain (Loss)      ____     ____     ____     ____
Total From Investment Operations                  ____     ____     ____     ____
Distributions
     Dividends from Investment Income - Net       ____     ____     ____     ____
     Distributions from Capital Gains             ____     ____     ____     ____
Total Dividends and Distributions                 ____     ____     ____     ____
Net Asset Value - End of Period                   ____     ____     ____     ____
Total Return(1)                                   ____     ____     ____     ____

Supplemental Data and Ratios
Net Assets at End of Period                       ____     ____     ____     ____
Ratio of Expenses to Average Net Assets(2)*       ____     ____     ____     ____
Ratio of Investment Income (Loss)   to
     Average Net Assets(2)*                       ____     ____     ____     ____
Portfolio Turnover Rate                           ____     ____     ____     ____

                                                   Period   Period   Period from
                                                   Ended    Ended    1/8/97 to
                                                   4/30/99  4/30/98  4/30/97
CLASS B SHARES
Per-Share Data [in $ dollars]
Net Asset Value - Start of Period                  ____     ____     ____
Income from Investment Operations
     Net Investment Income (Loss)                  ____     ____     ____
     Net Realized and Unrealized Gain (Loss)       ____     ____     ____
Total From Investment Operations                   ____     ____     ____
Distributions
     Dividends from Investment Income - Net        ____     ____     ____
     Distributions from Capital Gains              ____     ____     ____
Total Dividends and Distributions                  ____     ____     ____
Net Asset Value - End of Period                    ____     ____     ____
Total Return (1)                                   ____     ____     ____

Supplemental Data and Ratios
Net Assets at End of Period                        ____     ____     ____
Ratio of Expenses to Average Net Assets(2)*        ____     ____     ____
Ratio of Investment Income (Loss)   to
     Average Net Assets(2)*                        ____     ____     ____
Portfolio Turnover Rate                            ____     ____     ____

* If the Fund had paid all of its expenses for Class A and Class B shares, the ratios would be as follows:
Class A shares - Ratio of Expenses to Average Net Assets(2): ____%, ____%, ____%, and ____%.
Class B shares - Ratio of Expenses to Average Net Assets(2): ____%, ____%, and ____%.
Class A shares - Ratio of Net  Investment  Income{Loss)  Average Net  Assets(2):
____%, ____%, ____%, and ____%.
Class B shares - Ratio of Net  Investment  Income{Loss)  Average Net  Assets(2):
____%, ____% and ____%
(1) Total Return assumes reinvestment of all dividends and distributions but does not reflect any deduction for sales charge. The aggregates, not annualized total return is shown for periods less than one year.
(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.


THE AAL CAPITAL GROWTH FUND

                                                  Period   Period   Period  Period   Period
                                                  Ended    Ended    Ended   Ended    Ended
                                                  4/30/99  4/30/98  4/30/97 4/30/96  4/30/95
CLASS A SHARES
Per-Share Data [in $ dollars]
Net Asset Value - Start of Period                 _____    _____    _____   _____    _____
Income from Investment Operations
     Net Investment Income (Loss)                 _____    _____    _____   _____    _____
     Net Realized and Unrealized Gain (Loss)      _____    _____    _____   _____    _____
Total From Investment Operations                  _____    _____    _____   _____    _____
Distributions
     Dividends from Investment Income - Net       _____    _____    _____   _____    _____
     Distributions from Capital Gains             _____    _____    _____   _____    _____
Total Dividends and Distributions                 _____    _____    _____   _____    _____
Net Asset Value - End of Period                   _____    _____    _____   _____    _____
Total Return (1)                                  _____    _____    _____   _____    _____

Supplemental Data and Ratios
Net Assets at End of Period                       _____    _____    _____   _____    _____
Ratio of Expenses to Average Net Assets*          _____    _____    _____   _____    _____
Ratio of Investment Income (Loss)   to
     Average Net Assets*                          _____    _____    _____   _____    _____
Portfolio Turnover Rate                           _____    _____    _____   _____    _____

                                                   Period   Period   Period from
                                                   Ended    Ended    1/8/97 to
                                                   4/30/99  4/30/98  4/30/97
CLASS B SHARES
Per-Share Data [in $ dollars]
Net Asset Value - Start of Period                  _____    _____    _____
Income from Investment Operations
     Net Investment Income (Loss)                  _____    _____    _____
     Net Realized and Unrealized Gain (Loss)       _____    _____    _____
Total From Investment Operations                   _____    _____    _____
Distributions
     Dividends from Investment Income - Net        _____    _____    _____
     Distributions from Capital Gains              _____    _____    _____
Total Dividends and Distributions                  _____    _____    _____
Net Asset Value - End of Period                    _____    _____    _____
Total Return (1)                                   _____    _____    _____

Supplemental Data and Ratios
Net Assets at End of Period                        _____    _____    _____
Ratio of Expenses to Average Net Assets (2)*       _____    _____    _____
Ratio of Investment Income (Loss)   to             _____    _____    _____
     Average Net Assets (2)*                       _____    _____    _____
Portfolio Turnover Rate                            _____    _____    _____

* If the Fund had paid all of its expenses for Class A and Class B shares, the ratios would be as follows:
Class A shares - Ratio of Expenses to Average Net Assets: _____%, _____%, _____%, _____%, and _____%.
Class B shares - Ratio of Expenses to Average Net Assets: _____%, _____%, and _____%
Class A  shares - Ratio  of Net  Investment  Income{Loss)  Average  Net  Assets:
_____%, _____%, _____%, _____%, and ____%
Class B  shares - Ratio  of Net  Investment  Income{Loss)  Average  Net  Assets:
_____%, _____%, and _____%
(1) Total Return assumes reinvestment of all dividends and distributions but does not reflect any deduction for sales charge. The aggregates, not annualized total return is shown for periods less than one year.
(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.


THE AAL EQUITY INCOME FUND

                                                  Period   Period   Period  Period   Period
                                                  Ended    Ended    Ended   Ended    Ended
                                                  4/30/99  4/30/98  4/30/97 4/30/96  4/30/95
CLASS A SHARES
Per-Share Data [in $ dollars]
Net Asset Value - Start of Period                 _____    _____    _____   _____    _____
Income from Investment Operations
     Net Investment Income (Loss)                 _____    _____    _____   _____    _____
     Net Realized and Unrealized Gain (Loss)      _____    _____    _____    _____   _____
Total From Investment Operations                  _____    _____    _____   _____    _____
Distributions
     Dividends from Investment Income - Net       _____    _____    _____    _____   _____
     Distributions from Capital Gains             _____    _____    _____   _____    _____
Total Dividends and Distributions                 _____    _____    _____   _____    _____
Net Asset Value - End of Period                   _____    _____    _____   _____    _____
Total Return (1)                                  _____    _____    _____   _____    _____

Supplemental Data and Ratios
Net Assets at End of Period                       _____    _____    _____   _____    _____
Ratio of Expenses to Average Net Assets*          _____    _____    _____   _____    _____
Ratio of Investment Income (Loss)   to
     Average Net Assets*                          _____    _____    _____   _____    _____
Portfolio Turnover Rate                           _____    _____    _____   _____    _____


                                                   Period   Period   Period from
                                                   Ended    Ended    1/8/97 to
                                                   4/30/99  4/30/98  4/30/97
CLASS B SHARES
Per-Share Data [in $ dollars]
Net Asset Value - Start of Period                  _____    _____    _____
Income from Investment Operations
     Net Investment Income (Loss)                  _____    _____    _____
     Net Realized and Unrealized Gain (Loss)       _____    _____    _____
Total From Investment Operations                   _____    _____    _____
Distributions
     Dividends from Investment Income - Net        _____    _____    _____
     Distributions from Capital Gains              _____    _____    _____
Total Dividends and Distributions                  _____    _____    _____
Net Asset Value - End of Period                    _____    _____    _____
Total Return (1)                                   _____    _____    _____

Supplemental Data and Ratios
Net Assets at End of Period                        _____    _____    _____
Ratio of Expenses to Average Net Assets (2)*       _____    _____    _____
Ratio of Investment Income (Loss)   to
     Average Net Assets (2)*                       _____    _____    _____
Portfolio Turnover Rate                            _____    _____    _____

* If the Fund had paid all of its expenses for Class A and Class B shares, the ratios would be as follows:
Class A shares - Ratio of Expenses to Average Net Assets: _____%, _____%, _____%, _____%, _____%, and _____%
Class B shares - Ratio of Expenses to Average Net Assets: _____%, _____%, and _____%
Class A  shares - Ratio  of Net  Investment  Income{Loss)  Average  Net  Assets:
_____%, _____%, _____%, _____%, and _____%.
Class B  shares - Ratio  of Net  Investment  Income{Loss)  Average  Net  Assets:
_____%, _____%, and _____%
(1) Total Return assumes reinvestment of all dividends and distributions but does not reflect any deduction for sales charge. The aggregates, not annualized total return is shown for periods less than one year.
(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.


THE AAL BALANCED FUND
                                                       Period   Period from
                                                       Ended    12/29/97 to
                                                       4/30/99  4/30/98
CLASS A SHARES
Per-Share Data [in $ dollars]
Net Asset Value - Start of Period                      ____     ____
Income from Investment Operations
     Net Investment Income (Loss)                      ____     ____
     Net Realized and Unrealized Gain (Loss)           ____     ____
Total From Investment Operations                       ____     ____
Distributions
     Dividends from Investment Income - Net            ____     ____
     Distributions from Capital Gains                  ____     ____
Total Dividends and Distributions                      ____     ____
Net Asset Value - End of Period                        ____     ____
Total Return (1)                                       ____     ____

Supplemental Data and Ratios
Net Assets at End of Period                            ____     ____
Ratio of Expenses to Average Net Assets (2)*           ____     ____
Ratio of Investment Income (Loss)   to
     Average Net Assets (2)*                           ____     ____
Portfolio Turnover Rate                                ____     ____

                                                       Period   Period from
                                                       Ended    12/29/97 to
                                                       4/30/99  4/30/98
CLASS B SHARES
Per-Share Data [in $ dollars]
Net Asset Value - Start of Period                      ____     ____
Income from Investment Operations
     Net Investment Income (Loss)                      ____     ____
     Net Realized and Unrealized Gain (Loss)           ____     ____
Total From Investment Operations                       ____     ____
Distributions
     Dividends from Investment Income - Net            ____     ____
     Distributions from Capital Gains                  ____     ____
Total Dividends and Distributions                      ____     ____
Net Asset Value - End of Period                        ____     ____
Total Return (1)                                       ____     ____

Supplemental Data and Ratios
Net Assets at End of Period                            ____     ____
Ratio of Expenses to Average Net Assets (2)*           ____     ____
Ratio of Investment Income (Loss)   to
     Average Net Assets (2)*                           ____     ____
Portfolio Turnover Rate                                ____     ____

* If the Fund had paid all of its expenses for Class A and Class B shares, the ratios would be as follows:
Class A shares - Ratio of Expenses to Average Net Assets: ____% and ____%
Class B shares - Ratio of Expenses to Average Net Assets: ____% and ____%
Class A shares - Ratio of Net Investment Income{Loss) Average Net Assets: ____% and ____%
Class B shares - Ratio of Net Investment Income{Loss) Average Net Assets: ____% and ____%
(1) Total Return assumes reinvestment of all dividends and distributions but does not reflect any deduction for sales charge. The aggregates, not annualized total return is shown for periods less than one year.
(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.


THE AAL HIGH YIELD BOND FUND
                                                   Period   Period   Period from
                                                   Ended    Ended    1/8/97 to
                                                   4/30/99  4/30/98  4/30/97
CLASS A SHARES
Per-Share Data [in $ dollars]
Net Asset Value - Start of Period                  ____     ____     ____
Income from Investment Operations
     Net Investment Income (Loss)                  ____     ____     ____
     Net Realized and Unrealized Gain (Loss)       ____     ____     ____
Total From Investment Operations                   ____     ____     ____
Distributions
     Dividends from Investment Income - Net        ____     ____     ____
     Distributions from Capital Gains              ____     ____     ____
Total Dividends and Distributions                  ____     ____     ____
Net Asset Value - End of Period                    ____     ____     ____
Total Return (1)                                   ____     ____     ____

Supplemental Data and Ratios
Net Assets at End of Period                        ____     ____     ____
Ratio of Expenses to Average Net Assets (2)*       ____     ____     ____
Ratio of Investment Income (Loss)   to
     Average Net Assets (2)*                       ____     ____     ____
Portfolio Turnover Rate                            ____     ____     ____

                                                   Period   Period   Period from
                                                   Ended    Ended    1/8/97 to
                                                   4/30/99  4/30/98  4/30/97
CLASS B SHARES
Per-Share Data [in $ dollars]
Net Asset Value - Start of Period                  ____     ____     ____
Income from Investment Operations
     Net Investment Income (Loss)                  ____     ____     ____
     Net Realized and Unrealized Gain (Loss)       ____     ____     ____
Total From Investment Operations                   ____     ____     ____
Distributions
     Dividends from Investment Income - Net        ____     ____     ____
     Distributions from Capital Gains              ____     ____     ____
Total Dividends and Distributions                  ____     ____     ____
Net Asset Value - End of Period                    ____     ____     ____
Total Return (1)                                   ____     ____     ____

Supplemental Data and Ratios
Net Assets at End of Period                        ____     ____     ____
Ratio of Expenses to Average Net Assets (2)*       ____     ____     ____
Ratio of Investment Income (Loss)   to
     Average Net Assets (2)*                       ____     ____     ____
Portfolio Turnover Rate                            ____     ____     ____

* If the Fund had paid all of its expenses for Class A and Class B shares, the ratios would be as follows:

Class A shares - Ratio of  Expenses to Average Net  Assets:  ____%,  ____%,  and
____%

Class B shares - Ratio of  Expenses to Average Net  Assets:  ____%,  ____%,  and
____%

Class A shares - Ratio of Net Investment Income{Loss) Average Net Assets: ____%, ____%, and ____%

Class B shares - Ratio of Net Investment Income{Loss) Average Net Assets: ____%, ____%, and ____%

(1) Total Return assumes reinvestment of all dividends and distributions but does not reflect any deduction for sales charge. The aggregates, not annualized total return is shown for periods less than one year.

(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.


THE AAL MUNICIPAL BOND FUND

                                                Period   Period   Period   Period  Period
                                                Ended    Ended    Ended    Ended   Ended
                                                4/30/99  4/30/98  4/30/97  4/30/96 4/30/95
CLASS A SHARES
Per-Share Data [in $ dollars]
Net Asset Value - Start of Period               ____     ____     ____     ____    ____
Income from Investment Operations
     Net Investment Income (Loss)               ____     ____     ____     ____    ____
     Net Realized and Unrealized Gain (Loss)    ____     ____     ____     ____    ____
Total From Investment Operations                ____     ____     ____     ____    ____
Distributions
     Dividends from Investment Income - Net     ____     ____     ____     ____    ____
     Distributions from Capital Gains           ____     ____     ____     ____    ____
Total Dividends and Distributions               ____     ____     ____     ____    ____
Net Asset Value - End of Period                 ____     ____     ____     ____    ____
Total Return (1)                                ____     ____     ____     ____    ____

Supplemental Data and Ratios
Net Assets at End of Period                     ____     ____     ____     ____    ____
Ratio of Expenses to Average Net Assets *       ____     ____     ____     ____    ____
Ratio of Investment Income (Loss)   to
     Average Net Assets *                       ____     ____     ____     ____    ____
Portfolio Turnover Rate                         ____     ____     ____     ____    ____


                                                   Period   Period   Period from
                                                   Ended    Ended    1/8/97 to
                                                   4/30/99  4/30/98  4/30/97
CLASS B SHARES
Per-Share Data [in $ dollars]
Net Asset Value - Start of Period                  ____     ____     ____
Income from Investment Operations
     Net Investment Income (Loss)                  ____     ____     ____
     Net Realized and Unrealized Gain (Loss)       ____     ____     ____
Total From Investment Operations                   ____     ____     ____
Distributions
     Dividends from Investment Income - Net        ____     ____     ____
     Distributions from Capital Gains              ____     ____     ____
Total Dividends and Distributions                  ____     ____     ____
Net Asset Value - End of Period                    ____     ____     ____
Total Return (1)                                   ____     ____     ____

Supplemental Data and Ratios
Net Assets at End of Period                        ____     ____     ____
Ratio of Expenses to Average Net Assets (2)*       ____     ____     ____
Ratio of Investment Income (Loss)   to
     Average Net Assets (2)*                       ____     ____     ____
Portfolio Turnover Rate                            ____     ____     ____

* If the Fund had paid all of its expenses for Class A and Class B shares, the ratios would be as follows:
Class A shares - Ratio of Expenses to Average Net Assets: ____%, ____%, ____%, ____%, and ____%
Class B shares - Ratio of  Expenses to Average Net  Assets:  ____%,  ____%,  and
____%
Class A shares - Ratio of Net Investment Income{Loss) Average Net Assets: ____%, ____%, ____%, ____%, and ____%
Class B shares - Ratio of Net Investment Income{Loss) Average Net Assets: ____%, ____%, and ____%
(1) Total Return assumes reinvestment of all dividends and distributions but does not reflect any deduction for sales charge. The aggregates, not annualized total return is shown for periods less than one year.
(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.


THE AAL BOND FUND

                                                     Period   Period   Period   Period  Period
                                                     Ended    Ended    Ended    Ended   Ended
                                                     4/30/99  4/30/98  4/30/97  4/30/96 4/30/95
CLASS A SHARES
Per-Share Data [in $ dollars]
Net Asset Value - Start of Period                    ____     ____     ____     ____    ____
Income from Investment Operations
     Net Investment Income (Loss)                    ____     ____     ____     ____    ____
     Net Realized and Unrealized Gain (Loss)         ____     ____     ____     ____    ____
Total From Investment Operations                     ____     ____     ____     ____    ____
Distributions
     Dividends from Investment Income - Net          ____     ____     ____     ____    ____
     Distributions from Capital Gains                ____     ____     ____     ____    ____
Total Dividends and Distributions                    ____     ____     ____     ____    ____
Net Asset Value - End of Period                      ____     ____     ____     ____    ____
Total Return (1)                                     ____     ____     ____     ____    ____

Supplemental Data and Ratios
Net Assets at End of Period                          ____     ____     ____     ____    ____
Ratio of Expenses to Average Net Assets *            ____     ____     ____     ____    ____
Ratio of Investment Income (Loss)   to
     Average Net Assets *                            ____     ____     ____     ____    ____
Portfolio Turnover Rate                              ____     ____     ____     ____    ____


                                                   Period   Period   Period from
                                                   Ended    Ended    1/8/97 to
                                                   4/30/99  4/30/98  4/30/97
CLASS B SHARES
Per-Share Data [in $ dollars]
Net Asset Value - Start of Period                  ____     ____     ____
Income from Investment Operations
     Net Investment Income (Loss)                  ____     ____     ____
     Net Realized and Unrealized Gain (Loss)       ____     ____     ____
Total From Investment Operations                   ____     ____     ____
Distributions
     Dividends from Investment Income - Net        ____     ____     ____
     Distributions from Capital Gains              ____     ____     ____
Total Dividends and Distributions                  ____     ____     ____
Net Asset Value - End of Period                    ____     ____     ____
Total Return (1)                                   ____     ____     ____

Supplemental Data and Ratios
Net Assets at End of Period                        ____     ____     ____
Ratio of Expenses to Average Net Assets (2)*       ____     ____     ____
Ratio of Investment Income (Loss)   to
     Average Net Assets (2)*                       ____     ____     ____
Portfolio Turnover Rate                            ____     ____     ____

* If the Fund had paid all of its expenses for Class A and Class B shares, the ratios would be as follows:
Class A shares - Ratio of Expenses to Average Net Assets: ____%, ____%, ____%, ____%, and ____%
Class B shares - Ratio of  Expenses to Average Net  Assets:  ____%,  ____%,  and
____%
Class A shares - Ratio of Net Investment Income{Loss) Average Net Assets: ____%, ____%, ____%, ____%, and ____%
Class B shares - Ratio of Net Investment Income{Loss) Average Net Assets: ____%, ____%, and ____%
(1) Total Return assumes reinvestment of all dividends and distributions but does not reflect any deduction for sales charge. The aggregates, not annualized total return is shown for periods less than one year.
(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.


THE AAL MONEY MARKET FUND

                                                  Period   Period   Period   Period  Period
                                                  Ended    Ended    Ended    Ended   Ended
                                                  4/30/99  4/30/98  4/30/97  4/30/96 4/30/95
CLASS A SHARES
Per-Share Data [in $ dollars]
Net Asset Value - Start of Period                 ____     ____     ____     ____    ____
Income from Investment Operations
     Net Investment Income (Loss)                 ____     ____     ____     ____    ____
     Net Realized and Unrealized Gain (Loss)      ____     ____     ____     ____    ____
Total From Investment Operations                  ____     ____     ____     ____    ____
Distributions
     Dividends from Investment Income - Net       ____     ____     ____     ____    ____
     Distributions from Capital Gains             ____     ____     ____     ____    ____
Total Dividends and Distributions                 ____     ____     ____     ____    ____
Net Asset Value - End of Period                   ____     ____     ____     ____    ____
Total Return (1)                                  ____     ____     ____     ____    ____

Supplemental Data and Ratios
Net Assets at End of Period                       ____     ____     ____     ____    ____
Ratio of Expenses to Average Net Assets *         ____     ____     ____     ____    ____
Ratio of Investment Income (Loss)   to
     Average Net Assets *                         ____     ____     ____     ____    ____
Portfolio Turnover Rate                           ____     ____     ____     ____    ____

                                                   Period   Period   Period from
                                                   Ended    Ended    1/8/97 to
                                                   4/30/99  4/30/98  4/30/97
CLASS B SHARES
Per-Share Data [in $ dollars]
Net Asset Value - Start of Period                  ____     ____     ____
Income from Investment Operations
     Net Investment Income (Loss)                  ____     ____     ____
     Net Realized and Unrealized Gain (Loss)       ____     ____     ____
Total From Investment Operations                   ____     ____     ____
Distributions
     Dividends from Investment Income - Net        ____     ____     ____
     Distributions from Capital Gains              ____     ____     ____
Total Dividends and Distributions                  ____     ____     ____
Net Asset Value - End of Period                    ____     ____     ____
Total Return (1)                                   ____     ____     ____

Supplemental Data and Ratios
Net Assets at End of Period                        ____     ____     ____
Ratio of Expenses to Average Net Assets (2)*       ____     ____     ____
Ratio of Investment Income (Loss)   to
     Average Net Assets (2)*                       ____     ____     ____
Portfolio Turnover Rate                            ____     ____     ____

* If the Fund had paid all of its expenses for Class A and Class B shares, the ratios would be as follows:
Class A shares - Ratio of Expenses to Average Net Assets: ____%, ____%, ____%, ____%, and ____%
Class B shares - Ratio of  Expenses to Average Net  Assets:  ____%,  ____%,  and
____%
Class A shares - Ratio of Net Investment Income{Loss) Average Net Assets: ____%, ____%, ____%, ____%, and ____%
Class B shares - Ratio of Net Investment Income{Loss) Average Net Assets: ____%, ____%, and ____%
(1) Total Return assumes reinvestment of all dividends and distributions but does not reflect any deduction for sales charge. The aggregates, not annualized total return is shown for periods less than one year.
(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.


[INSIDE BACK COVER PAGE]

TRANSFER AGENT, CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Transfer Agent

FIRSTAR TRUST COMPANY
P. O. BOX 2981
615 E. MICHIGAN ST.
MILWAUKEE, WI 53201-2981

Custodian

CITIBANK, N.A.
111 WALL STREET
NEW YORK, NY 10043

Independent Accountants

PRICEWATERHOUSECOOPERS LLP
100 E. WISCONSIN AVE. SUITE 1500
MILWAUKEE, WI 53202






You will find additional information in the statement of additional information and the annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year. The Funds' statement of additional information and annual and semi-annual reports are available, without charge, upon request. To request this or other information about the Funds, please call 800-553-6319 (TDD-800-684-3416).

You also may review and copy information about the Funds (including the statement of additional information) at the Securities and Exchange Commission's Public Reference Room in Washington, D. C. For information on the operation of the Public Reference Room call 1-800-SEC-0330. You also may obtain reports and other information about the Funds on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may obtain copies of this information upon payment of a duplication fee by writing the Public Reference Section of the Securities and Exchange Commission at 405 5th Street, N. W., Washington, D. C. 20549-6009.



                              THE AAL MUTUAL FUNDS
                              222 West College Ave.
                             Appleton, WI 54919-0007
                            Telephone: (800) 553-6319
                                TDD: 800-684-3416






                              The AAL Mutual Funds
                             222 West College Avenue
                             Appleton, WI 54919-0007
                     Telephone (920) 734-7633, 800-553-6319
                                TDD 800-684-3416

                       STATEMENT OF ADDITIONAL INFORMATION
                              Class A and B Shares
                               Dated July 1, 1999


Equity-Oriented Funds

The AAL Small Cap Stock Fund:

The AAL Mid Cap Stock Fund:

The AAL International Fund:

The AAL Capital Growth Fund:

The AAL Equity Income Fund:

The AAL Balanced Fund:


Income-Oriented Funds

The AAL High Yield Bond Fund:

The AAL Municipal Bond Fund:

The AAL Bond Fund:

The AAL Money Market Fund:



This Statement of Additional Information is not a prospectus. It provides additional information on the securities offered in the prospectus. You should read this statement of additional information in conjunction with The AAL Mutual Funds' prospectus, Class A and B shares, dated July 1, 1999, and any supplements thereto. You may obtain a prospectus at no charge by writing or telephoning your AAL Capital Management Corporation ("AAL CMC") Registered Representative or the AAL Mutual Funds ("Funds" or "Trust") at the above address and telephone number.


TABLE OF CONTENTS

FUNDS HISTORY

INVESTMENT STRATEGIES AND RISKS

MANAGEMENT OF THE FUNDS

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

INVESTMENT ADVISORY AND OTHER SERVICES

BROKERAGE ALLOCATION AND OTHER PRACTICES

CAPITAL STOCK AND OTHER SECURITIES

PURCHASE, REDEMPTION, AND PRICING OF SHARES

TAXATION OF THE FUNDS

UNDERWRITERS

CALCULATION OF PERFORMANCE DATA

FINANCIAL STATEMENTS




FUNDS HISTORY

The AAL Mutual Funds (the "Trust" or "Funds") was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as an open-end diversified management company under the Investment Company Act of 1940. The Trust commenced operations on July 16, 1987, and currently consists of twelve series (each a "Fund" and collectively, the "Funds"): The AAL Small Cap, Mid Cap, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond, Money Market, and U.S. Government Zero Coupon Target Funds 2001 and 2006 Funds.

On January 8, 1997, the Trust began issuing two classes of Fund shares of The AAL Small Cap, Mid Cap, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond, and Money Market Funds. The Class A shares are subject to maximum 4.00% sales charge of the offering price and a 0.25% annual service fee. Class B shares are offered at net assets value and a 1.00% annual 12b-1and service fee. In addition, Class B shares have a contingent deferred sales charge of 5% declining 1% each year upon redemption during the first five years. The AAL Balanced Fund added Class B shares on its inception date of December 29,1997.

On December 29, 1997, the Trust began issuing a third class of Fund shares (institutional) in of The AAL Small Cap, Mid Cap, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond, and Money Market Funds. The Institutional shares are offered at net asset value and have no annual 12b-1 fees or charges. Each class of shares has identical rights and privileges except with respect to voting matters affecting a single class of shares and the exchange privilege of each class of shares.


INVESTMENT STRATEGIES AND RISKS
Each of the Funds is an open-end management investment company. The following information supplements our discussion of the Funds' investment objectives, policies and strategies described in the prospectus. In pursuing the Funds' objectives, we invest as described below and employ the investment techniques described in the prospectus and elsewhere in this statement of additional information.

Investment Objectives
The following information supplements our discussion of the Funds' investment objectives and policies described in the prospectus. In pursuing the Funds' objectives, we invest as described below and employ the investment techniques described in the prospectus and elsewhere in this Statement of Additional Information. Except for The AAL Balanced and High Yield Bond Funds, each Fund's investment objective is a fundamental policy. As such, only a vote of a "majority of outstanding voting securities" can change a Fund's investment objective. A majority means the approval of the lesser of: (1) 67% or more of the voting securities at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy; or
(2) more than 50% of the outstanding voting securities of a Fund.

Investment Restrictions
In addition to those policies noted in the Prospectus, each Fund must follow certain investment restrictions. We operate under the following investment restrictions. For any Fund, we may not:

(1) invest more than 5% of its net assets (or 5% of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets), taken at value at the time of each investment, in the securities (including repurchase agreements) of any one issuer (for this purpose, the issuer(s) of a debt security being deemed to be only the entity or entities whose assets or revenues are subject to the principal and interest obligations of the security), except that up to 25% of Fund's net assets (or 25% of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets) may be invested without regard to this limitation and provided that such restrictions shall not apply to obligations issued or guaranteed by the U.S. government or any agency or instrumentality thereof;

(2) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but we may make margin deposits in connection with transactions in options, futures and options on futures for a Fund;

(3) make short sales of securities or maintain a short position, or write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof, except for the described transactions in options, futures, options on futures and short sales against the box;

(4) make loans to other persons, except that we reserve freedom of action, consistent with a Fund's other investment policies and restrictions and as described in the prospectus and this statement of additional information, to: (a) invest in debt obligations, including those that are either publicly offered or of a type customarily purchased by institutional investors, even though the purchase of such debt obligations may be deemed the making of loans; (b) enter into repurchase agreements; and (c) lend portfolio securities, provided we may not loan securities for a Fund if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(5) issue senior securities or borrow, except that we may borrow for a Fund in amounts not in excess of 10% of its net assets, taken at current value, and then only from banks as a temporary measure for extraordinary or emergency purposes (we will not borrow money for the Funds to increase income, but only to meet redemption requests that otherwise might require untimely dispositions of portfolio securities; interest paid on any such borrowing will reduce a Fund's net income);

(6) mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by a Fund except as may be necessary in connection with and subject to the limits in restriction (5);

(7) underwrite any issue of securities, except to the extent that we purchase securities directly from an issuer thereof in accord with a Fund's investment objectives and policies may be deemed to be underwriting or to the extent that in connection with the disposition of portfolio securities we may be deemed an underwriter for the Fund under federal securities laws;

(8) purchase or sell real estate, or real estate limited partnership interests provided that we may invest in securities for a Fund secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

(9) purchase or sell commodities or commodity contracts, except that a we may purchase or sell futures and options thereon for hedging purposes for a Fund as described this statement of additional information;

(10) invest more than 25% of a Fund's net assets (or 25% or more of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets), taken at current value at the time of each investment, in securities of non-governmental issuers whose principal business activities are in the same industry (or 25% or more of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets in any single industry or issuer except the U.S. government or any agency or instrumentality thereof);

(11) invest in oil, gas or mineral related programs or leases except as may be included in the definition of public utilities, although we may invest in securities of enterprises engaged in oil, gas or mineral exploration for a Fund;

(12) invest in repurchase agreements maturing in more than seven days or in other securities with legal or contractual restrictions on resale if, as a result thereof, more than 10% of a Fund's net assets (taken at current value at the time of such investment) would be invested in such securities;

(13) except for The AAL High Yield Bond Fund, invest in any security if as a result a Fund would have more than 5% of its net assets invested in securities of companies which, together with any predecessors, have been in continuous operation for less than three years;

(14) purchase securities of other investment companies, if the purchase would cause more than 10% of the value of a Fund's net assets (or 10% of the value of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets), to be invested in investment company securities provided that: (a) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by a Fund or more than 5% of the value of a Fund's net assets (or 5% of the value of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets) would be invested in such company; and (b) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation acquisition or reorganization; or

(15) purchase more than 10% of the outstanding voting securities of an issuer or invest for the purpose of exercising control or management.

Each of the above restrictions (1) through (15), as well as each Fund's investment objective, except for The AAL Balanced and High Yield Bond Funds, is a fundamental policy.


Investment Techniques
We may use the following techniques described in the prospectus and statement of additional Information in pursuing the Funds' investment objectives.

Temporary Defensive Positions
We have a temporary defensive position policy that allows us to invest up to 100% of a Fund's total assets in cash and short-term money market obligations, including tax-exempt money market funds and investment grade fixed-income securities when significant adverse market, economic, political or other circumstances require immediate action to avoid losses. Primarily, we may purchase the following types of securities for temporary defensive purposes:

- securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; - commercial paper rated at the time of purchase in the highest rating category by NRSRO's; and - bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion.

We may invest up to 100% of The AAL International Fund's total assets in U.S. securities or in securities primarily traded in one or more foreign countries, or in debt securities to a greater extent than 20%.

Lending Portfolio Securities
Subject to the fundamental investment restriction (4) listed under "Investment Restrictions," we may lend a Fund's portfolio securities to broker-dealers and financial institutions, such as banks and trust companies. As the adviser, we will monitor the creditworthiness of any firm with which a Fund engages in securities lending transactions. We would continuously secure the loan by collateral in cash or cash equivalents maintained (on a current basis) in an amount equal to or greater than the market value of the securities loaned. We would continue to receive the equivalent of the interest or dividends paid by the issuer to the Fund on the securities loaned. We would also receive any additional returns, such as a fixed fee or a percentage of the collateral. We would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. Generally, we would not have the right to vote the Fund's loaned securities during the existence of the loan. However, we would call the loan to permit voting if, in our judgment, a material event requiring a shareholder vote would otherwise occur before the repayment date.

In the event of the borrower's default or bankruptcy, we could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses for a Fund. For example, during the period when we would seek to enforce the Fund's rights to the loaned securities, the collateral's value could decline. We might receive subnormal levels of income or no income from the loaned securities. We also would incur the expense of enforcing the Fund's rights to the loaned securities.

Repurchase Agreements and Borrowing
To earn income on available cash or for temporary defensive purposes, we may invest in repurchase agreements for the Funds. We must hold an amount of cash or government securities at least equal to the market value of the securities held pursuant to the agreement. In the event of a bankruptcy or other default of a seller of a repurchase agreement, we may experience delays and expenses in liquidating the securities, declines in the securities' value and loss of interest for a Fund. We maintain procedures for evaluating and monitoring the creditworthiness of firms with which we enter into repurchase agreements for the Funds. We may not invest more than 10% of a Fund's net assets in repurchase agreements maturing in more than seven days.

We may borrow money, but only from banks and only for temporary or emergency purposes. We may not borrow more than 10% of a Fund's net assets and we must repay any amount we borrow for a Fund before we can buy additional securities.

When-Issued and Delayed Delivery Securities
We may purchase securities on a when-issued or delayed-delivery basis for a Fund, as described in the prospectus. We only purchase on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, including when-issued securities with long-term issue dates of a year or more. However, we may sell such securities before settlement date if we deem it advisable for investment reasons.

At the time of purchase we identify liquid assets having a value at least as great as the purchase price. We have the custodian hold these securities identified throughout the period of the obligation. Purchasing on a when-issued or delayed basis as we have described may increase the Fund's net asset value fluctuation or volatility.

Investment Grade and Medium Grade Bond Investments
We may purchase investment grade bonds for The AAL International, Equity Income, Balanced, High Yield Bond, Municipal Bond and Bond Funds. A debt or other fixed-income security is considered investment grade if it is rated investment grade by a NRSRO, such as BBB or better by Duff and Phelps Credit Rating Co. ("D&P") and S&P or Baa or better by Moody's. Securities rated in the fourth highest category, such as BBB by D&P or S&P or Baa by Moody's, are considered medium grade bonds and have more sensitivity to economic changes and speculative characteristics. If a bond in a Fund has lost its rating or has its rating reduced, the Fund does not have to sell the security, but the Adviser will consider the lost or reduced rating in determining whether that Fund should continue to hold the bond.

Rated Securities
If a NRSRO reduces or eliminates its rating of a Fund security, we do not have to sell the security. However, we consider such fact in determining whether we should continue to hold the security for the Fund. For The AAL Money Market Fund, we sell downgraded commercial paper to the extent required to comply with Rule 2a-7 under the Investment Company Act of 1940 (the "Act").

At times a NRSRO changes its ratings for debt securities as a result of changes at the organization or in its rating system. When this happens, we attempt to use comparable NRSRO ratings in reassessing investments for a Fund in accord with its investment policies.

Bond Ratings
Moody's Rating Scale Definitions

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present that make long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to Principal and interest are considered adequate but elements may be present that suggest susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered medium-grade obligations (i.e. they are neither highly protected nor poorly Secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over a long period of time may be small.

Caa: Bonds that are rated Caa have poor standing. Such issues may be in default or present elements of danger with respect to principal or interest.

Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds that are rate C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Rating Scale Definitions

AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated "AA" has very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degrees.

A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated "BBB" has an adequate capacity to pay interest and repay principal. Whereas, it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CC, C , C: Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB: Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BBB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B: Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions likely will impair capacity or willingness to pay interest and repay principal. The "B" rating is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC: Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC: The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

C: The rating "C" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation in which a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating "CI" is reserved for income bonds on which no interest is paid.

D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate the particular type of obligation as a matter of policy.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major category.

Commercial Paper Ratings

Moody's Commercial Paper Ratings

Moody's commercial paper ratings are opinions of the ability to repay punctually promissory obligations. Moody's employs the following three category designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

PRIME 1:    Highest quality;

PRIME 2:    Higher quality; and

PRIME 3:    High quality.

S&P Commercial Paper Ratings

An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

A: Issues assigned the highest rating category, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety.

A-1: The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" that possess extremely strong safety characteristics.

A-2: Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying the designation A-3 have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

Other Ratings
Moody's Municipal Note Ratings

MIG 1: This designation category denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation category denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3: This designation category denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's Ratings of the Demand Features On Variable Rate Demand Securities

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

S&P Note Ratings

SP-1: Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2: Notes rated SP-2 have satisfactory capacity to pay principal and interest. Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment: (1) the amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note); (2) and the source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

S&P Ratings of the Demand Features on Variable Rate Demand Securities

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note rating symbols combined with commercial paper symbols (i.e., SP-1+/A-1+).

Convertible Bonds
Except for The AAL Money Market Funds, we may invest in convertible bonds, subject to any restrictions on the quality of bonds in which a Fund may invest. We also may retain any stocks received upon conversion that do not fall within the Fund's investment parameters to: (1) permit orderly disposition; (2) establish a long-term holding basis for Federal income tax purposes; or (3) seek capital growth.

Convertible bonds are often rated below investment grade or not rated because they fall below debt obligations and just above equities in order of preference or priority on the issuer's balance sheet. Hence, any issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade debt.

Mortgage-Backed Securities
For The AAL Balanced, High Yield Bond and Bond Funds, we may invest in mortgage-backed securities with amortizing payments consisting of both interest and principal and prepayment privileges (the ability to prepay the principal or a portion thereof without penalty). Mortgaged-backed securities represent interest in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Various government, government-related and private organizations combine these mortgages for sale to investors (i.e., the Government National Mortgage Association ("GNMA") guarantees and issues mortgage-backed securities). Mortgage-backed securities generally provide for a "pass through" of monthly payments made by individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of the securities. The yield on these securities applies only to the unpaid principal balance. We reinvest the periodic payments of principal and interest and prepayments, if any, in securities at the prevailing market interest rates. The prevailing rates may be higher or lower than the rate on the original investment. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities tend to accelerate. Accordingly, any prepayments on mortgage-backed securities that we hold for a Fund reduce our ability to maintain positions in high-yielding, mortgage-backed securities and reinvest the principal at comparable yields for the Fund. If we buy any mortgage-backed securities for a Fund at a premium, the Fund receives prepayments, if any, at par or stated value, which lowers the return on the Fund.

High Yield Bond Market -- The AAL International, Equity Income and High Yield Bond Funds
We may invest in high risk, high yield bonds for The AAL International, Equity Income and High Yield Bond Funds. We normally invest at least 65% of The AAL High Yield Bond Fund's total assets in such securities. As stated in the prospectus, investing in high yield bonds involves market risk. The market for high yield bonds has existed for many years and has weathered downturns. In particular during the late 1980s and early 1990s, the high yield market experienced a significant downturn. Many corporations had dramatically increased their use of high yield bonds to fund highly leveraged acquisitions and restructuring. As a result, from 1989 to 1991, the percentage of lower-quality securities that defaulted rose significantly above previous default levels. After this period, default rates decreased.

We may invest in lower-rated asset and mortgage-backed securities for The AAL High Yield Bond Fund. These securities include interests in pools of lower-rated bonds, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities (the separate income or principal components). Changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved may significantly affect the value of these bonds. Some of these securities may have structures that makes their reaction to interest rates and other factors difficult to predict, causing high volatility in their market value. These bonds also carry prepayment risk. During periods of declining interest rates, prepayment of the loans and mortgages underlying these securities tend to accelerate. Investors tend to refinance their mortgages (pay the old mortgage off with a new mortgage at a lower rate) to lower payments. Accordingly, any prepayment on the existing securities we hold for the Fund reduces our ability to maintain positions in high-yielding, mortgage-backed securities and reinvest the principal at comparable yields.

Certain high yield bonds carry particular market risks. Zero coupon, deferred interest and payment-in-kind ("PIK") bonds issued at deep discounts may experience greater volatility in market value. Asset and mortgage-backed securities, including CMOs, in addition to greater volatility, may carry prepayment risks.

Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities -- The AAL Balanced, High Yield Bond and Bond Funds We may invest in mortgage-backed securities, including CMOs and multi-class pass-through securities. CMOs and multi-class pass-through securities are debt instruments issued by special purpose entities secured by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provide the money to pay debt service on the CMO or make scheduled distributions on the multi-class pass-through security. Multi-class pass-through securities, CMOs, and classes thereof (including those discussed below) are examples of the types of financial instruments commonly referred to as "derivatives."

A CMO contains a series of bonds or certificates issued in multiple classes. Each CMO class (referred to as "tranche") has a specified coupon rate and stated maturity or final distribution date. When people start prepaying the principal on the collateral underlying a CMO (such as mortgages underlying a CMO), some classes may retire substantially earlier than the stated maturity or final distribution dates. The issuer structures a CMO to pay or accrue interest on all classes on a monthly, quarterly or semi-annual basis. The issuer may allocate the principal and interest on the underlying mortgages among the classes in many ways. In a common structure, the issuer applies the principal payments on the underlying mortgages to the classes according to scheduled cash flow priorities.

There are many classes of CMOs. Interest only classes ("IOs") entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the interest in an underlying pool of mortgages or mortgage-backed securities ("mortgage assets"). Principal only classes ("POs") entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the underlying pool of mortgage assets. In addition, there are "inverse floaters," which have coupon rates that move in the reverse direction to an applicable index, and accrual (or "Z") bonds (described below).

At any one time, we may not invest more than 7.5% of a Fund's net assets in IOs, POs, inverse floaters or accrual bonds individually or more than 15% in all such obligations combined.

Inverse floating CMO classes are typically more volatile than fixed or adjustable rate CMO classes. We would only invest in inverse floating CMOs to protect against a reduction in the income earned on investments due to a predicted decline in interest rates. In the event interest rates increased, we would lose money on investments in inverse floating CMO classes. An interest rate increase would cause the coupon rate on an inverse CMO class to decrease, and, like other mortgage-backed securities, the value would decrease as interest rates increase.

Cash flow and yields on IO and PO classes are extremely sensitive to principal payment rates (including prepayments) on the underlying mortgage loans or mortgage-backed securities. For example, rapid or slow principal payment rates may adversely affect the yield to maturity of IO or PO bonds, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the holder of an IO bond may incur substantial losses in value due to the lost interest stream even if the IO bond has a AAA rating. If the underlying mortgage assets experience slower than anticipated prepayments of principal, the PO bond will incur substantial losses in value due to lost prepayments. Rapid or slow principal payment rates may cause IO and PO bond holders to incur substantially more losses in market value than if they had invested in traditional mortgage-backed securities. On the other hand, if interest rates rise, the value of an IO might increase and partially offset other bond value declines in a Fund's portfolio. If interest rates fall, the value of a PO might increase offsetting lower reinvestment rates in a Fund's portfolio.

An accrual or Z bondholder does not receive cash payments until one or more of the other classes have received their full payments on the mortgage loans underlying the CMO. During the period when the Z bondholders do not receive cash payments, interest accrues on the Z class at a stated rate. The accrued interest is added to the amount of principal due to the Z class. After the other classes have received their payments in full, the Z class begins receiving cash payments until it receives its full amount of principal (including the accrued interest added to the principal amount) and interest at the stated rate. Generally, the date when cash payments begin on the Z class depends on the prepayment rate of the mortgage loans underlying the CMO. A faster prepayment rate results in an earlier commencement of cash payments on the Z class. Like a zero coupon bond, during its accrual period the Z class has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining interest rates. Like a zero coupon bond, the market value of a Z class bond fluctuates more widely with changes in interest rates than would the market value of bond from a class that pays interest currently. Changing interest rates influence prepayment rates. As noted above, such changes in prepayment rates affect the date at which cash payments begin on a Z tranche, which in turn influences its market value.

Structured Securities -- The AAL International and High Yield Bond Funds
We may invest in structured notes and/or preferred stocks for The AAL International and High Yield Bond Funds. The issuer of a structured security links the security's coupon, dividend or redemption amount at maturity to some sort of financial indicator. Such financial indicators can include currencies, interest rates, commodities and indices. The coupon, dividend and/or redemption amount at maturity may increase or decrease depending on the value of the linked or underlying instrument.

Investments in structured securities involve certain risks. In addition to the normal credit and interest rate risks inherent with a debt security, the redemption amount may increase or decrease as a result of price changes in the underlying instrument. Depending on how the issuer links the coupon and/or dividend to the underlying instrument, the amount of the dividend may be reduced to zero. Any further declines in the value of the underlying instrument may then reduce the redemption amount at maturity. Structured securities may have more volatility than the price of the underlying instrument.

Variable Rate Demand Notes
We may purchase variable rate, master demand notes for the Funds. The notes are unsecured instruments that permit the amount of the debt to vary and provide for periodic adjustments in the interest rate. Variable rate, master demand notes normally do not trade and do not have a secondary market. However, the note holder may demand principal payment at any time. Except for The AAL High Yield Bond Fund, we purchase notes rated only in one of the two highest rating categories by a NRSRO. We also may purchase notes for a Fund where the issuer has a received a rating in the top two categories for a class of short term debt obligations comparable in priority and security with the notes. If an issuer of a variable rate, master demand note defaults on its payment obligation, we may not be able to dispose of the note due to the absence of a secondary market. As a result, we might suffer a loss for a Fund to the extent of the default. We invest in variable rate master demand notes for a Fund only when we believe it involves minimal credit risk.

In some instances, we may purchase variable rate securities for The AAL Money Market Fund with actual maturities greater than or equal to 397 days. Generally, a money market fund is limited to investments with maturities less than 397 days. Variable rate, money market securities have yields that vary in relation to changes in specific money market rates, such as the prime rate. To purchase variable rate money market instruments with maturities greater than 397 days, we must be able to consider these securities as having maturities of less than 397 days pursuant to Securities and Exchange Commission ("SEC") rules. We only invest in these longer-term, variable rate securities for the Fund when we can take advantage of the higher yield paid on them as compared to short-term securities. We only invest when it appears to us that the variable rates on these securities may reduce the fluctuations in market value typical of longer-term securities. We may purchase variable rate securities with a put option for a Fund. The put option may reduce the risk of fluctuations in market value, because the put option allows us to sell the security back to the issuer at a set price.

Variable Rate Demand Notes--The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Bond and Money Market Funds We may purchase variable rate master demand notes for The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Bond and Money Market Funds. Variable rate, master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for period adjustments in the interest rate. The extent to which we can purchase these securities for the Funds listed is subject to Rule 2a-7 under the Investment Company Act of 1940. These notes normally do not trade and there is no secondary market for the notes. However, we may demand payment of the principal for a Fund at any time. We limit our purchases of variable rate, master demand notes for a Fund to those: (1) rated in one of the two highest rating categories by a NRSRO; or (2) that have been issued by an issuer that has received a rating from the requisite NRSRO in the top two categories with respect to a class of short-term debt obligations that is comparable in priority and security with the instrument. If an issuer of a variable rate, master demand note defaulted on its payment obligation, we might not be able to dispose of the note for a Fund due to the absence of a secondary market. We might suffer a loss to the extent of the default for the Fund. We only invest in variable rate master demand notes and only when we deem them to involve minimal credit risk.

Portfolio Turnover Rates -- The AAL Small Cap Stock, Mid Cap Stock, High Yield Bond, Municipal Bond and Bond Funds We expect The AAL Small Cap Stock, Mid Cap Stock, High Yield Bond, Municipal Bond and Bond Funds to have portfolio turnover greater than 100%, and the other Funds to have a portfolio turnover of less than 100%. We do not calculate a portfolio turnover rate for The AAL Money Market Fund because of the short maturities of its investments. Due to the high volume of buying and selling activity in a portfolio with turnover in excess of 100%, we may pay more commissions for a Fund. We also may realize more taxable gains than in portfolios with less turnover, which may result in an increase in a Fund's expenses and lower returns for shareholders. We may trade for a Fund at a portfolio rate significantly exceeding 100% (i.e., 400% or more for The AAL Bond
Fund), when we believe the benefits of short-term investments outweigh any increase in transactions costs or capital gains.

For the fiscal year ended April 30, 1999, The AAL Small Cap Stock and Mid Cap Stock Funds had portfolio turnover rates of _____% and _____%, respectively. The rates reflected our growth investment styles for the Funds. We also purchased stocks in initial public offerings and sold them shortly thereafter. Stock prices in initial public offerings tend to appreciate or decline significantly after the offering and then level off in price. The rates also reflect the volatility of small and mid cap stock prices.

The portfolio turnover rates for The AAL Municipal Bond and Bond Funds were _____% and _____%, respectively. The rate for The AAL Bond Fund reflects our active selection of the individual bonds that we believe provide the best income within the Fund's investment parameters at any one time for The AAL Bond Fund, we may have a portfolio turnover rate for the next fiscal year in excess of 300%, and as high as 600% or more. Our turnover rate for The AAL Municipal Bond Fund also reflects our active selection of the individual bonds that we believe provide the best income and chance for capital appreciation and, thus, preservation, at any one time. We try to exploit pricing inefficiencies we believe exist in the municipal securities market.

The portfolio turnover rate for The AAL High Yield Bond Fund was ____%. In seeking its objectives, we buy or sell portfolio securities whenever the portfolio manager believes it appropriate. Generally, how long we have owned the security for the Fund does not influence the portfolio manager's decision on when we will trade the security. From time to time, we will buy securities intending to seek short-term trading profits. As a result, The AAL High Yield Bond Fund's portfolio turnover rate may be higher than that of other mutual funds in this category. The turnover rate is not a limiting factor when considering a change in the Fund's portfolio.

Options and Futures
The following sections pertain to options and futures. Except for The AAL Money Market Fund, we may engage in options, futures and options on futures transactions for the Funds. We may engage in options and futures transactions for bona fide hedging or other permissible risk management reasons (including enhancing returns for a Fund). When entering into these transactions, we follow the SEC and the Commodities Futures Trading Commission requirements and set aside liquid assets in a separate account to secure a Fund's potential obligations under such contracts. We cannot sell securities held in a segregated account while the futures or options strategy is outstanding, unless we replace such assets with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or our ability to meet redemption requests or other obligations for a Fund.

We may try to enhance returns or hedge against a decline in the value of a Fund's securities by writing (selling) and purchasing options and futures contracts. For example, during a neutral or declining market, we may gain additional income by writing options and receiving premiums for a Fund. When we write (sell) covered call options for a Fund, we forgo the opportunity to profit from increases in the market value of the underlying securities above the sum of the options' premium and the exercise price. On the other hand, we reduce the amount of any decline in the value of the underlying securities to the extent of the premium we receive from writing the call for a Fund. During a rising market, we may gain incremental income by purchasing call options and futures contracts for a Fund.

We also may use options and futures to hedge against an anticipated price increase in a security we plan to buy for a Fund.

If new types of options and futures contracts become available, we may use them for the Funds. Prior to their use, however, we must obtain a determination from the Funds' Board of Trustees that their use would be consistent with the Fund's investment objectives and policies.

Options on Securities and Indexes
An option contract on a security (or index) gives the holder, in return for a premium, the right to buy from (call) or sell to (put) the option writer of the underlying security (or cash value of underlying index) at a specified exercise price at any time during the option term.

Upon exercise of a call option, the writer (seller) has the obligation to deliver the underlying security to the holder; provided the holder pays the exercise price. Upon exercise of a put option, the writer has the obligation to pay the holder the exercise price upon delivery of the underlying security.

Upon the exercise of an index options, the writer must pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is a statistical composite that measures changes in the economy or financial market, usually reflecting specified facets of a particular securities market, a specific group of financial instruments, securities or economic indicators.).

Options and futures exist on debt, equity, indexes and other securities or instruments. They may take the form of standardized contracts traded on national securities exchanges, boards of trade or similar entities. They also may trade in the over-the-counter market. Some debt instruments, such as bonds, trade with cash put options, which generally allow the holder to sell the security back to the issuer at a specified price for a specified amount of time.

When we write options, we may only write "covered" calls or puts for a Fund.

A call option for a Fund is covered if we hold the security underlying the call for the Fund. Also a call option for a Fund is covered if we have an absolute and immediate right to acquire the security for the Fund without additional cash consideration upon conversion or exchange of other securities held in the portfolio. If additional cash consideration is required, we hold cash or cash equivalents in such an amount in a segregated account with the Fund's custodian. An index call option is covered if we hold cash or cash equivalents with the Fund's custodian equal to the contract value. A written call option is covered if we hold a call option on the same security or index under two conditions. The first condition is where the exercise price of the call purchased is equal to or less than the exercise price of the call written. The second conditions is where the exercise price of the call purchased is greater than the exercise price of the call written; provided that we maintain the difference with the Fund's custodian in cash or cash equivalents in a segregated account.

A put option on a security or an index is covered if we maintain cash or cash equivalents equal to the exercise price in a segregated account with the Fund's custodian. A put option is covered if we hold a put on the same security or index as the put written under two conditions. The first condition is where the exercise price of the put is equal to or greater than the exercise price of the put written. The second condition is where the exercise price of the put is less than the exercise price of the put written; provided we maintain cash or cash equivalents with the Fund's custodian in a segregated account.

Prior to the expiration or exercise of an option, we may close the option out by entering into an offsetting transaction. We would affect an offsetting transaction for a Fund by purchasing or selling an option of the same series (type, exchange, underlying security or index, exercise price and expiration). Due to market factors, we may not be able to affect a closing purchase or sale at the time we would like to for a Fund.

We realize a capital gain from a closing purchase transaction if the premium for purchasing the closing option is less than the premium received from writing the option. If the premium for purchasing the closing option is more, we realize a capital loss for the Fund. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, we realize a capital gain for the Fund. If the premium is less, we realize a capital loss for the Fund.

If an option we write for a Fund expires unexercised, we realize a capital gain equal to the premium received. If an option we purchased for a Fund expires unexercised, we realize a capital loss equal to the premium we paid for the option.

The principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

We record a premium paid for an option purchased by us for a Fund as an asset. We record the premium received for an option written by us for a Fund as a deferred liability. We mark-to-market the value of an option purchased or written on a daily basis at the closing price on the exchange on which it traded. If the option was not traded on an exchange or a closing price was not available, we would value the option at the mean between the last bid and asked prices.

Risks Associated with Options on Securities and Indexes
Options transactions have risks. A decision as to whether, when and how we use options involves the exercise of skill and judgment. For example, significant differences could exist between the market for the underlying security (or index) and the market for the overlying options. These differences, such as differences in the way the underlying securities are trading and the way the options on the securities are trading, could result in an imperfect correlation between the markets. As a result, we might not be able to achieve our objectives in an options transaction for the Fund. Market behavior and unexpected events may hinder our otherwise well-conceived options transactions we have entered into for a Fund.

We cannot assure you that a liquid market will exist when we seek to close out an option position for a Fund. If we could not close out an option we had purchased for a Fund, we would have to exercise the option to realize any profit or let the option expire worthless. If we could not close out a covered call option that we had written for a Fund, we could not sell the underlying security unless the option had expired not exercised.

When we write a covered call option for a Fund, we forgo the opportunity to profit from increases in the covering security's market value above the sum of the premium and the call's exercise price.

If the exchange (or Board of Trade) suspends trading in an option we purchased for a Fund, we cannot enter into a closing transaction during the suspension. If the exchange imposes restrictions on the option's exercise, we might not be able to exercise an option we have purchased for a Fund. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by a Fund, movements in the index may result in a loss to a Fund. Such losses may be mitigated by changes in the value of a Fund's portfolio securities during the period the option was outstanding.

Futures Contracts and Options on Futures Contracts
In addition to foreign currency futures contracts, which we discuss below, we may enter into interest rate and index futures contracts. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time. A futures contract on an index is an agreement by which two parties agree to take or make delivery of an amount of cash equal to the difference between the closing value of the index on the contract's last trading day and the original price entered into for the contract. Although the index's value may reflect the value of certain underlying securities, the party responsible for delivery delivers cash (not the underlying securities).

A public market exists in futures contracts covering a number of indexes as well as other financial instruments. Such instruments include: U.S. Treasury bonds; U.S. Treasury notes; GNMA certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. Boards of trade and other issuers may develop and trade other futures contracts. As with options, if new types of futures contracts become available, we may use them for the Funds. Prior to their use, however, we must obtain a determination from the Funds' Board of Trustees that their use would be consistent with the Fund's investment objectives and policies.

We may purchase and write call and put futures options for a Fund. Our ability to write call and put futures, however, depends on whether the Commodity Futures Trading Commission grants certain regulatory relief (such as an exemption from being considered a commodities pool operator).

Options on futures possess many of the same characteristics as options on securities and indexes. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

As long as regulatory authorities require, we limit our use of futures and options on futures to hedging transactions. We might use futures contracts to hedge against anticipated interest rate changes we believe might adversely affect either the value of a Fund's securities or the price of securities we intend to purchase for a Fund. Our hedging strategy may include sales of futures contracts to offset the effect of expected interest rate increases. It also may include purchases of futures contracts to offset the effect of expected interest rate declines. Although we could use other techniques to reduce a Fund's exposure to interest rate fluctuations, we may be able to hedge a Fund's exposure more effectively and perhaps at a lower cost by using futures and options on futures.

The success of any hedging technique depends on our ability to correctly predict changes in the level and direction of interest rates and other factors. Should our predictions prove incorrect, the Fund's return might be lower than it would have been had we not tried the hedging strategy. However, in the absence of the ability to hedge, we might have to take portfolio actions in anticipation of the same market movements with similar investment results at potentially greater transaction costs.

We only enter into standardized futures or options on futures contracts that trade on U.S. exchanges, boards of trade, or similar entities, or are quoted on an automated quotation system.

When we purchase or sell a futures contract for a Fund, we deposit with the custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities ("initial margin"). The exchange or board of trade on which the futures contract trades sets the margin requirement. The exchange may modify the margin requirement during the term of a futures contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract. The custodian or broker returns the margin to a Fund upon termination of the contract, assuming we have fulfilled all contractual obligations for the Fund. We expect to earn interest income on the initial margin deposit for a Fund. We value a futures contract held for a Fund on a daily basis at the official settlement price of the exchange on which it trades. Each day a we pay or receive cash for the Fund, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by us for a Fund, but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, we mark-to-market a Fund's open futures positions.

We are required to deposit and maintain margin on any put and call options on futures contracts that we have written for a Fund. Such margin deposits vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the option's current market and other futures positions we hold for the Fund.

Some futures contracts call for making or taking delivery of the underlying securities. Generally we would close out these obligations prior to delivery by making offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, we realize a capital gain for the Fund. If the offsetting purchase price is more, we realize a capital loss for the Fund. Conversely, if an offsetting sale price is more than the original purchase price, we realize a capital gain for a Fund. If the offsetting sale price is less, we realize a capital loss for a Fund. We must include the transaction costs in calculating a gain or loss on the offsetting transactions.

Risks Associated with Futures
There are several risks associated with using futures contracts and options on futures as hedging techniques. Our purchase or sale of a futures contract may result in losses in excess of the amount we invested in the futures contract for a Fund. We cannot guarantee how price movements in the market for the hedging vehicle and market for the underlying portfolio securities being hedged will correlate. Significant differences exist between the securities and futures markets that could result in an imperfect correlation. These differences could cause a given hedging strategy we have entered into for a Fund to not achieve its objectives. The degree of imperfect correlation depends on circumstances such as the variations in the speculative market demand for the futures and/or futures options contracts used to hedge the underlying portfolio securities. A decision as to whether, when and how we hedge involves the exercise of skill and judgment. Our hedges may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Futures exchanges may limit the amount of price fluctuation in a contract for trading in a single day. An exchange establishes a daily limit on the amount a contract's price may vary either up or down from the previous day's settlement price. Once the futures contract trades above or below the daily limit, the exchange stops trading beyond the limit. The daily limit governs price movements during a particular trading day but does not limit potential losses for the contract holders. The daily limit may prevent us from being able to liquidate an unfavorable position for a Fund. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

We cannot ensure a liquid market will exist at a time when we seek to close out a futures or futures options position for a Fund. If a liquid market did not exist, we would have to continue meeting margin requirements until we could close the position. We also cannot ensure that an active secondary market will develop or continue to exist for the futures and futures options discussed above.

Limitations on Options and Futures
We do not enter into an open futures contract position or purchase an option: the initial margin deposit plus the premiums paid less the amount by which any such position is "in the money" exceeds 5% of a Fund's net assets. A call option is "in the money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract or writing a put on a futures contract, we must maintain with the Fund's custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, we maintain with the Fund's custodian cash or cash equivalents (including any margin) equal to the amount such option is in the money until the option expires or we have entered into an offsetting transaction closing out the option for the Fund.

We may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes for a Fund, if, in the aggregate, the market value of all such open positions exceeds the current value of the Fund's portfolio. In valuing the portfolio, we have to take into account unrealized gains and losses on the open positions and adjust for the historical relative volatility of the relationship between the portfolio and the positions. To the extent we have written call options on specific securities in a Fund's portfolio, we deduct the value of those securities from the portfolio's current market value.

We avoid being deemed a "commodity pool operator" by complying with the Commodity Futures Trading Commission Rules. As such, we do not invest in a commodity contract for a Fund where the "underlying commodity value" of each long position at any time exceeds the sum of:

(1) the value of the Fund's short-term U.S. debt obligations or other U.S. dollar denominated, high-quality short-term money market instruments and cash that we have set aside for the Fund in an identifiable manner, plus any funds deposited as margin on the contract;

(2)  unrealized appreciation on the contract held by the broker; and

(3)  cash proceeds from existing investments due in not more than 30 days.

"Underlying commodity value" means the size of the contract multiplied by the daily settlement price of the contract.

Taxation of Options and Futures
If we exercise a call option for a Fund, we add the premium paid for the call option to the cost of the security purchased. If we exercise a put option, we deduct the premium paid for the put option from the proceeds of the security sold. For index options and futures, which are settled in cash, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

Our entry into closing purchase transactions for a Fund results in a capital gain or loss. If an option was "in the money" when we wrote it and we held the security covering the option for more than one year before writing it for a Fund, any loss realized in a closing purchase transaction would be long-term for federal tax purposes. The holding period of the securities covering an "in the money" option does not include the time period the option was outstanding.

When we hold a futures contract for a Fund until delivery, we will realize a capital gain or loss on the futures contract. The capital gain or loss is equal to the difference between the price at the time we entered into the futures contract for the Fund and the settlement price on the earlier of the delivery notice date or expiration date. If we deliver securities for a Fund under a futures contract, we realize a capital gain or loss for the Fund on those securities.

For Federal income tax purposes, we generally recognize as income a Fund's yearly net unrealized gains and losses on its options, futures and options on futures positions ("year-end mark to market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark to market or by actual closing of the positions) is considered to be 60% long term and 40% short term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," we may defer the recognition of losses on certain positions (including options, futures and options on futures positions, the related securities and certain successor positions thereto) to a later taxable year for a Fund. Selling futures contracts or writing call options (or call options on futures) or buying put options (or put options on futures) for the purposes of hedging against an anticipated change in the value of a Fund's securities may affect the securities' holding period.

We distribute any recognized net capital gains for a Fund, including any recognized net capital gains (including year-end mark-to-market gains) on options and futures transactions for federal income tax purposes. We combine and distribute a Fund's capital gains on its options and futures transactions and its capital gains on other investments. We also advise shareholders on the nature of these distributions for a Fund.

Federal Tax Treatment of Forward Foreign Exchange Contracts
We may enter into certain forward foreign exchange contracts for a Fund that the Internal Revenue Service will treat as Section 1256 contracts or straddles under the Internal Revenue Code.

We must consider these Section 1256 contracts as having been closed at the end of a Fund's fiscal year and we must recognize any gains or losses on these contracts for tax purposes at that time. The IRS characterizes such gains or losses from the normal closing or settlement of such transactions as ordinary gain or loss. We are required to distribute any net gains on such transactions to the Fund's shareholders even if we have not actually closed the transaction and received cash to pay for the distribution.

We may consider forward foreign exchange contracts that offset a foreign dollar denominated bond or currency position as straddles for tax purposes. Considering these contracts as straddles allows us to defer a loss on any position in a straddle to the extent of unrealized gain in an offsetting position.

For a Fund to continue qualifying for federal income tax treatment as a regulated investment company, it must derive at least 90% of its gross income from qualifying income (i.e., dividends, interest, income derived from loans of securities and gains from the sale of securities or currencies). Pending tax regulations could limit the extent that net gains realized from options, futures or foreign forward exchange contracts on currencies are qualifying income for purposes of 90% requirement.

Foreign Securities

The AAL Small Cap Stock, Mid Cap Stock, Capital Growth, Balanced and Bond Funds We may invest in foreign securities trading domestically through depository receipts or on a U.S. national securities exchange or Nasdaq National Market for The AAL Small Cap Stock, Mid Cap Stock and Capital Growth Funds. We do not intend to invest more than 10% of their net assets in such foreign securities. We may invest up to 20% of The AAL Bond Fund's net assets in debt securities of foreign issuers payable in U.S. dollars. We may invest in foreign securities for The AAL Balanced Fund to the extent The AAL Capital Growth and Bond Funds allow investments in foreign securities for the common stock and fixed-income sectors of the Fund, respectively. Foreign securities may present a greater degree of risk (including risks relating to tax provisions or expropriation of assets) than do securities of domestic issuers.

Foreign Securities - The AAL International, Equity Income and High Yield Bond Funds We normally invest at least 65% of The AAL International Fund's total assets in foreign securities primarily trading in at least 3 different countries, not including the U.S.

We may invest up to 15% of The AAL Equity Income Fund's net assets in foreign securities. We also may invest in foreign securities trading domestically through depository receipts and securities of foreign issuers traded on a U.S. national securities exchange or Nasdaq National Market without regard to the 15% limitation. For purposes of diversification for a Fund, we consider depository receipts as investments in the underlying stocks.

We may invest up to 15% of The AAL High Yield Bond Fund's net assets in foreign bonds. At this time, we intend to limit our foreign bond purchases for the Fund to those trading in the U.S.

Foreign investing involves risks in addition to the risks inherent in U.S. investing. Foreign countries tend to disseminate less public information about their issuers. Many foreign countries do not subject their companies to uniform accounting, auditing and financial reporting standards. The value of foreign investments may rise or fall because of changes in currency exchange rates. As a result, we may incur costs in converting securities denominated in foreign currencies into U.S. dollars for a Fund. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce a Fund's income without providing a tax credit to shareholders. When necessary, we may have more difficulty obtaining and enforcing judgments in foreign countries. We also would incur more expense. Even though we mainly intend to invest in securities trading in stable and developed countries, we still face the possibility of expropriation, confiscatory taxation, nationalization, currency blockage or political or social instability that could affect investments in such countries.

We may invest in American Depository Receipts ("ADRs") for The AAL International and Equity Income Funds without limit. ADR facilities may be either "sponsored" or "un-sponsored." While sponsored and un-sponsored ADR facilities are similar, distinctions exist between the rights and duties of ADR holders and market practices. Sponsored facilities have the backing or participation of the underlying foreign issuers. Un-sponsored facilities do not have the participation by or consent of the issuer of the deposited shares. Un-sponsored facilities usually request a letter of non-objection from the issuer.

Holders of un-sponsored ADRs generally bear all the costs of such facility. The costs of the facility can include deposit and withdrawal fees, currency conversion and other service fees. The depository of an un-sponsored facility may not have a duty to distribute shareholder communications from the issuer or to pass through voting rights. Issuers of un-sponsored ADRs do not have an obligation to disclose material information about the foreign issuers in the U.S. As a result, the value of the un-sponsored ADR may not correlate with the value of the underlying security trading abroad or any material information about the security or the issuer disseminated abroad.

Sponsored facilities enter into an agreement with the issuer that sets out rights and duties of the issuer, the depository and the ADR holder. The sponsored agreement also allocates fees among the parties. Most sponsored agreements provide that the depository will distribute shareholder notices, voting instructions and other communications. The AAL International and Equity Income Funds may invest in sponsored and un-sponsored ADRs.

For The AAL International Fund, we also may hold foreign securities in the form of American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs"), or other securities convertible into foreign securities. These receipts may not be denominated in the same currency as the underlying securities. Generally, American banks or trust companies issue ADRs and ADSs, which evidence ownership of underlying foreign securities. GDRs represent global offerings where an issuer issues two securities simultaneously in two markets, usually publicly in a non-U.S. market and privately in the U.S. market. EDRs (sometimes called Continental Depository Receipts ("CDRs")) are similar to ADRs, but usually issued in Europe. Typically issued by foreign banks or trust companies, EDRs and CDRs evidence ownership of foreign securities. Generally, ADRs and ADSs in registered form trade in the U.S. securities markets, GDRs in the U.S. and European markets, and EDRs and CDRs (in bearer form) in European markets. For diversification purposes, we consider investments in ADRs, ADSs, GDRs, EDRs and CDRs as investments in the underlying stocks for the Fund.

Foreign Currency Transactions

Foreign Currency Spot Transactions and Forward Contracts
To manage the currency risk accompanying investments in foreign securities and to facilitate the purchase and sale of foreign securities, we may engage in foreign currency transactions on a spot (cash) basis for all Funds, unless there are investment restrictions to the contrary. We invest at the spot rate prevailing in the foreign currency exchange market. We also may enter into contracts to purchase or sell foreign currencies at a future date ("forward foreign currency" contracts or "forward" contracts).

A forward contract involves an obligation to purchase or sell a specific foreign currency at a future date at a set price. Forward contracts principally trade in the inter-bank market and are conducted directly between currency traders
(usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades.

Whenever we intend to purchase or sell a security denominated in a foreign currency for a Fund, we may want to "lock in" the U.S. dollar price of the security. We can protect a Fund by entering into a forward contract for the purchase or sale of a fixed amount of U.S. dollars equal to the amount of foreign currency involved in the underlying security transaction. With a forward contract, we can protect the Fund against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency between the date the security is purchased or sold and the date on which the payment is made or received.

We may use forward contracts for a Fund when we believe that a particular foreign currency may suffer a substantial decline against the U.S. dollar. In this situation, we would enter into a forward contract to sell a fixed amount of the foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. We, however, cannot precisely match the forward contract amounts and the value of the securities involved. The securities' values change as a consequence of market movements between the date we entered into the forward contract for the underlying currency and the date it matures.

Due to the fact that movement in the short-term currency market is extremely difficult to predict, successful execution of a short-term hedging strategy is highly uncertain. Therefore, we do not enter into forward contracts or maintain a net exposure to such contracts where completion would obligate us to deliver foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. Under normal circumstances, we consider the long-term prospects for a particular currency. We incorporate the prospects into our overall long-term diversification strategies. However, we believe that it is important to have the flexibility to enter into such forward contracts when we determine that it is in the Fund's best interest.

At the maturity of a forward contract for a Fund, we may either: (1) sell the portfolio securities and make delivery of the foreign currency; or (2) retain the securities and terminate our contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating us to purchase, on the same maturity date, the same amount of foreign currency.

If we retain the portfolio securities and engage in an offsetting transaction for the Fund, we will incur a gain or a loss to the extent that there has been movement in forward contract prices. If we enter into an offsetting transaction, we may subsequently enter into a forward contract to sell the foreign currency. Should forward prices decline during the period when we entered into a forward contract to sell a foreign currency and the date we entered into an offsetting contract to buy a foreign currency, we will realize a gain to the extent the price of the currency we agreed to sell exceeds the price of the currency we agreed to buy. Should forward prices increase, we will suffer a loss to the extent that the price of the currency we agreed to buy exceeds the price of the currency we agreed to sell for a Fund. We may not be able to hedge against a currency devaluation at a price above the level where the market itself has anticipated the currency's devaluation.

A foreign currency hedge transactions does not protect against or eliminate fluctuations in the prices of particular portfolio securities. For example, a foreign currency hedge transaction does not prevent a security's price decline due to an issuer's deteriorating credit situation. We also cannot forecast with precision the market value of securities at the expiration of a forward contract. Accordingly, we may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if: (1) the market value of the Fund's securities are less than the amount of the foreign currency we are obligated to deliver for the Fund; and (2) we made a decision to sell the foreign securities and make delivery of the foreign currency upon expiration of the contract for the Fund. Conversely, we may have to sell some of a Fund's foreign currency received upon the sale of a portfolio security if the market value of the Fund's securities exceed the amount of foreign currency we are obligated to deliver for the Fund. We limit our dealings in forward foreign currency exchange contracts for a Fund to the transactions described above.

Although we value the Funds' assets daily in terms of U.S. dollars, we do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. From time to time, however, we will convert a Fund's foreign currency holdings into U.S. dollars. There are costs associated with converting foreign currencies into U.S. dollars and you should be award of these costs. Although foreign exchange dealers do not charge a fee for conversion, they realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to us for a Fund at one rate, while offering a lesser rate of exchange should we desire to resell that currency to the dealer for the Fund.

Options and Futures Relating to Foreign Currencies
We may purchase and sell currency futures and purchase and write currency options to increase or decrease a Fund's exposure to different foreign currencies. We also may purchase and write currency options in conjunction with the currency futures or forward contracts of the Fund's other series. The uses and risks of currency options and futures are similar to options and futures on securities or indices, as discussed above.

Currency futures contracts are similar to forward foreign currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars.

The underlying instrument of a currency option generally is either a foreign currency or a currency futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency. The purchaser of a currency put option obtains the right to sell the underlying currency.

Currency futures and options values correlate with exchange rates. However, the futures and options values do not reflect other factors affecting a Fund's investment value. A currency hedge, for example, should protect a Japanese Yen-denominated security from a decline in the Yen. The currency hedge, however, will not protect the particular Fund's Yen denominated investments against a price decline in the Yen denominated security resulting from deterioration in the issuers' creditworthiness. Because the value of a Fund's foreign-denominated investments change in response to many factors other than exchange rates, we have difficulty matching the exact value of any hedge in currency options and futures to the value of our foreign investments for a Fund over time.

Privately Issued Securities:  The AAL Money Market Fund
We may invest in securities issued by major corporations without registration under the Securities Act of 1933 for The AAL Money Market Fund in reliance on certain exemptions, including the "private placement" exemption afforded by
Section 4(2) of that Act. Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must be made in an exempt transaction. This paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in it, thus providing liquidity. In our opinion (as the Adviser), Section 4(2) paper is no less liquid or salable than commercial paper issued without legal restrictions on disposition. However, should we deem that section 4(2) paper issue is illiquid, we would purchase such security for a Fund only in accordance with our limitations on illiquid securities.

Investments In Other Investment Companies
Due to the administration and distribution expenses of managing a mutual fund, our investments in other investment companies (mutual funds, which are limited by fundamental investment restriction 14 above) may cause us to increase payments of such expenses for a Fund.


Risks
Each of the previously described investment techniques contains an element of risk. You should also be aware of the following risks associated with an investment in the Funds.

Interest Rate Risk
For The AAL Balanced, High Yield Bond, Municipal Bond, Bond and Money Market Funds and, to some extent, The AAL Equity Income Fund, you can expect that interest rate changes will significantly impact upon the value of your Fund investments. Interest rates are influenced by supply and demand as well as economic monetary policies. In general, a decline in prevailing interest rate levels generally will increase the value of the securities, particularly the bonds, held in a Fund's portfolio and vice versa. As a result, interest rate fluctuations will affect a Fund's net asset values but not the income received from its existing portfolio. However, changes in the prevailing interest rate level will affect the yield on subsequently purchased securities. Because yields on the securities available for purchase by the Funds will vary over time, we cannot assure a specific yield on a Fund's shares.

Longer-term bonds are more sensitive to interest rate changes than shorter-term bonds, reflecting the greater risk of holding these bonds for a longer period of time. Longer-term bond prices increase more dramatically when interest rates fall and decrease more dramatically when interest rates rise. Prices of short-term debt, such as money market instruments, are less price sensitive to interest rate changes because of their short duration. Securities that pay high dividends, like bonds, are more sensitive to interest rate levels than other equity securities that pay low dividends.

Investing in a Bond Versus Investing in a Mutual Fund
Investing in a mutual fund that owns bonds is not the same as buying an individual bond. Both bonds and funds owning bonds offer regular income. While individual bonds can offer a fixed amount of regular income until maturity, a mutual fund portfolio may include a constantly changing pool of bonds with differing interest rates and maturity prices. Both share prices and dividends may fluctuate in a mutual fund owning bonds.


MANAGEMENT OF THE FUNDS

Board of Trustees  and Executive Officers
The Trustees and Executive Officers of the Funds and their principal occupations during the past five years are described below. Unless otherwise specified, the business address of all Trustees and Officers is 222 West College Avenue, Appleton, WI 54919-0007:

Name, Address and Age                       Position with the Funds             Principal Occupation

Ronald G. Anderson                          President and Trustee*              President and Chief Executive
d/o/b  10/2/48                                                                  Officer, AAL Capital Management
                                                                                Corporation

F. Gregory Campbell                         Trustee                             President, Carthage College
d/o/b  2/16/39
2001 Alford Park Drive
Kenosha, WI 53140

Richard L. Gady                             Trustee                             Vice-President of Public Affairs
d/o/b  2/28/43                                                                  and Chief Economist, ConAagra,
One ConAgra Drive                                                               Inc. (agribusiness)
Omaha, NE 68102-5001

John O. Gilbert                             Trustee*                            President and Chief Executive
d/o/b  8/30/42                                                                  Officer, Aid Association for
                                                                                Lutherans

John H. Pender                              Trustee                             Retired; formerly Senior Vice-
d/o/b  5/25/30                                                                  President and Chief Investment
P.O. Box 250                                                                    Officer, Aid Association for
Dunbar, WV 25064-0250                                                           Lutherans

D.W. Russler**                              Trustee                             Retired; formerly Senior
d/o/b  10/28/28                                                                 Vice-President Finance and
24 Turnbridge Drive                                                             Administration NCR Corporation
Hilton Head, SC 29928                                                           (computers and related equipment);
                                                                                Member, Advisory Board -
                                                                                Saratoga Partners II (corporate -
                                                                                buyout Limited Partnership)

Edward W. Smeds                             Trustee                             Retired; President, Customer
d/o/b  2/15/36                                                                  Service and Operations, Kraft
10 Regent Wood Road                                                             Foods (food and agriculture)
Northfield, IL 60093

Lawrence M. Woods                           Trustee                             Retired; formerly Executive Vice-
d/o/b  4/14/32                                                                  President and Director Mobil Oil
524 Sunset Drive                                                                Corporation (oil producer)
Worland, WY 82401

Robert G. Same                              Vice-President and                  Vice-President,
d/o/b  7/25/45                              Secretary                           Chief Compliance Officer,
                                                                                and Deputy General Counsel,
                                                                                Aid Association for Lutherans;
                                                                                Assistant Secretary, AAL Capital
                                                                                Management Corporation

Charles D. Gariboldi                        Treasurer                           Assistant Vice-President,
d/o/b  2/15/56                                                                  Fund Accounting, Aid Association
                                                                                for Lutherans

Joseph F. Wreschnig**                       Assistant Secretary                 Assistant Vice-President, Fund and
d/o/b  6/30/50                                                                  Adviser Administration, AAL
                                                                                Capital Management Corporation

Woodrow E. Eno                              Assistant Secretary                 Senior Vice-President, Secretary
d/o/b  4/5/46                                                                   and General Counsel, Aid
                                                                                Association for Lutherans

Steven J. Fredricks                         Assistant Secretary                 Attorney II, Securities and
d/o/b  7/25/70                                                                  Investment Law, Aid Association
                                                                                for Lutherans, Attorney, Azaria
                                                                                Financial Services, LLP (financial
                                                                                services)


* Denotes Directors who are "interested persons" of the Funds, as defined in the Investment Company Act of 1940.
** As of December 31, 1998, Mr. Russler retired from the Board of Trustees and Mr. Smeds joined the Board of Trustees. Also, as of December 31, 1998, Mr. Wreschnig resigned as Assistant Secretary of The AAL Mutual Funds and was replaced by Mr. Eno and Mr. Fredricks.

Compensation Table
The Funds do not make payments to any of the officers for services to the Trust. The Funds, however, pay the independent Trustees (those who are not officers or employees of AAL CMC or Aid Association for Lutherans) an annual fee of $25,000. The Funds assess these fees ratably to each series of the AAL Mutual Funds. The Funds reimburse the Trustees for any expenses they may incur by reason of attending such meetings or in connection with services they may perform for The AAL Mutual Funds. For the fiscal year ended April 30, 1999, the Funds paid an aggregate of $__________________ in Trustees' fees and expenses.

                                            Pension or                               Total
                                            Retirement                               Compensation
                           Aggregate        Benefits Accrued     Estimated Annual    From Funds and
                           Compensation     As Part of Funds     Benefits Upon       Fund Complex*
Name, Position             from Funds       Expenses             Retirement          Paid to Trustees

Ronald G. Anderson         - 0 -            - 0 -                - 0 -               - 0 -

F. Gregory Campbell        $25,000          - 0 -                - 0 -               $30,000

Richard L. Gady            $25,000          - 0 -                - 0 -               $30,000

John O Gilbert             - 0 -            - 0 -                - 0 -               - 0 -

John H. Pender             $25,000          - 0 -                - 0 -               $25,000

D.W. Russler**             $18,750          - 0 -                - 0 -               $22,500

Edward W. Smeds**          $6,250           - 0 -                - 0 -               $7,500

Lawrence M. Woods          $25,000          - 0 -                - 0 -               $30,000


*    The Fund Complex includes the AAL Variable Product Series Fund, Inc..
** As of December 31, 1998, Mr. Russler retired from the Board of Trustees and Mr. Smeds joined the Board of Trustees


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of April 30, 1999, the Trust's officers and Trustees owned less than 1% of the shares of any Funds. As of April 30, 1999, no account holders held in excess of 5% of any Fund's shares:


INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser
Please refer to our description of the adviser, advisory agreement and fees under "Management, Organization, and Capital Structure" in the prospectus. We have incorporated the prospectus herein by reference.

Affiliated Persons
The following executive officer of the Trust also serves as an officer or director of the adviser, AAL CMC, as shown:

Ronald G. Anderson
222 West College Avenue
Appleton, WI 54919-0007
dob 10/2/48

Adviser Fees
The adviser, AAL CMC, furnishes and pays for all office space and facilities, equipment and clerical personnel necessary for carrying out the adviser's duties under the advisory agreement. The adviser also pays all compensation of Trustees, officers and employees of the Trust who are the adviser's affiliated persons. All costs and expenses not expressly assumed by the adviser under the advisory agreement are paid by the Funds, including, but not limited to: (a) interest and taxes; (b) brokerage commissions; (c) insurance premiums; (d) compensation and expenses of the Funds' Trustees other than those affiliated with the adviser; (e) legal and audit expenses; (f) fees and expenses of the Trust's custodian and transfer agent; (g) expenses incident to the issuance of the Trust's shares, including stock certificates and issuance of shares on the payment of, or reinvestment of, dividends; (h) fees and expenses incident to the registration under Federal or state securities laws of the Trust or its shares;
(i) expenses of preparing, printing and mailing reports and notices and proxy material to the Trust's shareholders; (j) all other expenses incidental to holding meetings of the Trust's shareholders; (k) dues or assessments of or contributions to the Investment Company Institute or its successor, or other industry organizations; (l) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations that the Trust may have to indemnify its officers and Trustees with respect thereto; and (m) all expenses that the Trust agrees to bear in any distribution agreement or in any plan adopted by the Trust pursuant to Rule 12b-1 under the Act.

Adviser Fees per Fund

THE AAL SMALL CAP STOCK FUND                 0.70% on the first $200 million
                                             0.65% on the average daily net assets over $200 million

THE AAL MID CAP STOCK FUND                   0.70% on the first $200 million
                                             0.65% on the average daily net assets over $200 million

THE AAL INTERNATIONAL FUND                   0.80% on the average daily net assets
         Sub-Adviser Fees
         Oechsle International Advisers      0.40% on the first $50 million
                                             0.35% on the average daily net assets over $50 million

THE AAL CAPITAL GROWTH FUND                  0.65% on the first $500 million
                                             0.575% on the next $500 million
                                             0.50% on the average daily net assets over $1 billion

THE AAL EQUITY INCOME FUND                   0.45% on the average daily net assets

THE AAL BALANCED FUND                        0.55% on the average daily net assets

THE AAL HIGH YIELD BOND FUND                 0.55% on the average daily net assets

THE AAL MUNICIPAL BOND FUND                  0.45% on the average daily net assets

THE AAL BOND FUND                            0.45% on the average daily net assets

THE AAL MONEY MARKET FUND                    0.50% on the first $500 million
                                             0.45% on the average daily net assets over $500 million


The adviser may waive its advisory fees for, assume or reimburse the expenses of, any Fund at any time. As of September 1, 1997, the adviser is waiving .225 of 1% of its .50 of 1% maximum advisory fee for The AAL Money Market Fund. Effectively, the adviser is charging only a 0.275 of 1% advisory fee for the Fund. The adviser is reimbursing The AAL High Yield Bond Fund expenses in excess of 1.00% and 1.75% for Class A and Class B shares, respectively. Any fee waivers or expense assumptions the adviser makes are voluntary. The adviser may discontinue any fee waivers or expense reimbursements at any time. The Funds have paid advisory fees net of reimbursements to the adviser, for the past three fiscal years ended April 30, 1999, as follows:


Funds                      April 30, 1999     April 30, 1998      April 30, 1997
-----                      --------------     --------------      --------------

Small Cap Stock Fund       $___________       $690,590            $159,016

Mid Cap Stock Fund         $___________       $4,070,582          $3,188,294

International Fund         $___________       $1,280,101          $873,585

Capital Growth Fund        $___________       $12,742,588         $9,121,422

Equity Income Fund         $___________       $809,233            $643,683

Balanced Fund              $___________       $27,618             N/A

High Yield Bond Fund       $___________       $522,217            $60,205

Municipal Bond Fund        $___________       $2,163,729          $2,153,751

Bond Fund                  $___________       $1,921,733          $2,214,486

Money Market Fund          $___________       $1,088,957          $780,148

The sub-advisory fee for The AAL International Fund is payable from the 0.80% annual advisory fee paid to the adviser. The advisory agreement and sub-advisory agreement for The AAL International Fund provide that subject to Section 36 of the Act, neither the adviser nor sub-Adviser shall be liable to the Trust for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Trust and the performance of their duties under the advisory agreement except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the agreements.

The Trust has agreed to use its best efforts to change its name if the adviser ceases to act as such with respect to the Funds and the continued use of the Trust's present name (The AAL Mutual Funds) would create confusion in the context of the adviser or AAL's business.

The investment advisory agreement was approved by the Board of Trustees, including a majority of the Trustees who were not interested persons (as defined in the Act) of any party to the agreement on August 21, 1990, and was approved by the shareholders of The AAL Municipal Bond Fund on November 27, 1990, and The AAL Capital Growth, Bond and Money Market Funds on December 20, 1990. After December 20, 1990, the advisory agreement was approved for:

- The AAL Mid Cap Stock Fund by the Board of Trustees on May 18, 1993, and the sole shareholder on June 30, 1993;

- The AAL Equity Income Fund by the Board of Trustees on February 24, 1994, and the sole shareholder on March 18, 1994;

- The AAL International Fund by the Board of Trustees on May 23, 1995, and the sole shareholder on July 31, 1995;

- The AAL Small Cap Stock Fund by the Board of Trustees on February 23, 1996, and the sole shareholder on July 1, 1996;

- The AAL High Yield Bond Fund by the Board of Trustees on May 29, 1996, and the sole shareholder on January 8, 1997; and

- The AAL Balanced Fund by the Board of Trustees on November 19, 1997, and the sole shareholder on January 2, 1998.

On October 16, 1995, the Board of Trustees terminated the sub-advisory agreements (effective November 1, 1995) with, and approved the assumption of the duties by us (as the adviser) of, the sub-advisers, Duff & Phelps Investment Management Co., and Pilgrim Baxter & Associates Ltd., for The AAL Mid Cap Stock, Capital Growth, Equity Income, Municipal Bond, Bond and Money Market Funds. The Board of Trustees also approved reductions in the advisory fees for these Funds.

On May 23, 1995, the Board of Trustees, including a majority of the Trustees who were not interested persons (as defined in the Act) of any party to the agreement approved a sub-advisory agreement with Societe Generale Asset Management Corp. ("SoGen") for The AAL International Fund.

On October 30, 1998, The AAL International Fund's shareholders approved a sub-advisory agreement with Oechsle International Advisers LLC. On November 1, 1998, Oechsle replaced SoGen as the sub-adviser for The AAL International Fund.

The advisory agreement and sub-advisory agreement will continue in effect from year to year only so long as such continuances are specifically approved at least annually by the Board of Trustees. The vote for approval must include the approval of a majority of the Trustees who are not interested persons (as defined in the Act). The advisory and sub-advisory agreements are terminable upon assignment. The advisory agreement is also terminable at any time without penalty by the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Trust. With respect to a particular Fund, the advisory or sub-advisory agreement, if any, is terminable by the vote of a majority of the outstanding shares of such Fund. The adviser may terminate the agreement on 60 days written notice to the Trust.

12b-1 Distribution Plan
The Funds have adopted a distribution plan for Class A and Class B shares (the "Distribution Plan" or "Plan") pursuant to Rule 12b-1 (the "Rule") under the Act.

The  Distribution  Plan  authorizes  the  distributor,  AAL CMC, to make certain payments (either as a "12b-1 distribution fee" or a "service fee") to any qualified recipient. As defined in the Plan, the qualified recipient must have rendered assistance in the distribution of the Funds' shares (such as selling or placing the Funds' shares, or providing administrative assistance, such as maintaining sub-accounting or other records). The Plan authorizes the distributor to purchase advertising for the Funds' shares, to pay for sales literature and other promotional material, and to make payments to the sales personnel. The Distribution Plan does not cover Institutional shares. As a result, the Funds may not make any payments pursuant to the Plan in connection with Institutional shares.

The Funds reimburse any payments made or expenses incurred under the Plan to qualified recipients for Class A and Class B shares as follows:

Class A Shares - All Funds
In a given fiscal year,  the Funds,  pursuant to the Plan,  pay up to a limit of
0.25 of 1% of the average net assets (0.125 of 1% for The AAL Money Market Fund) as a service fee for Class A shares. The Funds do not reimburse or pay for expenses of past fiscal years or in contemplation of expenses for future fiscal years. Since September 1, 1997, the distributor has waived 0.100 of 1% of the
0.125 of 1% maximum 12b-1 service fee for Class A shares under the Plan for The AAL Money Market Fund (prior to January 8, 1997, 12b-1 service fees for Class A shares were described as 12b-1 distribution fees), effectively charging a 0.025 of 1%, 12b-1 service fee. This continuing reimbursement (waiver) is voluntary. The distributor may modify or discontinue its reimbursements at any time.

Class B Shares - All Funds
In a given fiscal year, the Funds pay up to a limit of 0.75 of 1% of the average daily net assets as a 12b-1 distribution fee and up to a limit of 0.25 of 1% of the average daily net assets as a service fee for Class B shares. Pursuant to the Plan, the Funds do not reimburse or pay for expenses of past fiscal years or in contemplation of expenses for future fiscal years. Since September 1, 1997, the distributor has waived 0.100 of 1% of the 0.125 of 1% maximum 12b-1 service fee for Class B shares under the Plan for The AAL Money Market Fund, effectively charging a 0.025 of 1%, 12b-1 service fee. This continuing reimbursement
(waiver) is voluntary. The distributor may modify or discontinue its reimbursements at any time.

The Plan authorizes without limit any payments by a Fund for Class A and Class B shares that are "primarily intended to result in the sale of shares" issued by a Fund within the meaning of the Rule under the Plan. Such payments shall not be included in the limitations contained in the Plan, including: (a) the costs of the preparation, printing and mailing of all required reports and notices to shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of the Fund or other funds or other investments; (b) the costs of preparing, printing and mailing of all prospectuses to shareholders; (c) the costs of preparing, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Fund's shares; (d) all legal and accounting fees relating to the preparation of any such reports, prospectuses, proxies and proxy statements; (e) all fees and expenses relating to the qualification of the Funds and or their shares under the securities or "Blue Sky" laws of any jurisdiction;
(f) all fees under the Act and the Securities Act of 1933, including fees in connection with any application for exemption relating to or directed toward the sale of the Fund's shares; (g) all fees and assessments of the Investment Company Institute or any successor organization or industry association irrespective of whether some of its activities are designed to provide sales assistance, (h) all costs of preparing and mailing confirmations of shares sold or redeemed or share certificates and reports of share balances; and (i) all costs of responding to telephone or mail inquiries of shareholders.

The Plan also states that the distribution costs of the Trust's Class A and Class B shares are expected to exceed the sum of permitted payments, permitted expenses, and the portion of the sales charge retained by the distributor. The adviser's profits, if any, are primarily dependent on the advisory fees paid by the Funds to the adviser. If and to the extent that any investment advisory fees paid by the Funds might, in view of any excess distribution costs and the common ownership of the adviser and distributor, be considered as indirectly financing any activity primarily intended to result in the sale of shares issued by the Funds, the payment of such fees is authorized under the Plan. The Plan states that in taking any action contemplated by Section 15 of the Act as to any investment advisory contract to which the Trust is a party, the Board of Trustees, including its Trustees who are not "interested persons" as defined in the Act, and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("Qualified Trustees"), shall, in acting on the terms of any such contract, apply the "fiduciary duty" standard contained in Sections 36(a) and (b) of the Act.

The Plan requires that while it is in effect, the distributor, shall report in writing at least quarterly to the Trustees, and the Trustees shall review, the following: (a) the amounts of all payments, the identity of recipients of each such payment, the basis on which each such recipient was chosen and the basis on which the amount of the payments were made; (b) the amounts of expenses and the purpose of each such expense; and (c) all costs of the other payments specified in the Plan (making estimates of such costs where necessary or desirable) in each case during the preceding calendar or fiscal quarter. The aggregate amount paid by the Funds to the distributor under the Plan for Class A shares for the fiscal year ended April 30, 1999, and the manner in which this amount was spent is as follows:

                                 CLASS A SHARES

Gross 12b-1 Fees Paid by the Funds for Class A Shares            $________

     Expenditures

Compensation to Registered Representatives                       $________
Other                                                            $________

The aggregate amount paid by the Funds to the distributor under the Plan for Class B shares for the fiscal year ended April 30, 1999 and the manner in which this amount was spent is as follows:

                                 CLASS B SHARES

Gross 12b-1 Fees Paid by the Funds for Class B shares            $________

     Expenditures

Compensation to Registered Representatives                       $________
Other                                                            $________

Management and the Board of Trustees believe that the Distribution Plan and the service and 12b-1 fees have a positive impact on the Funds' sales and the Funds' retention of assets, both of which are beneficial to the Funds and the Funds' shareholders.

The Trust's shareholders approved the Plan at the Trust's first meeting of shareholders held on September 13, 1988. The Plan at that time and up until January 8, 1997, included only the shares now referred to as Class A shares. As of January 8, 1997, the Plan includes Class B shares. The Plan as Amended and Restated was approved by the sole shareholder of the Trust's Class B shares on January 8, 1997. The Plan will continue in effect from year-to-year only so long as such continuance is specifically approved at least annually by the Board of Trustees and the Qualified Trustees (as defined in the Plan) cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time without penalty by a vote of a majority of the Qualified Trustees . The Plan also may be terminated by the vote of the holders of a majority of the outstanding voting securities for each class of shares of the Trust. The Plan may be terminated with respect to any Fund by the vote of a majority of the outstanding shares for each class of such Fund. The Plan may not be amended to increase materially the amount of payments to be made for the separate class shares without shareholder approval of the class. While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust is committed to the discretion of such disinterested Trustees. Nothing in the Plan will prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

Additional Information

Custodian
The custodian for the Funds is Citibank, N.A.. The custodian is responsible for holding the Funds' assets.

Administrative Services Agreement
AAL CMC provides certain administrative, accounting and pricing services to the Funds. These administrative services include calculating the daily net asset value per class share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based on sub-adviser communications (Oechsle's communications regarding The AAL International Fund); and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Funds. Formerly, Firstar, provided these administrative services. However, the Funds' Trustees and shareholders approved an administrative services agreement with AAL CMC to provide these administrative services for the Funds. The Administrative Services Agreement was approved by a majority of the Trustees of the Funds, including a majority of the Trustees who are not interested persons of the Funds or of the Adviser and was approved by the shareholders of The AAL Municipal Bond Fund on November 27, 1990 and of The AAL Capital Growth, Bond and Money Market Funds on December 20, 1990. The Board of Trustees approved the addition of the following Funds to this agreement on the following dates:

     The AAL Mid Cap Stock Fund on May 18, 1993;
     The AAL Equity  Income Fund on February  24, 1994;
     The AAL International  Fund on May 23, 1995;
     The AAL Small Cap Stock Fund on February 28, 1996;
     The AAL High Yield Bond Fund on May 29, 1996; and
     The AAL Balanced Fund on November 19, 1997.

The principal motivation for having AAL CMC, as the adviser for the Funds, provide these services was cost. AAL CMC has agreed to provide these services at rates that would not exceed the rates charged by unaffiliated vendors for similar services. The annual rates of payment approved by the Trustees presently are:

     The AAL Small Cap Stock Fund - $40,000
     The AAL Mid Cap Stock Fund - $40,000
     The AAL International  Fund - $45,000
     The AAL Capital Growth Fund - $40,000
     The AAL Equity  Income Fund - $40,000
     The AAL  Balanced  Fund - $40,000
     The AAL High Yield Bond Fund - $40,000
     The AAL  Municipal  Bond Fund - $40,000
     The AAL Bond Fund - $40,000
     The AAL Money Market Fund - $40,000
     The AAL U. S. Government Zero Coupon Target Fund Series 2001 - $2,500 The AAL U. S. Government Zero Coupon Target Fund Series 2006 - $2,500

The agreement continues in effect from year to year, as long as it is approved at least annually by the Funds' Board of Trustees or by a vote of the outstanding voting securities of the Funds. In either case, the agreement must also be approved at least annually by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The agreement terminates automatically if either party assigns the agreement. The agreement also terminates without penalty by either party on 60-days' notice. The agreement provides that neither AAL CMC nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the agreement.

Shareholder Maintenance Agreement
The Board of Trustees authorized the Funds to contract with AAL CMC for certain shareholder maintenance services, effective April 1, 1995. These shareholder services include answering customer inquiries regarding account status, explaining and assisting customers with the exercise of their account options and facilitating shareholder telephone transaction requests.

The annual fee payable to AAL CMC for providing such shareholder services is based upon, and limited by, the difference between the current account fees actually charged by Firstar Trust Company, as transfer and dividend disbursing agent, and the normal full-service fee schedule published by Firstar Trust Company. The annual fee is also based on reimbursement for certain actual out-of-pocket costs including postage and telephone charges. This account differential, including reimbursement for expenses, is at an annualized rate of $___ per account, effective ______________, 1999. The shareholder maintenance agreement continues in effect from year to year, as long as it is approved at least annually by the Funds' Board of Trustees or by a vote of the outstanding voting securities of the Funds. In either case, the agreement must be approved annually by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The agreement terminates automatically if either party assigns the agreement. The agreement also terminates without penalty by either party on 60-days notice. The Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the Agreement. These fees are not currently assessed against the Funds but may be in the future.

Independent Accountants
The Trust's independent accountants, PriceWaterhouseCoopers LLP ("PriceWaterhouseCoopers"), examine the Funds' annual financial statements. PriceWaterhouseCoopers also assists in the preparation of certain reports to the SEC and reviews the Trust's state and federal tax returns.


BROKERAGE ALLOCATION AND OTHER PRACTICES
AAL CMC, as the adviser, and Oechsle, as the sub-adviser for The AAL International Fund, direct the placement of orders for the purchase and sale of the Funds' portfolio securities.

The securities transaction costs for each Fund consist primarily of brokerage commissions or dealer or underwriter spreads. Bonds and money market instruments generally trade on a net basis and do not involve either brokerage commissions or transfer taxes.

Occasionally, we may purchase securities directly from the issuer for a Fund. For securities traded primarily in the over-the-counter market, we deal with the sellers who make a market in the securities directly unless we can find better prices and execution available elsewhere. Such dealers usually act as principals for their own account. In placing portfolio transactions, we seek the best combination of price and execution.

In determining which brokers provide best execution, AAL CMC looks primarily at the prices quoted by the brokers. Normally, we place orders with the broker who has the most favorable prices. Ordinarily, we expect to execute securities transactions in the primary markets. In assessing the best net price, we consider all relevant factors. The relevant factors include the security market's breadth, the security's price, the broker or dealer's financial condition and execution capability and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). Although we are the sole distributors for the Funds' shares, we (as the adviser) may in the future consider the willingness of particular brokers to sell the Funds' shares as a factor in the selection of brokers for the Funds' portfolio transactions. However our selection would still be subject to the overall best price and execution standard.

Assuming equal execution capabilities, we may take into consideration other factors in selecting brokers or dealers. We may consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), statistical quotations (specifically the quotations necessary to determine the Funds' net asset values, and other information provided to us or the sub-adviser for The AAL International Fund (or their affiliates). We may also cause a Fund to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. We must determine, in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided. The commission must be reasonable in terms of that particular transaction or in terms of all the accounts over which we, as an adviser, exercise investment discretion. It is possible that certain of the services received by us attributable to a particular transaction benefit one or more other accounts for which we exercise investment discretion. The Funds paid the following in brokerage commissions in each of the past three fiscal years ended April 30, 1999:

                          April 30, 1999      April 30, 1998      April 30, 1997
                          --------------      --------------      --------------

The AAL Mutual Funds      $___________        $3,143,251          $4,205,263


CAPITAL STOCK AND OTHER SECURITIES
The AAL Mutual Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Declaration also permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. Pursuant to this authority, the Trustees have issued Class A, Class B and Institutional shares for the Funds, except for The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and 2006. Each class share represents an interest in a Fund proportionately equal to the interest of each other share in its class. If the Trust liquidated the Funds' shares, all shareholders of a Fund would share pro rata in its net assets for the class available for distribution to shareholders. If the Board deems it advisable and in the best interests of shareholders, it may create additional share classes. These share classes may differ from each other only as to dividends or, as is the case with the Funds, as to assets and liabilities. Where share classes differ in regards to assets and liabilities, the different classes are referred to as the different series of the Funds (e.g., The AAL Bond Fund is a series of The AAL Mutual Funds). Within each series, the different classes of shares are referred to as different share classes, such as Class A, Class B and Institutional shares. Shares of each series are entitled to vote as a series only to the extent required by the '40 Act or as permitted by the Trustees. The Trustees allocate income and operating expenses among the different Funds' series and classes of shares fairly.

Except for the election of Trustees and ratification of the selection of accountants, any matter that the Funds are required to submit to the shareholders for a vote is not deemed to be effective unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each Series affected by the matter.

Except for The AAL Small Cap Stock, Mid Cap Stock, Balanced, and High Yield Bond Funds, each Fund's investment objective is a fundamental policy. As such, only a vote of a "majority of outstanding voting securities" can change a Fund's investment objective. A majority means the approval of the lesser of: (1) 67% or more of the voting securities at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund.


PURCHASE, REDEMPTION, AND PRICING OF SHARES
Purchases and redemptions are discussed in the Prospectus under the headings; "Purchasing Shares" and "How to Redeem Shares," and that information is incorporated herein by reference.

We determine the Funds' net asset value only on the days when the New York Stock Exchange ("NYSE") is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Years' Day, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE closes on the preceding Friday or the following Monday, respectively.

We determine the net asset value for a Fund by adding the value of a Fund's assets, subtracting the Fund's liabilities, and dividing the balance by the total number of shares outstanding. In determining the current market value for securities traded or listed on an exchange, we use the last sale price on the exchange where the securities primarily trade. For securities that have readily available market quotations, we use an over-the-counter or exchange bid quotation. When a Fund holds securities or other assets that either do not have readily available market quotations or are restricted, we value them at fair market value, as we determine in good faith under the direction of our Board of Trustees. We may use pricing services in determining the current or fair market value of securities held in the Funds' portfolios. We value money market instruments with a remaining maturity of 60 days or less on an amortized costs basis. We comply with the SEC's requirements for using an amortized cost valuation method.

Many long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities and foreign securities do not have reliable market quotations and are not considered to be readily available for purchase or sale.

To determine the current or fair market value for debt securities, we may, and generally will, use a pricing service or services approved by the Board of Trustees. A pricing service generally will determine valuations based upon normal, institutional-size trading units of such securities using market transactions for comparable securities and various relationships between securities generally recognized by institutional traders.

We generally price foreign securities in terms of U.S. dollars at the official exchange rate. Alternatively, we may price these securities at the average of the current bid and asked price of such currencies against the dollar last quoted by a major bank. The bank must be a regular participant in the foreign exchange market. We also may price foreign securities on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If management does not have any of these alternatives available or the alternatives do not provide a suitable method for converting a foreign currency into U.S. dollars, the Board of Trustees in good faith will establish a conversion rate for such currency.

Foreign securities may not be traded on all days when the NYSE is open. Also, foreign securities may trade on Saturdays and other days when the NYSE is not open and when we do not calculate the Funds' net asset values. We value foreign securities primarily listed and/or traded in foreign markets at the price as of the close on its primary market. Unless we determine (under the supervision of the Board of Trustees) that material events have occurred affecting the value of a Fund's foreign securities between the time the foreign securities' primary market closed and the close of the NYSE, we will not reflect the change in the Fund's net asset value. As a result, trading on days when a Fund is not accepting purchases or redemptions may significantly affect a Fund's net asset value.

Generally, U.S. government securities and other fixed income securities complete trading at various times prior to the close of the NYSE. For purposes of computing net asset value, we use the market value of any such securities as of the time their trading day ends. Occasionally, events affecting the value of such securities may occur between the times these markets close and the time the NYSE closes. We generally will not reflect these events in the computation of a Fund's net asset value, unless they are material. If there is a material event, we will value such securities at their fair value as determined in good faith by the Board of Trustees.

We intend to pay all redemptions in cash. We are obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of a Fund during any 90-day period for any one shareholder. However, we may pay redemptions in excess of such limit in whole or part by a distribution in kind of securities. If and to the extent we redeem shares in kind, you, as a redeeming shareholder might incur brokerage fees in selling the securities received.

We reserve the right for each Fund to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of a Fund's portfolio securities or valuation of its net assets not reasonably practicable.

The AAL Money Market Fund-Amortized Cost Valuation
We value The AAL Money Market Fund's portfolio securities on the basis of their amortized cost. Amortized cost is an approximation of market value, whereby the difference between acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. In addition, if a large number of redemptions take place at a time when interest rates have increased, we may have to sell portfolio securities for a Fund prior to maturity and at a less desirable price.

Although we cannot assure you that we will be able to do so, we will use our best efforts to maintain a net asset value of $1.00 per share for purchases and redemptions of The AAL Money Market Fund. The Board of Trustees has established procedures for this purpose. These procedures require us to review the extent of any deviation in the Fund's net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should the deviation exceed 1/2 of 1% for the Fund, the Board of Trustees will promptly consider whether we should initiate efforts to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations. We maintain a dollar-weighted average portfolio maturity of 90 days or less for the Fund. We also do not purchase any instrument deemed to have a remaining maturity greater than 397 days. We limit portfolio investments, including repurchase agreements, to those dollar denominated instruments that the Board of Trustees determines present minimal credit risks pursuant to our advise as the Adviser. We also comply with the SEC requirements on the quality of certain portfolio securities for money market funds using the amortized cost method of valuation. We also comply with the SEC reporting and record keeping procedures regarding money market funds. We cannot assure you that we can maintain a constant net asset value at all times. In the event amortized cost ceases to represent fair value, the Board of Trustees will take appropriate action.

Letter of Intent
Under a Letter of Intent, as described in the prospectus, shares totaling 5% of the dollar amount indicated in the letter will be held in escrow by the transfer agent in the name of the purchaser. A Letter of Intent neither obligates you to purchase nor requires us to sell the indicated amount. If you do not invest the amount indicated within the 13-month period, you, as the purchaser, are required to pay the difference between the sales commission otherwise applicable to the purchases made during this period and sales charges actually paid. When the Letter of Intent expires, we liquidate sufficient shares in escrow to obtain the difference.

Closing Small Accounts
All AAL Mutual Funds account owners share the high cost of maintaining accounts with low balances. To reduce this cost, we reserve the right, subject to legal restrictions, if any, to close an account when, due to a redemption, its value is less than $250. This does not apply to retirement plan accounts. We will notify you in writing before closing any account, and you will have 30 days to add money to bring the balance up to $250.


TAXATION OF THE FUNDS
The following is only a summary of certain tax considerations generally affecting the Funds and shareholders. We urge you to consult your tax advisors with specific reference to your own tax situations, including state and local tax liability.

Dividends, Distributions and Taxes

The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Bond and Money Market Funds -- Except for dividends from The AAL Municipal Bond Fund, any dividends from net investment income and short-term capital gains (collectively "income dividends") that we distribute to you from the Funds are taxable to you as ordinary income whether we have paid these distributions in cash or additional shares. Any long-term capital gains ("capital gains distributions") that we distribute to you from the Funds are taxable to you as long-term capital gains, whether we have paid these distributions in cash or additional shares. Long-term capital gains are treated as long-term capital gains regardless of the length of time you have owned the shares. We distribute substantially all of the Funds' net investment income and net realized long-term capital gains to avoid the imposition of federal income and excise tax liability. We pay any dividends for The AAL Small Cap Stock, Mid Cap Stock and International Funds annually. We pay any dividends for The AAL Capital Growth Fund semi-annually and we pay any dividends for the AAL Equity Income and Balanced Funds quarterly. We accrue income dividends daily and pay any dividends monthly for The AAL High Yield Bond, Bond and Money Market Funds. We expect to distribute any capital gains annually for these Funds.

The AAL Municipal Bond Fund -- This Fund expects to accrue any income dividends daily and distribute any net investment income in monthly dividends. We distribute any net realized capital gains at least annually. Dividends derived from the interest earned on municipal securities constitute "exempt-interest dividends." Generally, exempt-interest dividends are not subject to federal income tax. Distributions of net realized capital gains (whether from tax-exempt or taxable securities) are taxable to shareholders. We report the federal income tax status of all distributions to shareholders annually. In the report, we allocate income dividends between tax-exempt and taxable income (if any) in approximately the same proportions as the Fund's total income during the year. Accordingly, income derived from each of these sources by the Fund may vary substantially in any particular distribution period from the allocation reported to shareholders annually.

You may not be able to deduct any interest expense you incur on money borrowed to purchase or carry shares of the Fund for federal income tax purposes. You also may be subject to state and local taxes on dividends from this Fund, including those which are exempt from federal income tax.

If you or your entity are "substantial users" (or persons who are related to "substantial users") of facilities financed by industrial revenue bonds, you or your entity should consult your tax advisers before purchasing shares of The AAL Municipal Bond Fund. The term "substantial user" is defined generally to include a "nonexempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development revenue bonds.

The 1986 Tax Reform Act subjects tax-exempt interest attributable to certain "private activity bonds" to the individual and corporate alternative minimum tax. Such tax-exempt interest includes, in the case of a regulated investment company receiving interest on such bonds, a proportionate part of the exempt-interest dividends paid by that company. We limit our investment in private activity bonds to no more than 20% of the Fund's assets. Certain corporate shareholders may be subject to a federal "environmental" tax with respect to their receipt of dividends and distributions.

The use of options and futures for The AAL Municipal Bond Fund portfolio may result in taxable income. You should consult your personal tax adviser to determine the consequences of federal, state and local taxes.

The AAL International Fund -- Foreign Withholding Tax
We may be subject to income and withholding taxes on income and gains derived from The AAL International Fund's investments outside the U.S. Our payment of such foreign taxes reduces the yield on investments for the Fund. Tax treaties between certain countries and the U.S. may reduce or eliminate these foreign withholding taxes. If more than 50% of the Fund's total asset value at the close of any taxable year consists of foreign corporate stocks or other securities, we may elect (for U.S. federal income tax purposes) to treat any foreign country income or withholding taxes we have paid on behalf of the Fund as paid by the Fund's shareholders. The foreign income or withholding taxes must be those that could be treated as income taxes under U.S. income tax principles. For any year we make such an election for the Fund, the shareholder must include as income (in addition to taxable dividends received) his pro rata share of such foreign income and withholding taxes. The shareholder is entitled, subject to certain limitations, to credit his portion of these foreign taxes against his U.S. federal income tax due or deduct it (as an itemized deduction) from his U.S. taxable income. Generally, this foreign tax credit is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income.

If we make the pass through election described above, the Fund's foreign income flows through to the shareholders. The Internal Revenue Service will not treat certain gains from the sale of securities and currency fluctuations as foreign source taxable income. In addition, this foreign tax credit limitation must be applied separately to certain categories of foreign source income, one of which is foreign source "passive income." For this purpose, foreign "passive income" includes dividends, interest, capital gains and certain foreign currency gains. As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of the foreign tax paid by the Fund.

Corporations and individuals can use the foreign tax credit to offset only 90% of any alternative minimum tax (as computed under the Code for purposes of this limitation) imposed upon them. If we do not make the pass through election, the foreign taxes we pay for the Fund will reduce the Fund's income. Any distributions we make for the Fund will be treated as U.S. source income.

We will notify each shareholder within 60 days after the close of the Fund's taxable year whether, pursuant to the election described above, we will make the pass through election and treat any foreign taxes paid by the Fund as paid by its shareholders for that year. If we make the pass through election, we will designate the shareholder's portion of the foreign taxes paid to such country. We also will designate the portion of the Fund's dividends and distributions that represent income derived from sources within such country.

Our investments in certain foreign corporations that generate largely passive investment type income, or that hold a significant percentage of assets which generate passive income ("passive foreign investment companies" or "PFICs") are subject to special tax rules. These special tax rules are designed to prevent deferral of U.S. taxation on the Fund's share of the PFICs earnings. In the absence of certain elections to report these earnings on a current basis, we would have to report certain "excess distributions" and any gain from the disposition of PFICs stock as ordinary income. We would have to report these excess distributions and gains as ordinary income regardless of whether we actually received any distributions from the PFIC. We would have to allocate this ordinary income ratably throughout the holding period for the stocks. We would have to pay taxes for the Fund on any amounts allocable to a prior taxable year at the highest applicable tax rate from that year. We also would have to increase this rate by an interest charge determined as though the amounts were an underpayment of the tax for that year. We would have to include the amounts allocated to the year of the distribution or disposition in the Fund's net investment income for that year. To the extent the amounts allocated were distributed as a dividend to shareholders such amounts would not be taxable to the Fund.


UNDERWRITERS
The distributor, AAL CMC, is the exclusive underwriter for the Funds. The distributor has a written distribution agreement with the Funds, dated June 15, 1987, as amended. The distributor offers the Funds' shares for sale on a continuous basis through its field sales force.

Class A Shares
The public offering price of a Fund's Class A share is the net asset value next computed plus a sales charge that varies based on the quantity purchased. The public offering price of a Fund's Class A share is calculated by dividing the net asset value of the Class A share being purchased by the difference
(expressed as a decimal) between 100% and the sales charge percentage of the offering price applicable to the purchase (see "Purchasing Shares" in the Prospectus). The sales charge scale set forth in the prospectus applies to purchases of Class A shares of a particular Fund alone or in combination with shares of all classes of the other Funds (as noted under "Right of Accumulation") by any person, including family members who live with the purchaser (i.e., husband, wife and minor children) and bona fide trustees. The sales charge scale also applies to purchases made under the right of accumulation or letter of intent as set forth in the prospectus. The distributor offers a reduction in the sales charges for a Fund for non-profit organizations, charitable trusts, charitable remainder unitrusts, endowments, AAL branches and congregations (See "50% Reduction" in the Prospectus).

The distributor does not receive compensation in connection with redemptions and repurchases or brokerage commissions for Class A shares. The amount of underwriting commissions received and retained by the distributor for the past three years ended April 30, 1999 for Class A Shares were as follows:

                                 Class A Shares

For the Fiscal Year Ended      Aggregate Commissions        Retained Commissions

April 30, 1999                     $_________                    $________

April 30, 1998                     $18,088,340                   $7,783,221

April 30, 1997                     $18,026,973                   $7,289,125

Class B Shares
The public offering price of a Fund's Class B share is the net asset value (see "Purchasing Shares" in the prospectus). The aggregate redemption fees (underwriting commissions) received and retained by the distributor were as follows:

                                 Class B Shares

For the Fiscal Year Ended      Aggregate Commissions        Retained Commissions

April 30, 1999                     $______                       $______

April 30, 1998                     $36,668                       $36,668

April 30, 1997*                    $71                           $71

*The distributor began offering Class B shares for the Funds on January 8, 1997. This row reflects the period from January 8, 1997, through April 30, 1997.

Compensation
The amount of underwriting commissions received and retained by the distributor for the period through the fiscal year ended April 30, 1999 were as follows:

                           Net Underwriting          Compensation on            Class B Shares
Name of                    Discounts and             Class B Redemptions        Brokerage
Principal Underwriter      Commissions               and Repurchases            Commissions

AAL CMC                    _____________             ______________             ____________


Institutional Shares
The public offering price of a Fund's Institutional shares is the net asset value. The distributor began offering the Institutional shares for the Funds on December 29, 1997. For information on Institutional shares, please see the separate prospectus and statement of additional information.

CALCULATION OF PERFORMANCE DATA
From time to time we advertise the yields and total returns for the Funds' Class A and Class B shares for various investment periods. We always include uniform performance calculations based on standardized methods established by the SEC. These calculations reflect the front-end sales charge on a Class A share and the contingent deferred sales charge ("CDSC") on a Class B share. We also may include other total return information without giving effect to sales charges. Yields and total returns are calculated based on historical earnings and appreciation. We do not intend any yield or total return calculations to indicate future performance. You should consider performance information in
light  of:  the   particular   Fund's   investment   objectives   and  policies;
characteristics and quality of the Fund's portfolio securities; and the market conditions during the applicable period. You should not consider the performance information as a representation of what may be achieved in the future. When comparing any such performance information to published performance data for alternative investments, you should consider the differences in the methods used in calculating performance information, and the impact of taxes on alternative investments in addition to the factors listed.

Standardized Performance Information

Average Annual Total Return
For each of the Funds, except The AAL Money Market Fund, we compute the standardized average annual total return by finding the average annual compounded rates of return for Class A and Class B shares over the 1, 5 and 10 year periods (or the portion thereof during which the Fund has been in existence) that would equate the initial amount invested in each class to the ending redeemable value according to the following formula:

         P(1+T)^n = ERV

Where:

P =      A hypothetical $1,000 initial payment;

T =      Average annual total return for the class;

n =      Number of years;

ERV = Ending redeemable value for the class (of the hypothetical $1,000 payment) at the end of the 1, 5 and 10 year periods (or fractional portion thereof), after deduction of all non-recurring charges for the class (CDSC for Class B shares), assuming redemption at the end of the period;

^ =      raised to the power of.


        Annual Returns for the 1 and 5-Year, 10-Year and Since Inception Periods Ended April 30, 1999, for Class A Shares Based on Gross
                                 Amount Invested

The AAL             Total Return        Average Annual      Average Annual      Average Annual
Mutual Fund         for the             Return for the      Return for the      Return for the
and Inception       1-Year Period       5-Year Period       10-Year Period      Period Since
Date                                                                            Inception for
                                                                                Funds in existence for less
                                                                                than 10 years

Small Cap Stock     ____%               N/A                 N/A                 ____%
7/1/96

Mid Cap Stock       ____%               N/A                 N/A                 ____%
6/30/96

International       ____%               N/A                 N/A                 ____%
8/1/95

Capital Growth      ____%               ____%               ____%               ____%
7/16/87

Equity Income       ____%               N/A                 N/A                 ____%
3/18/94

Balanced            ____%               N/A                 N/A                 ____%
12/29/97

High Yield Bond     ____%               N/A                 N/A                 ____%
1/8/97

Municipal Bond      ____%               ____%               ____%               ____%
7/16/87

Bond                ____%               ____%               ____%               ____%


                Annual Returns for the 1-Year and Since Inception
           Periods Ended April 30, 1999, for Class B Shares Based on
                             Gross Amount Invested*

The AAL Mutual Fund and       Total Return for the     Average Annual Return
Inception Date                1-Year Period            for the Period Since
Inception

Small Cap Stock                    ____%                    ____%
1/8/97

Mid Cap Stock                      ____%                    ____%
1/8/97

International                      ____%                    ____%
1/8/97

Capital Growth                     ____%                    ____%
1/8/97

Equity Income                      ____%                    ____%
1/8/97

Balanced                           ____%                    ____%
12/29/97

High Yield Bond                    ____%                    ____%
1/8/97

Municipal Bond                     ____%                    ____%
1/8/97

Bond                               ____%                    ____%
1/8/97

* There is no standardized average annual return information for the five-year and 10-year periods, which is based on gross amount invested, available for Class B shares. Class B shares first became available to investors on January 8, 1997.

Current Yield
We base current yield quotations for the Funds, except The AAL Money Market Fund, on a 30-day (or one-month) period. We compute the current yield by dividing the net investment income per share for each class earned during the period by the maximum offering price per share for each class on the last day of the period, according to the following formula:

         Yield  2[(((a - b)/(cd) + 1)^6 - 1]

Where:

a =      Dividends and interest earned by the Class during the period;

b =      Expenses accrued by the Class for the period (net of reimbursements);

c = The average daily number of shares outstanding for the Class during the period that were entitled to receive dividends; and

d = the maximum offering price per share for the Class on the last day of the period.

^ =      to the power of.

For purposes of this calculation, we determine the income earned on debt obligations by applying a calculated yield-to-maturity percentage to the obligations held during the period. We calculate the Interest earned on mortgage-backed securities by using the coupon rate and principal amount after adjustment for a monthly pay down. We determine the income earned on stocks by using the stated annual dividend rate applied over the performance period. The current yields for The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond and Bond Funds for the 30-day period ended April 30, 1999, for Class A shares were:

                              The AAL Mutual Funds
                              Class A Share Yields
                           30-day period ended 4/30/99

Small Cap Stock            ____%            Balanced          ____%

Mid Cap Stock              ____%            High Yield Bond   ____%

International              ____%            Municipal Bond    ____%

Capital Growth             ____%            Bond              ____%

Equity Income              ____%

The current yields for the AAL Small Cap Stock, Mid Cap Stock, International, Equity Income, Balanced, High Yield Bond, Municipal Bond and Bond Funds for the 30-day period ended April 30, 1999 for Class B shares were:

                              The AAL Mutual Funds
                              Class B Share Yields
                           30-day period ended 4/30/99


Small Cap Stock            ____%            Balanced          ____%

Mid Cap Stock              ____%            High Yield Bond   ____%

International              ____%            Municipal Bond    ____%

Capital Growth             ____%            Bond              ____%

Equity Income              ____%

When we are advertising yield for a Fund, we will not advertise a one-month or a 30-day period that ends more than 45 days before the date on which the advertisement is published.

Tax Equivalent Yield
We calculate a tax equivalent yield for The AAL Municipal Bond Fund based on a 30-day (or one-month) period for Class A and Class B shares. We compute the tax equivalent yield by dividing the portion of the Fund's yield for the share class (computed as described above) that is tax-exempt by one minus a stated income tax rate and adding the quotient to the portion of the yield that is not tax exempt. The formula for computation of the tax equivalent yield is:

         X = ( N/1-F) + T

Where:

N =      % of yield for the class derived from tax-exempt income;

F =      federal income tax rate; and

T =      % of yield for the class derived from taxable income.

The tax equivalent yield at 31% tax rate for the 30-day period ended April 30, 1999, for a Class A share and a Class B share for The AAL Municipal Bond Fund were ____% and ____%, respectively.

Current and Effective Yield - The AAL Money Market Fund
We may quote a current or effective yield for The AAL Money Market Fund's Class A and Class B shares from time-to-time. The current yield is an annualized yield based on the net change in account value for each class for a seven-day period. The effective yield is an annualized yield based on a daily compounding of the current yield for each share class. We compute these yields by first determining the "Net Change in Account Value" for each share class for a hypothetical account having a share balance of one share at the beginning of a seven-day period ("Beginning Account Value"), excluding capital changes. The Net Change in Account Value always equals the total dividends declared with respect to the account. We compute the yields for each share class as follows:

     Current Yield = (Net Change in Account Value per Class/Beginning Account
                     Value per Class) x (365/7)

     Effective Yield = [(Net Change in Account Value per Class/Beginning Account
                       Value per Class)]^(365/7)] - 1

For the seven-day period ended April 30, 1999, the current and effective yields of The AAL Money Market Fund for Class A shares were ____% and ____%, respectively, and for Class B shares ____% and ____%, respectively.

Normal changes in the income earned and expenses affect the Fund's yield. Also, any efforts we undertake to restrict or supplement the Fund's dividends to maintain its net asset value at $1.00 will affect the Fund's yield. (See "Net Asset Value" in the prospectus and in this statement of additional information.) Any portfolio changes we make due to net purchases or redemptions will affect the Fund's yield. Accordingly, the Fund's yield may vary from day to day. The yield stated for a particular past period is not a representation as to its future yield. We do not guarantee the Fund's yield and the Fund's principal is not insured. Although there is no assurance that we will be able to do so, we use our best efforts to maintain a net asset value of $1.00 per share for the Fund.

Other Performance Information
We may from time to time, include in the Funds' sales literature and advertisements: (1) total return quotations computed for different time periods or by a method that differs from the computations described in the section above for Class A and B shares; (2) calculations of the growth of an investment (or series of investments), at various assumed interest rates and compounding, to show the effect of the length of time, interest rate and/or tax deferral on an investment for Class A and B shares; (3) illustrate the concepts of asset allocation by use of hypothetical case studies using various risk levels and life cycles, as well as illustrating the effect of various tax brackets and tax deferrals on hypothetical systematic investing for Class A and Class B shares; and (4) performance relative to the performance of other investments such as stocks, bonds, closed end funds, certificates of deposit, as well as various indices such as the Consumer Price Index and indices generated by lbbotson & Associates and Chase Global Data and Research Products for Class A and B shares.

Average Annual Total Return on Net Amount Invested
Except for The AAL Money Market Fund, we may advertise an average annual total return calculation for Class A and Class B shares for any appropriate time period, based upon the value of a net investment in the Fund for the class. We deduct the maximum sales charge for Class A shares and deduct the CDSC for Class B shares. We advertise average annual total return for net amount invested according to the following formula:

         P(1+T)^n = ERV

Where:

P = A hypothetical $1,000 initial payment (the hypothetical initial net investment after deduction of the sales load);

T =      Average annual total return for the class;

n =      Number of years;

ERV = Ending redeemable value for the class (of the hypothetical $1,000 payment) at the end of the 1, 5 and 10 year periods (or fractional portion thereof), after deduction of all non-recurring charges for the class (CDSC for Class B shares), assuming redemption at the end of the period;

^ =      raised to the power of.

       Annual Returns for the 1-Year, 5-Year, 10-Year and Since Inception
         Periods Ended April 30, 1999, for Class A Shares Based on Net
                                 Amount Invested

The AAL                  Total Return        Average Annual      Average Annual      Average Annual
Mutual Fund              for the             Return for the      Return for the      Return for the
and Inception            1-Year Period       5-Year Period       10-Year Period      Period Since
Date                                                                                 Inception for
                                                                                     Funds in existence for less
                                                                                     than 10 years

Small Cap Stock          ____%               N/A                  N/A                ____%
7/1/96

Mid Cap Stock            ____%               N/A                  N/A                ____%
6/30/96

International            ____%               N/A                  N/A                ____%
8/1/95

Capital Growth           ____%               ____%                ____%              ____%
7/16/87

Equity Income            ____%               N/A                  N/A                ____%
3/18/94

Balanced                 ____%               N/A                  N/A                ____%
12/29/97

High Yield Bond          ____%               N/A                  N/A                ____%
1/8/97

Municipal Bond           ____%               ____%                ____%              ____%
7/16/87

Bond                     ____%               ____%                ____%              ____%


                Annual Returns for the 1-Year and Since Inception
                Periods Ended April 30, 1999, for Class B Shares
                         Based on Net Amount Invested*

The AAL Mutual Fund and       Total Return for the     Average Annual Return
Inception Date                1-Year Period            for the Period Since
Inception

Small Cap Stock                    ____%                      ____%
1/8/97

Mid Cap Stock                      ____%                      ____%
1/8/97

International                      ____%                      ____%
1/8/97

Capital Growth                     ____%                      ____%
1/8/97

Equity Income                      ____%                      ____%
1/8/97

Balanced                           ____%                      ____%
12/29/97

High Yield Bond                    ____%                      ____%
1/8/97

Municipal Bond                     ____%                      ____%
1/8/97

Bond                               ____%                      ____%
1/8/97

* There is no standardized average annual return information for the five-year and 10-year periods, which is based on gross amount invested, available for Class B shares. Class B shares first became available to investors on January 8, 1997.

Performance information for Class A and B shares for the Funds may be compared to various unmanaged indexes, such as Morgan Stanley's EAFE and World, Dow Jones Industrial and Averages, the S&P 500, S&P MidCap 400, S&P Small Cap or Lehman Brothers High Yield Index, Lehman Brothers Aggregate or other Lehman Bond Indexes, as well as indices of similar mutual funds, and various foreign country and currency indices. The Funds may include in their advertising rankings published by recognized statistical services or publishers such as Morningstar, Lipper Analytical Services, Inc., Weisenberger Investment Companies Services or rankings shares published by other comparable national services that rank mutual funds. They also may use information from publications such as Barron's, Business Week, The Economist, Financial World, Forbes, Fortune, Kiplinger's Personal Finance, Money, Smart Money, the Star, The Wall Street Journal or Worth, and from videotapes of television shows and interviews involving investment experts, including employees of the adviser and/or sub-adviser for The AAL International Fund. Advertisements may depict performance graphically.


FINANCIAL STATEMENTS

The following audited financial statements and footnotes thereto for each of the Funds are not yet available. The following financial statements will be filed as an Annual Report as required under rule 30d-1 intended to be made in June, 1999.

1.     Schedules of Investments as of April 30, 1999.
2.     Statement of Assets and Liabilities as of April 30, 1999.
3.     Statement of Operations for fiscal year ended April 30, 1999.
4.     Statement of Changes in Net Assets for fiscal year ended April 30, 1999.
5.     Notes to Financial Statements





PART C: OTHER INFORMATION
Class A and Class B Shares


Item 23.       Exhibits

Except as noted below, all required exhibits have been previously filed and are incorporated by reference from the Funds' Registration Statement on Form N-1(A) (File No. 33-12911), as amended:
(d)(i)    Investment  Advisory  Agreement,  as amended
(d)(ii)   Sub-Advisory   Agreement   between  AAL  Capital   Management
               Corporation and Oechsle  International  Advisers LLC
(g)(i)    Global Custodial Services  Agreement between the Funds and  Citibank
(h)(i)    Administrative  Services  Agreement with AAL
(h)(ii)   Shareholder  Maintenance  Agreement,  as  amended
(n)       Financial  Data Schedule, to be filed by later Amendment
(p)       Power of Attorney for Ed Smeds

Item 24.       Persons Controlled By or Under Common Control with the Fund

AAL is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons. AAL controls the following wholly-owned, direct and indirect subsidiaries: (a) AAL Holdings, Inc., a Delaware corporation that is a holding company that has no independent operations; (b) AAL Capital Management Corporation, a Delaware corporation that is a registered investment adviser and broker-dealer; (c) North Meadows Investment Ltd., a Wisconsin corporation organized for the purpose of holding and investing in real estate; and (d) AAL Trust Company, FSB, a federally chartered thrift institution. Financial statements of AAL are filed on a consolidated basis with regard to each of the foregoing entities.


                                                    -------------------------------
Parent Company                                      AAL
                                                    (Wisconsin corp.)
Holding Company                                     AAL Holdings, Inc.
                                                    (Delaware corp.)
                                                    -------------------------------
                     ------------------------------ ------------------------------- ----------------------------
Wholly-owned         AAL Capital Management Corp.   AAL Trust Co., FSB              North Meadows Investment
subsidiaries of      (Delaware corp.)               (Federal charter)               Ltd.
AAL Holdings, Inc.                                                                  (Wisconsin corp)
                     ------------------------------ ------------------------------- ----------------------------


Item 25.       Indemnification

Under Section 12 of Article Seven of the Funds' Declaration of Trust, the Funds may not indemnify any trustee, officer or employee for expenses (e.g., attorney's fees, judgments, fines and settlement amounts) incurred in any threatened, pending or completed action, if there has been an adjudication of liability against such person based on a finding of willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties of office ("disabling conduct").

The Funds shall indemnify their trustees, officers or employees for such expenses whether or not there is an adjudication of liability, if, pursuant to Investment Company Act Release 11330, a determination is made that such person was not liable by reason of disabling conduct by: (i) final decision of the court before which the proceeding was brought; or (ii) in the absence of such a decision, a reasonable determination, based on factual review, that the person was not liable for reasons of such conduct is made by: (a) a majority vote of disinterested, independent trustees; or (b) independent legal counsel in a written opinion.

Advancement of expenses incurred in defending such actions may be made pursuant to Release 11330, provided that the person undertakes to repay the advance
unless  it  is   ultimately   determined   that  such   person  is  entitled  to
indemnification and one or more of the following conditions is met: (1) the person provides security for the undertaking; (2) the Funds are insured against losses arising by reason of any lawful advances; or (3) a majority of disinterested non-party trustees or independent legal counsel in a written opinion determines, based on review of readily available facts, that there is reason to believe the person ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Funds pursuant to the foregoing provision, or otherwise, the Funds have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Funds of expenses incurred or paid by a trustee, officer or controlling person of the Funds in the successful defense of any action, suit or proceeding) is asserted by such trustees, officer or controlling person in connection with the securities being registered, the Funds will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.       Business and Other Connections of the Investment Adviser

AAL Capital Management Corporation is the investment adviser ("Adviser") of the Funds. Oechsle International Advisers LLC is the sub-adviser for The AAL International Fund. For information as to the business, profession, vocation or employment of a substantial nature of the Adviser, reference is made to Parts A and B of this Registration Statement and to Form ADV filed under the Investment Advisers Act of 1940 by the Adviser.


Item 27.       Principal Underwriters

(a)  Not Applicable

(b)  AAL  Capital  Management   Corporation  ("AAL  CMC")  serves  as  principal
     underwriter/distributor shares of each of the Funds.

Name and Principal                       Position and Offices                   Position and Offices
Business Address                         with AAL CMC                           with Fund
---------------------------------------- -------------------------------------- -----------------------------

Ronald G. Anderson                       Chairman of the Board of Directors     Trustee and President
222 W. College Ave.                      and President
Appleton, WI 54919

Robert G. Same                           Asst. Secretary                        Secretary
222 W. College Ave.
Appleton, WI 54919

Charles D. Gariboldi, Jr.                Asst. Vice President                   Treasurer
222 W. College Ave.
Appleton, WI 54919

Woodrow E. Eno                           Vice President, General                Assistant Secretary
222 W. College Ave.                      Counsel, Secretary and Director
Appleton, WI 54919

James H. Abitz                           Sr. Vice President and Director        None
222 W. College Avenue
Appleton, WI 54919

Paul Gocker                              Regional Vice President                None
222 W. College Avenue
Appleton, WI 54919

Michael Woldt                            Regional Vice President                None
222 W. College Avenue
Appleton, WI 54919

Penny Hill                               Regional Vice President                None
222 W. College Avenue
Appleton, WI 54919

Larry Schluesner                         Regional Vice President                None
222 W. College Avenue
Appleton, WI 54919

Walter S. Rugland                        Director                               None
4321 N. Ballard Road
Appleton, WI 54919

Steve Weber                              Director                               None
4321 N. Ballard Road
Appleton, WI 54919

Paul Stadler                             Vice President                         None
222 W. College Avenue
Appleton, WI 54919

Lori Richardson                          Vice President                         None
222 W. College Avenue
Appleton, WI 54919

Jeffrey Verhagen                         Vice President                         None
222 W. College Avenue
Appleton, WI 54919

Charles Friedman                         Assistant Vice President               None
222 W. College Avenue
Appleton, WI 54919

Wendy Schmidt                            Assistant Vice President               None
4321 N. Ballard Road
Appleton, WI 54919

Carl Rudolph                             Treasurer, Director                    None
222 W. College Avenue
Appleton, WI 54919

Krien Ver Berkmoes, III                  Vice President, Chief Compliance       None
222 W. College Avenue                    Officer
Appleton, WI 54919

Stanley Herman                           Vice President, Director               None
4321 N. Ballard Road
Appleton, WI 54919

Thomas Mischka                           Vice President, Director               None
4321 N. Ballard Road
Appleton, WI 54919

Jon Stellmacher                          Vice President, Director               None
4321 N. Ballard Road
Appleton, WI 54919

Cindy Haas                               Assistant Vice President               None
4321 N. Ballard Road
Appleton, WI 54919



Item 28.       Location of Accounts and Records

The accounts, books and other documents required to be maintained by the Funds pursuant to Section 31(a) of The Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Funds and the Funds' Custodian as follows: all documents required to be maintained by Rule 31a-1(b) will be maintained by the Funds, (222 W. College Avenue, Appleton, WI 54919-0007) except that records required to be maintained by paragraph (2)(iv) of Rule 31a-1(b) will be maintained by the Custodian (Citibank, N.A., 111 Wall Street, New York, NY 10043)


Item 29.       Management Services

Not Applicable


Item 30.       Undertakings

Not Applicable


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has caused this amended registration statement to be duly signed on its behalf by the undersigned, duly authorized, in the City of Appleton and State of Wisconsin on this day of April 6, 1999.

                                        THE AAL MUTUAL FUNDS

                                        By:  /s/ Ronald G. Anderson
                                             ----------------------------------
                                             Ronald G. Anderson
                                             President

       Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Ronald G. Anderson             President                     April 6, 1999
-------------------------------    (Principal Executive Officer)
Ronald G. Anderson




/s/ Charles D. Gariboldi           Treasurer                     April, 1999
-------------------------------    (Principal Accounting
Charles D. Gariboldi               Financial Officer)



All of the Board of Trustees:

       Gregory F. Campbell           Ronald G. Anderson
       Richard L. Gady               John Pender
       Edward W. Smeds               Lawrence M. Woods
       John O. Gilbert

             Ronald G. Anderson, by signing his name hereto, does hereby sign this document on behalf of himself and each of the other above-named Trustees of The AAL Mutual Funds pursuant to the powers of attorney duly executed by such persons.


/s/ Ronald G. Anderson                                           April 6, 1999
-------------------------------
Ronald G. Anderson
Attorney-in-Fact